                                  As filed with the Commission on April 28, 2000
                                                      1933 Act File No. 33-07404
                                                      1940 Act File No. 811-4760

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

                        Post-Effective Amendment No. 68              [X]

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                               Amendment No. 68                         [X]

                               BT INVESTMENT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

                                 (410) 895-3433
                         (Registrant's Telephone Number)

Daniel O. Hirsch, Esq.     Copies to:       Burton M. Leibert, Esq.
One South Street                            Willkie Farr & Gallagher
Baltimore, Maryland  21202                  787 Seventh Ave
(Name and Address of Agent                  New York, New York 10019
for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[X] On April 30, 2000 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On [date], pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Cash Management Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio and BT Investment Portfolios have also executed this Registration Statement.

                                                       Deutsche Asset Management

                                  Mutual Fund
                                        Prospectus

                                                                  April 30, 2000
                                                                      Investment
Cash Management
Treasury Money
NYTax Free Money
Tax Free Money

Each formerly a BT Mutual Fund

[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]

                                                         A Member of the
                                                         Deutsche Bank Group [/]

Table of Contents

Cash Management.............................................................   3
Treasury Money..............................................................  10
NY Tax Free Money...........................................................  16
Tax Free Money..............................................................  23
Information Concerning All Funds............................................  30
Management of the Funds.....................................................  30
Calculating a Fund's Share Price............................................  31
Dividends and Distributions.................................................  31
Tax Considerations..........................................................  31
Performance Information.....................................................  32
Buying and Selling Fund Shares..............................................  32

--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------
of Cash Management Investment

Goal: The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

Core Strategy: The Fund invests in high quality money market instruments.

INVESTMENT POLICIES AND STRATEGIES

The Fund invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to achieve that goal by investing in high quality money market instruments, maintaining a dollar-weighted average maturity of 90 days or less. The Fund attempts to maintain a stable share price by investing in securities that are valued in U.S. dollars, have remaining maturities of 397 days or less and are of the highest quality. The Fund invests more than 25% of its total assets in banks and other financial institutions.
--------------------------------------------------------------------------------


Cash Management Investment

Overview of Cash Management

Goal........................................................................   3
Core Strategy...............................................................   3
Investment Policies and Strategies..........................................   3
Principal Risks of Investing in the Fund....................................   4
Who Should Consider Investing in the Fund...................................   4
Total Returns, After Fees and Expenses......................................   5
Annual Fund Operating Expenses..............................................   6

A Detailed Look at Cash Management

Objective...................................................................   7
Strategy....................................................................   7
Principal Investments.......................................................   7
Risks.......................................................................   7
Financial Highlights........................................................   9

--------------------------------------------------------------------------------

Overview of Cash Management Investment

PRINCIPAL RISKS OF INVESTING IN THE FUND

Although the Fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the Fund. For example:

 . A rise in interest rates could cause the bond market and individual securities in the Fund's portfolio to decline in value.
 . An issuer's creditworthiness could decline, which in turn may cause the value of a security in the Fund's portfolio to decline.
 . Changes in interest rates or economic downturns could have a negative effect on issuers in the financial services industry.

WHO SHOULD CONSIDER INVESTING IN THE FUND

You should consider investing in the Fund if you are a conservative investor who is looking for an investment that offers income approximating money market rates and preserves the value of your investment.

You should not consider investing in the Fund if you seek long-term capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
--------------------------------------------------------------------------------

                                          Overview of Cash Management Investment


TOTAL RETURNS, AFTER FEES & EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each of the past ten calendar years. The table shows the Fund's average annual return over the last calendar year, the last five calendar years, and the last ten calendar years.

As of December 31, 1999, the Fund's 7-day yield was 5.21%. To learn the current 7-day yield, investors may call the Deutsche Asset Management Service Center at 1-800-730-1313.
--------------------------------------------------------------------------------
The 7-day yield, which is often referred to as the "current yield," is the income generated by the Fund over a seven-day period. This amount is then annualized, which means that we assume the Fund generates the same income every week for a year. The "total return" of the Fund is the change in the value of an investment in the Fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the Fund over a given period.

                    [HEAD, CHART and FOOTNOTE APPEARS HERE]
YEAR-BY-YEAR RETURNS
(the past ten calendar years)
1990      7.85%
1991      5.68%
1992      3.05%
1993      2.54%
1994      3.67%
1995      5.35%
1996      4.82%
1997      4.98%
1998      4.93%
1999      4.58%
Since inception, the Fund's highest return in any calendar quarter was 2.88% (second quarter 1989) and its lowest quarterly return was 0.62% (first quarter
1993). Past performance offers no indication of how the Fund will perform in the future.

 PERFORMANCE FOR PERIOD ENDED DECEMBER 31, 1999

                         Average Annual Returns
                        1 Year 5 Years 10 Years
  Cash Management
  Investment            4.58%   4.93%    4.74%
 ----------------------------------------------

--------------------------------------------------------------------------------

Overview of Cash Management Investment

ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. It assumes that the Fund earned an annual return of 5% over the periods shown, the Fund's operating expenses remained the same and you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds./1/ The example does not represent an estimate of future returns or expenses. Actual costs may be higher or lower.
--------------------------------------------------------------------------------

/1/Information on the annual operating expenses reflects the expenses of both the Fund and the Cash Management Portfolio, the master portfolio in which the Fund invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure" section of this prospectus.)

/2/The investment adviser and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 1999, to waive their fees and reimburse expenses so that total expenses will not exceed 0.75%.

/3/For the first year, the expense example takes into account fee waivers and reimbursements.
 ANNUAL FEES AND EXPENSES

                      Percentage of Average
                        Daily Net Assets/1/
  Management Fees                     0.15%
 --------------------------------------------------
  Distribution and
   Service (12b-1)
   Fees                                None
 --------------------------------------------------
  Other Fund
   Operating
   Expenses                           0.63%
 --------------------------------------------------
  Total Fund
   Operating
   Expenses                           0.78%
 --------------------------------------------------
  Less: Fee Waiver
   or Expense
   Reimbursement                     (0.03%)/2/
 --------------------------------------------------
  Net Expenses                        0.75%
 --------------------------------------------------


 EXPENSE EXAMPLE/3/

     1 Year                3 Years                           5 Years                           10 Years
      $77                   $246                              $430                               $963
 --------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed look
-------------------------------------------------------------------------------
at Cash Management Investment


OBJECTIVE

Cash Management Investment seeks a high level of current income consistent with liquidity and the preservation of capital by investing in high quality short-term money market instruments.

While we give priority to earning income and maintaining the value of the Fund's principal at $1.00 per share, all money market instruments, including U.S. government obligations, can change in value when interest rates change or an issuer's creditworthiness changes.


STRATEGY

The Fund seeks current income by investing in high quality money market securities and maintains a dollar-weighted average maturity of 90 days or less. The Fund follows two policies designed to maintain a stable share price:

 . Generally, Fund securities are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

 . The Fund buys U.S. government debt obligations, money market instruments and other debt obligations that at the time of purchase:

 . have received the highest short-term rating from two nationally recognized statistical rating organizations;

 . have received the highest short-term rating from one rating organization
   (if only one organization rates the security);

 . are unrated, but are determined to be of similar quality by us; or

 . have no short-term rating, but are rated in one of the top three highest long-term rating categories, or are determined to be of similar quality by us.

PRINCIPAL INVESTMENTS

The Fund may invest in high quality, short-term, dollar-denominated money market instruments paying a fixed, variable or floating interest rate. These include:

 . Debt obligations issued by U.S. and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. government securities. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.

 . U.S. government securities that are issued or guaranteed by the U.S.
  Treasury, or by agencies or instrumentalities of the U.S. Government.

 . Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

 . Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset- backed security generally consist of interest and/or principal.

Because many of the Fund's principal investments are issued or credit-enhanced by banks or other financial institutions, the Fund may invest more than 25% of its total assets in the financial services industry.

RISKS

Below we set forth some of the prominent risks associated with money market mutual funds, and we detail our approaches to contain them. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed. If a security no longer meets the Fund's requirements, we will attempt to sell that security within a reasonable time, unless selling the security would not be in the Fund's best interest.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. To minimize such price fluctuations, the Fund adheres to the following practices:
-------------------------------------------------------------------------------

Overview of Cash Management Investment


 . We limit the dollar-weighted average maturity of the securities held by the Fund to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

 . We primarily buy securities with remaining maturities of 13 months or less.
  This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Fund only buys high quality securities with minimal credit risk.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the Fund's returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the securities defaults on its obligation to repurchase them. In this circumstance, the Fund can lose money because:

 . it cannot sell the securities at the agreed-upon time and price; or

 . the securities lose value before they can be sold.

The Fund seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The Fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Concentration Risk. Because the Fund may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

Prepayment Risk. When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high yielding bond before it comes due, the Fund may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Fund's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.
--------------------------------------------------------------------------------

                                          Overview of Cash Management Investment

The table below provides a picture of the Fund's financial performance for the past five years. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

 FINANCIAL HIGHLIGHTS

                                      For the Years Ended December 31,
                               1999     1998     1997        1996       1995
  Per Share Operating
   Performance:
  Net Asset Value,
   Beginning of Period       $1.00    $1.00     $1.00       $1.00      $1.00
 ------------------------------------------------------------------------------
  Income from Investment
   Operations
  Net Investment Income       0.04     0.05      0.05        0.05       0.05
 ------------------------------------------------------------------------------
  Net Realized and
   Unrealized Gain on
   Investment and
   Futures Transactions       0.00/1/  0.00/1/  (0.00)/1/    0.00/1/    0.00/1/
 ------------------------------------------------------------------------------
  Total from Investment
   Operations                 0.04     0.05      0.05        0.05       0.05
 ------------------------------------------------------------------------------
  Contributions of Capital     --       --       --          0.00/1/    --
 ------------------------------------------------------------------------------
  Distributions to
   Shareholders
  Net Investment Income      (0.04)   (0.05)    (0.05)      (0.05)     (0.05)
 ------------------------------------------------------------------------------
  Net Asset Value, End of
   Year                      $1.00    $1.00     $1.00       $1.00      $1.00
 ------------------------------------------------------------------------------
  Total Investment Return     4.58%    4.93%     4.98%       4.82%/2/   5.35%
 ------------------------------------------------------------------------------
  Supplemental Data and
   Ratios:
  Net Assets, End of Period
   (000s omitted)          $154,304  $232,586  $138,423    $118,969   $135,998
 ------------------------------------------------------------------------------
  Ratios to Average Net
   Assets:
  Net Investment Income       4.42%    4.80%     4.88%       4.72%      5.22%
 ------------------------------------------------------------------------------
  Expenses After Waivers,
   Including Expenses of
   the Cash Management
   Portfolio                  0.75%    0.75%     0.75%       0.75%      0.74%
 ------------------------------------------------------------------------------
  Expenses Before Waivers,
   Including Expenses of
   the Cash Management
   Portfolio                  0.78%    0.81%     0.78%       0.78%      0.76%
 ------------------------------------------------------------------------------
  Decrease Reflected in
   Above Expense Ratio Due
   to Fee Waivers or Expense
   Reimbursements             0.03%    0.06%     0.03%       0.03%      0.02%
 ------------------------------------------------------------------------------

 /1/Less than $0.01 per share.
 /2/Increased by approximately 0.08% due to contributions of capital for the year ended December 31, 1996.
--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------
of Treasury Money Investment

Goal: The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

Core Strategy: The Fund invests in debt obligations of the U.S. Treasury or repurchase agreements collateralized by U.S. Treasury debt obligations.

INVESTMENT POLICIES AND STRATEGIES

The Fund invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to achieve that goal by investing in U.S. Treasury obligations, either directly or through repurchase agreements. The Fund maintains a dollar weighted average maturity of 90 days or less. The Fund attempts to maintain a stable share price by investing in securities that are valued in U.S. dollars and have remaining maturities of 397 days or less.
--------------------------------------------------------------------------------

Treasury Money Investment

Overview of Treasury Money

Goal........................................................................  10
Core Strategy...............................................................  10
Investment Policies and Strategies..........................................  10
Principal Risks of Investing in the Fund....................................  11
Who Should Consider Investing in the Fund...................................  11
Total Returns, After Fees and Expenses......................................  12
Annual Fund Operating Expenses..............................................  13

A Detailed Look at Treasury Money

Objective...................................................................  14
Strategy....................................................................  14
Principal Investments.......................................................  14
Risks.......................................................................  14
Financial Highlights........................................................  15

--------------------------------------------------------------------------------

                                           Overview of Treasury Money Investment

PRINCIPAL RISKS OF INVESTING IN THE FUND

Although the Fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the Fund. For example, a sharp rise in interest rates could cause the bond market and individual securities in the Fund's portfolio to decline in value.

WHO SHOULD CONSIDER INVESTING IN THIS FUND

You should consider investing in the Fund if you are a conservative investor who is looking for an investment that offers income approximating money market rates, preserves the value of your investment and yet can easily be converted into cash.

You should not consider investing in the Fund if you seek long-term capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
--------------------------------------------------------------------------------

Overview of Treasury Money Investment


TOTAL RETURNS, AFTER FEES & EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each of the past ten calendar years. The table shows the Fund's average annual return over the last year, the last five calendar years and the last ten calendar years.

As of December 31, 1999, the Fund's 7-day yield was 4.12%. To learn the current 7-day yield, investors may call the Deutsche Asset Management Service Center at 1-800-730-1313.
--------------------------------------------------------------------------------
The 7-day yield, which is often referred to as the "current yield," is the income generated by the Fund over a seven day period. This amount is then annualized, which means that we assume the Fund generates the same income every week for a year. The "total return" of the Fund is the change in the value of an investment in the Fund

                    [HEAD, CHART and FOOTNOTE APPEARS HERE]
YEAR-BY-YEAR RETURNS
(the past ten calendar years)
1990      7.61%
1991      5.30%
1992      3.10%
1993      2.43%
1994      3.40%
1995      5.19%
1996      4.71%
1997      4.86%
1998      4.76%
1999      4.32%
Since inception, the Fund's highest return in any calendar quarter was 2.13% (second quarter 1989) and its lowest quarterly return was 0.59% (first quarter
1993). Past performance offers no indication of how the Fund will perform in the future.

 PERFORMANCE FOR PERIOD ENDED DECEMBER 31, 1999

                         Average Annual Returns
                        1 Year 5 Years 10 Years
  Treasury Money
  Investment            4.32%   4.77%    4.56%
 ----------------------------------------------

--------------------------------------------------------------------------------

                                      Overview of Treasury Money Investment

ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets)


The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Expense Example. The example below illustrates the expenses incurred on a $10,000 investment in the Fund. It assumes that the Fund earned an annual return of 5% over the periods shown, the Fund's operating expenses remained the same and you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds./1/ The example does not represent an estimate of future returns or expenses. Actual costs may be higher or lower.
--------------------------------------------------------------------------------

/1/Information on the annual operating expenses reflects the expenses of both the Fund and the Treasury Money Portfolio, the master portfolio in which the Fund invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure" section of this prospectus.)

/2/The investment adviser and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 1999, to waive their fees and reimburse expenses so that total expenses will not exceed 0.75%.

/3/For the first year, the expense example takes into account fee waivers and reimbursements.
 ANNUAL FEES AND EXPENSES

                           Percentage of Average
                             Daily Net Assets/1/
  Management Fees                          0.15%
 ---------------------------------------------------
  Distribution and
  Service (12b-1) Fees                      None
 ---------------------------------------------------
  Other Fund Operating
  Expenses                                 0.62%
 ---------------------------------------------------
  Total Fund Operating
  Expenses                                 0.77%
 ---------------------------------------------------
  Less: Fee Waiver or
  Expense  Reimbursement                  (0.02%)/2/
 ---------------------------------------------------
  Net Expenses                             0.75%
 ---------------------------------------------------


 EXPENSE EXAMPLE/3/

     1 Year                3 Years                           5 Years                           10 Years
      $77                   $244                              $426                               $952
 -------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------

at Treasury Money Investment

OBJECTIVE

The Fund seeks a high level of current income consistent with liquidity and the preservation of capital by investing in debt obligations of the U.S. Treasury or repurchase agreements collateralized by U.S. Treasury debt obligations.

While we give priority to earning income and maintaining the value of the Fund's principal at $1.00 per share, all money market instruments, including U.S. government obligations, can change in value when interest rates change.

STRATEGY

The Fund seeks current income, maintaining a dollar-weighted average maturity of 90 days or less, by investing only in U.S. Treasury obligations and repurchase agreements backed by obligations of the U.S. Treasury. Fund securities are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase. Although the U.S. government guarantees the timely payment of interest and principal, it does not guarantee the market value of these obligations, which may change in response to changes in interest rates.

PRINCIPAL INVESTMENTS

The Fund invests in U.S. Treasury obligations, either directly or through repurchase agreements. In a repurchase agreement, the Fund buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

RISKS

Below we set forth some of the prominent risks associated with "government" money market mutual funds, and we detail our approaches to contain them. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed. If a security no longer meets the Fund's requirements, we will attempt to sell that security within a reasonable time, unless selling the security would not be in the Fund's best interest.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. While the Fund seeks to maintain a $1.00 share price, it cannot guarantee that this will always happen. To minimize such price fluctuations, the Fund adheres to the following practices:

 . We limit the dollar-weighted average maturity of the securities held by the Fund to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

 . We primarily buy securities with remaining maturities of 13 months or less.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This, in turn, could cause the Fund's returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the securities defaults on its obligation to repurchase them. In this circumstance, the Fund can lose money because:

 . it cannot sell the securities at the agreed-upon time and price; or

 . the securities lose value before they can be sold.

The Fund seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The Fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

--------------------------------------------------------------------------------

                                    A Detailed Look at Treasury Money Investment

The table below provides a picture of the Fund's financial performance for the past five years. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

 FINANCIAL HIGHLIGHTS

                                      For the Years Ended December 31,
                                1999        1998     1997     1996     1995
  Per Share Operating
   Performance:
  Net Asset Value, Beginning
   of Period                    $1.00     $1.00      $1.00  $1.00      $1.00
 ------------------------------------------------------------------------------
  Income from Investment
   Operations
  Net Investment Income          0.04      0.05       0.05   0.05       0.05
 ------------------------------------------------------------------------------
  Net Realized and
  Unrealized Gain on
  Investment and Futures
  Transactions                  (0.00)/1/  0.00/1/   (0.00)  0.00/1/    0.00/1/
 ------------------------------------------------------------------------------
  Total from Investment
   Operations                    0.04      0.05       0.05   0.05       0.05
 ------------------------------------------------------------------------------
  Distributions to
   Shareholders
  Net Investment Income         (0.04)    (0.05)     (0.05) (0.05)     (0.05)
 ------------------------------------------------------------------------------
  Net Asset Value, End of
   Year                         $1.00     $1.00      $1.00  $1.00      $1.00
 ------------------------------------------------------------------------------
  Total Investment Return        4.32%     4.76%      4.86%  4.71%      5.19%
 ------------------------------------------------------------------------------
  Supplemental Data and
   Ratios:
  Net Assets, End of Period
   (000s omitted)             $560,729    $308,911 $268,274 $554,716 $615,084
 ------------------------------------------------------------------------------
  Ratios to Average Net
   Assets:
  Net Investment Income          4.25%     4.66%      4.74%  4.61%      5.06%
 ------------------------------------------------------------------------------
  Expenses After Waivers,
  Including Expenses of the
  Treasury Money Portfolio       0.75%     0.75%      0.75%  0.75%      0.75%
 ------------------------------------------------------------------------------
  Expenses Before Waivers,
  Including Expenses of the
  Treasury Money Portfolio       0.77%     0.77%      0.77%  0.76%      0.77%
 ------------------------------------------------------------------------------
  Decrease Reflected in
  Above Expense Ratio Due to
  Fee Waivers or Expense
  Reimbursements                 0.02%     0.02%      0.02%  0.01%      0.02%
 ------------------------------------------------------------------------------

 /1/Less than $0.01 per share.
--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------
of NY Tax Free Money Investment

Goal: The Fund seeks a high level of current income exempt from Federal and New York income tax consistent with liquidity and the preservation of capital.

Core Strategy: The Fund invests primarily in municipal bonds and notes with remaining maturities of 397 days (about 13 months) or less, whose interest payments are exempt from Federal income tax.

INVESTMENT POLICIES AND STRATEGIES

The Fund invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to achieve that goal by investing primarily in municipal bonds and notes from New York issues (or issues in other locales) whose interest payments are exempt from New York State and City income taxes. The Fund maintains a dollar-weighted average maturity of 90 days or less. The Fund attempts to maintain a stable share price by investing in securities that are valued in U.S. dollars and have remaining maturities of 397 days or less.
--------------------------------------------------------------------------------


NY Tax Free Money Investment

Overview of NY Tax Free Money

Goal........................................................................  16
Core Strategy...............................................................  16
Investment Policies and Strategies..........................................  16
Principal Risks of Investing in the Fund....................................  17
Who Should Consider Investing in the Fund...................................  17
Total Returns, After Fees and Expenses......................................  18
Annual Fund Operating Expenses..............................................  19

A Detailed Look at NY Tax Free Money

Objective...................................................................  20
Strategy....................................................................  20
Principal Investments.......................................................  20
Risks.......................................................................  21
Financial Highlights........................................................  22

--------------------------------------------------------------------------------

                                       Overview of NY Tax Free Money Investment

PRINCIPAL RISKS OF INVESTING IN THIS FUND

Although the Fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the Fund. For example:

 . A sharp rise in interest rates could cause the bond market and individual securities in the Fund's portfolio to decline in value.

 . New York's local economy could suffer a reversal that would undermine or cast doubt on the ability of New York municipal issuers to meet their financial obligations.

 . An issuer's creditworthiness could decline, which in turn may cause the value of a security in the Fund's portfolio to decline.

WHO SHOULD CONSIDER INVESTING IN THE FUND

You should consider investing in the Fund if you are seeking a highly liquid investment that offers current income exempt from Federal income taxes while preserving the value of your principal. The Fund offers an added advantage to New York residents by emphasizing investments whose interest income is exempt from New York State and City tax.

You should not consider investing in the Fund if you seek long-term capital growth.

Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
-------------------------------------------------------------------------------

Overview of NY Tax Free Money Investment

TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each of the past ten calendar years. The table shows the Fund's average annual return over the last calendar year, the last five calendar years, and the last ten calendar years.

As of December 31, 1999, the Fund's tax equivalent yield was 6.72%. To learn the current yield, investors may call the Deutsche Asset Management Service Center at 1-800-730-1313.
--------------------------------------------------------------------------------

The tax equivalent yield demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to a fund's tax-free yield. Yield is the income generated by a fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. The "total return" of a fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period.
                    [HEAD, CHART and FOOTNOTE APPEARS HERE]
YEAR-BY-YEAR RETURNS
(the past ten calendar years)
1990      5.17%
1991      4.07%
1992      2.38%
1993      1.68%
1994      2.11%
1995      3.12%
1996      2.68%
1997      2.86%
1998      2.66%
1999      2.41%
Since inception, the Fund's highest return in any calendar quarter was 1.38% (second quarter 1989) and its lowest quarterly return was 0.39% (first quarter
1993). Past performance offers no indication of how the Fund will perform in the future.

 PERFORMANCE FOR PERIOD ENDED DECEMBER 31, 1999

                         Average Annual Returns
                        1 Year 5 Years 10 Years
  NY Tax Free Money
  Investment            2.41%   2.74%   2.91%
 ----------------------------------------------

--------------------------------------------------------------------------------

                                       Overview of NY Tax Free Money Investment


ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Expense Example. The example below illustrates the expenses incurred on a $10,000 investment in the Fund. It assumes that the Fund earned an annual return of 5% over the periods shown, the Fund's operating expenses remained the same and you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds./1/ The example does not represent an estimate of future returns or expenses. Actual costs may be higher or lower.
--------------------------------------------------------------------------------

/1/Information on the annual operating expenses reflects the expenses of both the Fund and the NY Tax Free Money Portfolio, the master portfolio in which the Fund invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure" section of this prospectus.)

/2/The investment adviser and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 1999, to waive their fees and reimburse expenses so that total expenses will not exceed 0.75%.

/3/For the first year, the expense example takes into account fee waivers and reimbursements.

 ANNUAL FEES AND EXPENSES

                           Percentage of Average
                             Daily Net Assets/1/
  Management Fees                          0.15%
 -----------------------------------------------
  Distribution and
   Service (12b-1) Fees                     None
 -----------------------------------------------
  Other Fund Operating
   Expenses                                0.69%
 -----------------------------------------------
  Total Fund Operating
   Expenses                                0.84%
 -----------------------------------------------
  Less: Fee Waiver or
   Expense Reimbursement                 (0.09)%
 -----------------------------------------------
  Net Expenses                             0.75%
 -----------------------------------------------


 EXPENSE EXAMPLE/3/

     1 Year                2 Years                           5 Years                           10 Years
      $77                   $259                              $457                              $1029
 ---------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at NY Tax Free Money Investment

OBJECTIVE

NY Tax Free Money Investment seeks a high level of current income exempt from Federal income tax consistent with liquidity and the preservation of capital by investing in high quality, short-term, tax-exempt money market instruments. The Fund concentrates its investments in municipal bonds and notes from the State of New York or governmental issuers in other locales, such as Puerto Rico, whose interest payments are exempt from New York State and City income taxes.

While we give priority to earning income and maintaining the value of the Fund's principal at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes.

STRATEGY

The Fund seeks current income by concentrating its investments in the bonds and notes of New York issuers and maintains a dollar-weighted average maturity of 90 days or less. The Fund follows two policies designed to maintain a stable share price and to generate income exempt from Federal and New York State and City income taxes:

 . Generally, Fund securities are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

 . The Fund primarily buys short-term New York municipal obligations that at the time of purchase:

 . have received one of the top two short-term ratings from two nationally recognized statistical rating organizations;

 . have received one of the top two short-term ratings from one rating organization (if only one organization rates the security);

 . are unrated, but are determined to be of comparable quality by us; or

 . have no short-term rating, but are rated in one of the top three highest long-term rating categories, and are determined to be of similar quality by us.

PRINCIPAL INVESTMENTS

The Fund primarily invests in the following types of investments:

 . General obligation notes and bonds, which an issuer backs with its full faith and credit. That means the government entity will repay the bond out of its general tax revenues.

 . Revenue notes and bonds, which are payable from specific revenue sources.
  These are often tied to the public works project the bonds are financing, but are not generally backed by the issuer's taxing power.

 . Tax-exempt commercial paper, tax-exempt debt of borrowers that matures in 270 days or less.

 . Short-term municipal notes, such as tax anticipation notes, that are issued in anticipation of the receipt of tax revenues.

 . Municipal obligations, backed by letters of credit (a document issued by a bank guaranteeing the issuer's payments for a stated amount), general bank guarantees or municipal bond insurance.

 . Floating rate bonds, whose interest rates vary with changes in specified market rates or indexes. The Fund may invest in high quality floating rate bonds with maturities of one year or more if it has the right to sell them back at their face value prior to maturity. The Fund may also invest in securities that have features that reduce their maturities on their purchase date.

 . Private activity bonds, which are revenue bonds that finance nongovernmental activities, such as private industry construction. Note that the interest on these bonds may be subject to local, state and Federal taxes, including the alternative minimum tax.

Under normal conditions, the Fund invests at least 80% of its net assets in municipal bonds and notes, and at least 65% of its assets in notes and bonds of the State of New York and its related agencies and authorities and issuers in certain other locales that are exempt from New York State and City income tax.

The Fund may invest more than 35% of its total assets in notes and bonds that are exempt from Federal income taxes but not from New York State and City income tax when money available for investment exceeds the supply of New York debt securities that meet the Fund's criteria.
--------------------------------------------------------------------------------

                                 A Detailed Look at NY Tax Free Money Investment


Temporary Defensive Position. In response to adverse political, economic or market events, the Fund may adopt a temporary position in which it places more than 20% of the Fund's assets in high quality money market investments that are subject to Federal income tax. To the extent that the Fund might do so, it may not meet its goal of a high level of current tax-free income.

RISKS

Below we set forth some of the prominent risks associated with tax free money market mutual funds, and we detail our approaches to contain them. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed. If a security no longer meets the Fund's requirements, we will attempt to sell that security within a reasonable time, unless selling the security would not be in the Fund's best interest.

Primary Risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. While the Fund seeks to maintain a $1.00 share price, it cannot guarantee that this will always happen. To minimize such price fluctuations, the Fund limits the dollar-weighted average maturity of the securities held by the Fund to 90 days or less. Generally, the price of short-term investments fluctuate less than longer-term bonds.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the Fund only buys high quality securities with minimal credit risk. Also, the Fund primarily buys securities with remaining maturities of 13 months or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the Fund's returns to lag behind those of similar money market funds. We attempt to limit this risk by diversifying the Fund's investments so that a single setback need not undermine the pursuit of its objective and by investing in money market instruments that receive the highest short-term debt ratings as described above.

Concentration Risk. Because of the Fund's concentration in New York municipal securities, the Fund has a relatively large exposure to financial stresses arising from a regional economic downturn. The investment adviser attempts to limit this risk by spreading out investments across issuers to the extent possible.
--------------------------------------------------------------------------------

A Detailed Look at NY Tax Free Money Investment

The table below provides a picture of the Fund's financial performance for the past five years. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Deutsche Asset Management Service Center at 1-800-730-1313.

 FINANCIAL HIGHLIGHTS

                                       For the Years Ended December 31,
                                 1999     1998      1997      1996      1995
  Per Share Operating
   Performance:
  Net Asset Value, Beginning
  of Period                    $1.00    $1.00     $1.00     $1.00     $1.00
 ------------------------------------------------------------------------------
  Income from Investment
  Operations
  Net Investment Income         0.02     0.03      0.03      0.03      0.03
 ------------------------------------------------------------------------------
  Net Realized and Unrealized
  Gain on Investment and
  Futures Transactions          0.00/1/ (0.00)/1/ (0.00)/1/ (0.00)/1/ (0.00)/1/
 ------------------------------------------------------------------------------
  Total from Investment
  Operations                    0.02     0.03      0.03      0.03      0.03
 ------------------------------------------------------------------------------
  Distributions to
  Shareholders
  Net Investment Income        (0.02)   (0.03)    (0.03)    (0.03)    (0.03)
 ------------------------------------------------------------------------------
  Net Asset Value, End of
  Year                         $1.00    $1.00     $1.00     $1.00     $1.00
 ------------------------------------------------------------------------------
  Total Investment Return       2.41%    2.66%     2.86%     2.68%     3.12%
 ------------------------------------------------------------------------------
  Supplemental Data and
  Ratios:
  Net Assets, End of Period
  (000s omitted)              $73,867   $77,839   $85,364  $75,858   $70,765
 ------------------------------------------------------------------------------
  Ratios to Average Net
  Assets:
  Net Investment Income         2.37%    2.63%     2.83%     2.64%     3.07%
 ------------------------------------------------------------------------------
  Expenses After Waivers,
  Including Expenses of the
  NY Tax Free Money Portfolio   0.75%    0.75%     0.75%     0.75%     0.75%
 ------------------------------------------------------------------------------
  Expenses Before Waivers,
  Including Expenses of the
  NY Tax Free Money Portfolio   0.84%    0.85%     0.81%     0.84%     0.82%
 ------------------------------------------------------------------------------
  Decrease Reflected in Above
  Expense Ratio Due to Fee
  Waivers or Expense
  Reimbursements                0.09%    0.10%     0.06%     0.09%     0.07%
 ------------------------------------------------------------------------------

 /1/Less than $0.01 per share.
--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------
of Tax Free Money Investment

Goal: The Fund seeks a high level of current income exempt from Federal income tax consistent with liquidity and the preservation of capital.

Core Strategy: The Fund invests primarily in municipal bonds and notes with remaining maturities of 397 days (about 13 months) or less, whose interest payments are exempt from Federal income tax.

INVESTMENT POLICIES AND STRATEGIES

The Fund invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to achieve that goal by investing primarily in municipal obligations whose interest payments are exempt from Federal income taxes. The Fund maintains a dollar-weighted average maturity of 90 days or less. The Fund attempts to maintain a stable share price by investing in securities that are valued in U.S. dollars and have remaining maturities of 397 days or less.
--------------------------------------------------------------------------------

Tax Free Money Investment

Overview of Tax Free Money

Goal........................................................................  23
Core Strategy...............................................................  23
Investment Policies and Strategies..........................................  23
Principal Risks of Investing in the Fund....................................  24
Who Should Consider Investing in the Fund...................................  24
Total Returns, After Fees and Expenses......................................  25
Annual Fund Operating Expenses..............................................  26

A Detailed Look at Tax Free Money

Objective...................................................................  27
Strategy....................................................................  27
Principal Investments.......................................................  27
Risks.......................................................................  28
Financial Highlights........................................................  29

--------------------------------------------------------------------------------

Overview of Tax Free Money Investment

PRINCIPAL RISKS OF INVESTING IN THE FUND

Although the Fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the Fund. For example:

 . A sharp rise in interest rates could cause the bond market and individual securities in the Fund's portfolio to decline in value.

 . An issuer's creditworthiness could decline, which in turn may cause the value of a security in the Fund's portfolio to decline.

WHO SHOULD CONSIDER INVESTING IN THE FUND

You should consider investing in the Fund if you are seeking a highly liquid investment that offers current income exempt from Federal income taxes while preserving the value of your principal.

You should not consider investing in the Fund if you seek long-term capital growth.

Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
--------------------------------------------------------------------------------

                                           Overview of Tax Free Money Investment


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each of the past ten calendar years. The table shows the Fund's average annual return over the last year, the last five calendar years and the last ten calendar years.

As of December 31, 1999, the Fund's tax equivalent yield was 5.89%. To learn the current yield, investors may call the Deutsche Asset Management Service Center at 1-800-730-1313.
--------------------------------------------------------------------------------
The tax equivalent yield demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to a fund's tax free yield. Yield is the income generated by a fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. The "total return" of a fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period.

                    [HEAD, CHART and FOOTNOTE APPEARS HERE]
YEAR-BY-YEAR RETURNS
(the past ten calendar years)
1990      5.59%
1991      4.29%
1992      2.69%
1993      1.97%
1994      2.27%
1995      3.34%
1996      2.84%
1997      2.94%
1998      2.75%
1999      2.54%
Since inception, the Fund's highest return in any calendar quarter was 1.38% (second quarter 1989) and its lowest quarterly return was 0.59% (first quarter
1993). Past performance offers no indication of how the Fund will perform in the future.

 PERFORMANCE FOR PERIOD ENDED DECEMBER 31, 1999

                         Average Annual Returns
                        1 Year 5 Years 10 Years
  NY Tax Free Money
  Investment            2.54%   2.88%   3.12%
 ----------------------------------------------

--------------------------------------------------------------------------------

Overview of Tax Free Money Investment

ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of Tax Free Money Investment.

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. The numbers assume that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same, and that you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds/1/. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.
--------------------------------------------------------------------------------

/1/Information on the annual operating expenses reflects the expenses of both the Fund and the Tax Free Money Portfolio, the master portfolio in which the Fund invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure" section of this prospectus.)

/2/The investment adviser and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 1999, to waive their fees and reimburse expenses so that total expenses will not exceed 0.75%.

/3/For the first year, the expense example takes into account fee waivers and reimbursements.

 ANNUAL FEES AND EXPENSES

                           Percentage of Average
                                Daily Net Assets
  Management Fees                          0.15%
 -----------------------------------------------
  Distribution and
   Service (12b-1) Fees                     None
 -----------------------------------------------
  Other Fund Operating
   Expenses                                0.65%
 -----------------------------------------------
  Total Fund Operating
   Expenses                                0.80%
 -----------------------------------------------
  Less: Fee Waiver or
   Expense Reimbursement                 (0.05)%
 -----------------------------------------------
  Net Expenses                             0.75%
 -----------------------------------------------

 EXPENSE EXAMPLE/3/

     1 Year                2 Years                           5 Years                           10 Years
      $77                   $250                              $439                               $985
 --------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at Tax Free Money Investment


OBJECTIVE

Tax Free Money Investment seeks a high level of current income exempt from Federal income tax consistent with liquidity and the preservation of capital by investing in high quality, short-term, tax-exempt money market instruments.

While we give priority to earning income and maintaining the value of the Fund's principal at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes.

STRATEGY

The Fund seeks current income by investing in high quality short-term municipal obligations and maintains a dollar-weighted average maturity of 90 days or less. The Fund follows two policies designed to maintain a stable share price and to generate income from Federal tax:

 . Generally, fund securities are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

 . The Fund buys short-term municipal obligations that at the time of purchase:

 . have received the top short-term rating from two nationally recognized statistical rating organizations;

 . have received the highest short-term rating from one rating organization
   (if only one organization rates the security); or

 . are unrated, but are determined to be of comparable quality by the investment adviser;

 . have no short-term rating, but are rated in one of the top three highest long-term rating categories, and are determined to be of similar quality by the investment adviser.

PRINCIPAL INVESTMENTS

The Fund primarily invests in the following types of investments:

 . General obligation notes and bonds, which an issuer backs with its full faith and credit. That means the government entity will repay the bond out of its general tax revenues.

 . Revenue notes and bonds, payable from specific revenue sources. These are often tied to the public works project the bonds are financing, but are not generally backed by the issuer's taxing power.

 . Tax-exempt commercial paper, tax-exempt debt that matures in 270 days or less.

 . Short-term municipal notes, such as tax anticipation notes, that are issued in anticipation of the receipt of tax revenues.

 . Municipal obligations, backed by letters of credit (a document issued by a bank guaranteeing the issuer's payments for a stated amount), general bank guarantees or municipal bond insurance.

 . Floating rate bonds, whose interest rates vary with changes in specified market rates or indexes. The Fund may invest in high quality floating rate bonds with maturities of one year or more if it has the right to sell them back at their face value prior to maturity. The Fund may also invest in securities that have features that reduce their maturities on their purchase date.

 . Private activity bonds, which are revenue bonds that are used to finance nongovernmental activities, such as private industry construction. Note that the interest on these bonds may be subject to Federal taxes, including the alternative minimum tax.

Under normal conditions, the Fund invests at least 80% of its net assets in municipal bonds and notes that pay interest exempt from Federal income tax. Ordinarily, the Fund expects to invest substantially all of its assets in municipal bonds and notes that pay interest exempt from Federal income tax.
--------------------------------------------------------------------------------

A Detailed Look at Tax Free Money Investment

Temporary Defensive Position. In response to adverse political, economic or market events, the Fund may adopt a temporary defensive position in which it places more than 20% of the Fund's assets in high quality money market investments that are subject to Federal income tax. To the extent that the Fund might do so, it may not meet its goal of a high level of current tax free income.

RISKS

Below we set forth some of the prominent risks associated with tax free money market mutual funds, and we detail our approaches to contain them. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed. If a security no longer meets the Fund's requirements, we will attempt to sell that security within a reasonable time, unless selling the security would not be in the Fund's best interest.

Primary Risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. While the Fund seeks to maintain a $1.00 share price, it cannot guarantee that this will always happen. To minimize such price fluctuations, the Fund limits the dollar-weighted average maturity of the securities it holds to 90 days or less. Generally, the price of short-term investments fluctuate less than longer-term bonds.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the Fund only buys high quality securities with minimal credit risk. Also, the Fund primarily buys securities with remaining maturities of 13 months or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable types of investments, the risk remains that the securities we have selected will not perform as expected. This could cause the Fund's returns to lag behind those of similar money market funds.
--------------------------------------------------------------------------------

                                    A Detailed Look at Tax Free Money Investment

The table below provides a picture of the Fund's financial performance for the past five years. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Deutsche Asset Management Service Center at 1-800-730-1313.

 FINANCIAL HIGHLIGHTS

                                   For the Years Ended December 31,
                              1999         1998     1997      1996      1995
  Per Share Operating
  Performance:
  Net Asset Value,
  Beginning of Period          $1.00     $1.00    $1.00     $1.00     $1.00
  Income from Investment
  Operations
  Net Investment Income         0.02      0.03     0.03      0.03      0.03
 ------------------------------------------------------------------------------
  Net Realized and
  Unrealized Gain on
  Investment and Futures
  Transactions                 (0.00)/1/  0.00/1/ (0.00)/1/ (0.00)/1/ (0.00)/1/
 ------------------------------------------------------------------------------
  Total from Investment
  Operations                    0.02      0.03     0.03      0.03      0.03
  Distributions to
  Shareholders
  Net Investment Income        (0.02)    (0.03)   (0.03)    (0.03)    (0.03)
 ------------------------------------------------------------------------------
  Net Asset Value, End of
  Year                         $1.00     $1.00    $1.00     $1.00     $1.00
 ------------------------------------------------------------------------------
  Total Investment Return       2.54%     2.75%    2.94%     2.84%     3.34%
 ------------------------------------------------------------------------------
  Supplemental Data and
  Ratios:
  Net Assets, End of
  Period (000s omitted)     $128,480  $201,094 $150,483  $117,972  $119,393
 ------------------------------------------------------------------------------
  Ratios to Average Net
  Assets:
  Net Investment Income         2.50%     2.71%    2.90%     2.80%     3.28%
 ------------------------------------------------------------------------------
  Expenses After Waivers,
  Including Expenses of
  the Tax Free Money
  Portfolio                     0.75%     0.75%    0.75%     0.75%     0.75%
 ------------------------------------------------------------------------------
  Expenses Before Waivers,
  Including Expenses of
  the Tax Free Money
  Portfolio                     0.80%     0.83%    0.80%     0.82%     0.82%
 ------------------------------------------------------------------------------
  Decrease Reflected in
  Above Expense Ratio Due
  to Fee Waivers or
  Expense Reimbursements        0.05%     0.08%    0.05%     0.07%     0.07%
 ------------------------------------------------------------------------------

 /1/Less than $0.01 per share.
--------------------------------------------------------------------------------

Information
--------------------------------------------------------------------------------
concerning all Funds

MANAGEMENT OF THE FUNDS

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank A.G., Deutsche Fund Management, Bankers Trust Company, DB Alex. Brown LLC, Deutsche Asset Management, Inc. and Deutsche Asset Management Investment Services Limited.

Board of Trustees. Each Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all of the Fund's activities on their behalf.

Investment Adviser. Under the supervision of the Board of Trustees, Bankers Trust Company, with headquarters at 130 Liberty Street, New York, NY 10006, acts as each Fund's investment adviser. The investment adviser makes the Fund's investment decisions and assumes responsibility for the securities the Fund owns. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions.

The Funds paid the following fees to the adviser for investment advisory services in the last fiscal year:

 FUND

                        Percentage of Average
                             Daily Net Assets
  Cash Management
   Investment                           0.15%
 --------------------------------------------
  Treasury Money
   Investment                           0.15%
 --------------------------------------------
  NY Tax Free Money
   Investment                           0.15%
 --------------------------------------------
  Tax Free Money
   Investment                           0.15%
 --------------------------------------------

As of December 31, 1999, Bankers Trust had total assets of approximately $270 billion under management. Bankers Trust is dedicated to servicing the needs of corporations, governments, financial institutions and private clients and has invested retirement assets on behalf of the nation's largest corporations and institutions for more than 50 years. The scope of the firm's capability is broad--it is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide

At a special meeting of shareholders held in 1999, shareholders of each Fund except Cash Management Investment approved a new investment advisory agreement with Deutsche Asset Management, Inc. (formerly Morgan Grenfell Inc.). The new investment advisory agreement may be implemented within two years of the date of the special meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons," generally referred to as independent trustees. Shareholders of each Fund except Cash Management Investment also approved a new sub-investment advisory agreement, the compensation paid and the services provided would be the same as those under the existing advisory agreement with Bankers Trust.

Deutsche Asset Management, Inc. is located at 885 third avenue 32nd Floor, New York, New York 10022. The firm provides a full range of investment advisory services to institutional clients. It serves as investment adviser to 11 other investment companies and as sub-adviser to five other investment companies.

Other Services. Bankers Trust provides administrative services--such as portfolio accounting, legal services and others--for the Funds. In addition, Bankers Trust, or your service agent, performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:

 . keeping accurate, up-to-date records for your individual Fund account;

 . implementing any changes you wish to make in your account information;

 . processing your requests for cash dividends and distributions from the Fund;

 . answering your questions on the Fund's investment performance or administration;

 . sending proxy reports and updated prospectus information to you; and

 . collecting your executed proxies.

Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with Bankers Trust. Service agents may charge additional fees to investors only for those services not otherwise included in the Bankers Trust servicing agreement, such as cash management or special trust or retirement-investment reporting.
--------------------------------------------------------------------------------

                                                Information Concerning all Funds


Organizational Structure. The Funds are "feeder funds" that invest all of their assets in a "master portfolio." The Funds and their corresponding master portfolio are listed below:

 FUND

                             Master Portfolio
  Cash Management
   Investment      Cash Management Portfolio
 ---------------------------------------------
  Treasury Money
   Investment      Treasury Money Portfolio
 ---------------------------------------------
  NY Tax Free
   Money
   Investment      NY Tax Free Money Portfolio
 ---------------------------------------------
  Tax Free Money
   Investment      Tax Free Money Portfolio
 ---------------------------------------------

Each Fund and its master portfolio have the same goal. Each master portfolio is advised by Bankers Trust.

A master portfolio may accept investments from other feeder funds. A feeder bears the master portfolio's expenses in proportion to its assets. Each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows a Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholders' best interests. If the Trustees withdraw a Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio or take other action.

CALCULATING A FUND'S SHARE PRICE

We calculate the daily price of each Fund's shares (also known as the "Net Asset Value" or "NAV") each day a Fund is open for business, as of 12:00 noon, Eastern time, and as of the close of regular business on the New York Stock Exchange. On the day before certain holidays are observed, the bond markets or other primary trading markets for the Funds may close early. They may also close early on the day after Thanksgiving and the day before Christmas Eve. If the Bond Market Association recommends an early close of the bond markets, the Funds also may close early. You may call the Service Center at 1-800-730-1313 for additional information about whether the Funds will close before a particular holiday. On days a Fund closes early:

 . All orders received prior to the Fund's close will be processed as of the time the Fund's NAV is next calculated.

 . Redemption orders received after the Fund's close will be processed as of the time the Fund's NAV is next calculated.

 . Purchase orders received after the Fund's close will be processed the next business day.
--------------------------------------------------------------------------------

Each Fund is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Columbus Day (the second Monday in October), Veterans' Day (November 11), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.

Each Fund uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities that it buys. This method writes down the premium--or marks up the discount--at a constant rate until maturity. It does not reflect daily fluctuations in market value. Each Fund's Net Asset Value will normally be $1.00 a share.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends from its net income daily and pays the dividends on a monthly basis.

Each Fund reserves the right to include in the daily dividend any short-term capital gains on securities it sells. Also, each Fund will normally declare and pay annually any long-term capital gains as well as any short-term capital gains that it did not distribute during the year.

Dividends paid by Tax Free Money Investment and NY Tax Free Money Investment on municipal notes and bonds are exempt from Federal income tax. Dividends paid by NY Tax Free Money Investment on New York municipal notes and bonds are excluded from Federal income taxes and exempt from New York City and State personal income taxes. If the Fund makes a taxable investment, you will have to pay Federal income taxes on any interest earned.

We automatically reinvest all dividends and capital gains, if any, unless you tell us otherwise.

TAX CONSIDERATIONS

Cash Management Investment and Treasury Money Investment

The Funds do not ordinarily pay income taxes. You and other shareholders pay taxes on the income or capital gains from the Fund's holdings. Your taxes will vary from year to year, based on the amount of capital gain distributions and dividends paid out by your Fund. You owe the taxes whether you receive cash or choose to have distributions and dividends reinvested. Distributions and dividends usually create the following tax liability:

  TRANSACTION                  TAX STATUS
                               Ordinary
  Income Dividends             Income
 -------------------------------------------
  Short-term capital gains     Ordinary
   distributions               Income
 -------------------------------------------
  Long-term capital gains
   distributions               Capital gains
 -------------------------------------------

Every year, your Fund will send you information on the distributions for the previous year.

Tax Free Money Investment and NY Tax Free Money Investment

Tax Free Money Investment attempts to invest 100% of its assets in tax-exempt municipal securities that generate tax-
--------------------------------------------------------------------------------

Information Concerning all Funds

exempt income. NY Tax Free Money Investment attempts to invest 100% of its assets in municipal obligations that are excluded from Federal income taxes and exempt from New York State and City personal income taxes. However, each Fund may invest up to 20% (or greater while maintaining a temporary defensive position) of the value of its total assets in securities that generate income subject to Federal or alternative minimum tax (and New York City tax, in the case of NY Tax Free Money Investment). Income exempt from Federal income tax may be subject to state and local income tax. Any capital gains distributed by the Funds may be taxable.

Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax advisor about your investment.

The tax considerations for tax deferred accounts or non-taxable entities are different.

Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax advisor about your investment.

PERFORMANCE INFORMATION

Each Fund's performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indicies and investments for which reliable performance data is available. Each Fund's performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

BUYING AND SELLING FUND SHARES

Contacting the Mutual Fund Service Center of Deutsche Asset Management

By Phone           1-800-730-1313

By Mail            Deutsche Asset Management
                   Service Center
                   P.O. Box 219210
                   Kansas City, MO 64121-9210

By Overnight Mail  Deutsche Asset Management
                   Service Center
                   210 West 10th Street, 8th floor
                   Kansas City, MO 64105-1716

Our representatives are available to assist you personally Monday through Friday, 9:00 a.m. to 7:00 p.m., Eastern time each day the New York Stock Exchange is open for business. You can reach the Deutsche Asset Management Service Center's automated assistance line 24 hours a day, 7 days a week.

Minimum Account Investments

Initial purchase:                         Minimum amount:
 A standard account                       $2,500
 A retirement account                     $  500
 An automatic investment plan account     $1,000
Subsequent purchase:
 A standard account                       $  250
 A retirement account                     $  100
 An automatic investment plan account     $  100
Account balance:
 Non-retirement account                   $1,000
 Retirement account                       None

Shares of each Fund may be purchased without regard to the investment minimums by employees of Deutsche Bank A.G., any of its affiliates or subsidiaries, their spouses and minor children, and Directors or Trustees of any investment company advised or administered by Deutsche Bank A.G. or any of its affiliates or subsidiaries, their spouses and minor children.

Each Fund and its service providers reserve the right to, from time to time, at their discretion, waive or reduce the investment minimums.

How to Open Your Fund Account

By Mail: Complete and sign the account application that accompanies this prospectus. (You may obtain additional applications by calling the Deutsche Asset Management Service Center.) Mail the completed application along with a check payable to the Fund you have selected to the Deutsche Asset Management Service Center. The addresses are shown under "Contacting the Mutual Fund Service Center of Deutsche Asset Management"

By Wire: Call the Deutsche Asset Management Service Center to set up a wire account.

Please note that your account cannot become activated until we receive a completed application via mail or fax.

If this is your first investment through a tax-sheltered retirement plan, such as an IRA, you will need a special application form. This form is available from your service agent, or by calling the Retirement Service Center at 1-800-730-1313.
--------------------------------------------------------------------------------

                                                Information Concerning all Funds


Two Ways to Buy and Sell Shares in Your Account

MAIL:

Buying: Send your check, payable to the Deutsche Asset Management fund you have selected, to the Deutsche Asset Management Service Center. The addresses are shown in this section under "Contacting the Mutual Fund Service Center of Deutsche Asset Management." Be sure to include the fund number and your account number (see your account statement) on your check. Please note that we cannot accept starter checks or third-party checks. If you are investing in more than one fund, make your check payable to "Deutsche Asset Management funds" and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.

Selling: Send a signed letter to the Deutsche Asset Management Service Center with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. You must leave at least $1,000 worth of shares in your account to keep it open. Unless exchanging into another Deutsche Asset Management fund, you must submit a written authorization to sell shares in a retirement account.

WIRE:

Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your service agent must call the Deutsche Asset Management Service Center at 1-800-730-1313 by 12:00 p.m. to notify us in advance of a wire transfer purchase. Inform the Service Center representative of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. Eastern time.

Routing No.:  021001033

Attn:         Deutsche Asset Management/ Mutual Funds

DDA No.:      00-226-296

FBO:          (Account name)
              (Account number)

Credit:       Cash Management Investment--1671
              Treasury Money Investment--1672
              NY Tax Free Money Investment--1670
              Tax Free Money Investment--1669

Refer to your account statement for the account name and number.

Selling: You may sell shares by wire only if your account is authorized to do so. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your service agent or the Deutsche Asset Management Service Center at 1-800-730-1313 prior to 12:00 p.m. Eastern Time. Inform the representative of the amount of your redemption and receive a trade confirmation number. The minimum redemption by wire is $1,000. All orders placed after 12:00 p.m. Eastern Time will be wired to your account the next business day.

Important Information About Buying and Selling Shares

 . You may buy and sell shares of a fund through authorized service agents as well as directly from us. The same terms and conditions apply. Specifically, once you place your order with a service agent, it is considered received by the Deutsche Asset Management Service Center. It is then your service agent's responsibility to transmit the order to the Deutsche Asset Management Service Center by 12:00 p.m. Eastern time. You should contact your service agent if you have a dispute as to when your order was placed with the fund. Your service agent may charge a fee for buying and selling shares for you.

 . You may place orders to buy and sell over the phone by calling your service agent or the Deutsche Asset Management Service Center at 1-800-730-1313. If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m. Eastern time, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees a fund or its agents have incurred. To sell shares you must state whether you would like to receive the proceeds by wire or check.

 . After we or your service agent receive your order, we buy or sell your shares at the next price calculated on a day the Fund is open for business.

 . We accept payment for shares only in U.S. dollars by check, bank or Federal
  Funds wire transfer, or by electronic bank transfer. We do not accept starter or third-party checks.

 . The payment of redemption proceeds (including exchanges) for shares of a fund recently purchased by check may be delayed for up to 15 calendar days while we wait for your check to clear.

 . We process all sales orders free of charge.

 . Unless otherwise instructed, we normally mail a check for the proceeds from the sale of your shares to your account address the next business day but always within seven days.

 . We reserve the right to close your account on 30 days' notice if it fails to meet minimum balance requirements for any reason other than a change in market value.
--------------------------------------------------------------------------------

Information Concerning all Funds

 . If you sell shares by mail or wire, you may be required to obtain a signature guarantee. Please contact your service agent or the Deutsche Asset Management Service Center for more information.

 . We remit proceeds from the sale of shares in U.S. dollars (unless the redemption is so large that it is made "in-kind").

 . If we receive your purchase order before 12:00 noon Eastern Time you will receive the dividends declared that day. If we receive it after 12:00 noon Eastern Time, you will not.

 . If we receive your order to sell shares after 12:00 noon Eastern Time you will receive the dividends declared that day. If we receive it before 12:00 noon Eastern Time, you will not.

 . We do not issue share certificates.

 . Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent or the Deutsche Asset Management Service Center for more information.

 . During periods of heavy market activity, you may have trouble reaching the Deutsche Asset Management Service Center by telephone. If this occurs, you should make your request by mail.

 . We reserve the right to reject purchases of Fund shares (including exchanges) for any reason. We will reject the purchases if we conclude that the purchaser may be investing only for the short-term or to profit from day to day fluctuations in the Fund's share price.

 . We reserve the right to reject the purchases of Fund shares (including exchanges) or to suspend or postpone redemptions at times when both the New York Stock Exchange and the Fund's custodian are closed.

 . Account Statements and Fund Reports: We or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive monthly statements reflecting the balances in your account. We will send you a report every six months on your fund's overall performance, its current holdings and its investing strategies.

 . Exchange Privilege. You can exchange all or part of your shares for shares of another Deutsche Asset Management mutual fund up to four times a year (from the date of your first exchange). When you exchange shares, you are selling shares in one fund to purchase shares in another. Before buying shares through an exchange, you should be sure to obtain a copy of that fund's prospectus and read it carefully. You will receive a written confirmation of each transaction from the Deutsche Asset Management Service Center or your service agent.

Please note the following conditions:

 . The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

 . You may make the exchange by phone (if your account has the exchange by phone feature) or by letter or wire.

 . If you are maintaining a taxable account, you may have to pay taxes on the exchange.

Special Shareholder Services

To help make investing with us as easy as possible, and to help you build your investment, we offer the following special services. You can obtain further information about these programs by calling the Deutsche Asset Management Service Center at 1-800-730-1313.

 . Regular Investments: You can make regular investments of $100 or more automatically from your checking account bi-weekly, monthly, quarterly, or semi-annually.

 . Regular Withdrawals: You can arrange regular monthly, quarterly, semi-annual and annual sales of shares in your account. The minimum transaction is $100, and the account must have a balance of at least $10,000 to qualify.

 . Checkwriting: We issue you a checkbook linked to your account. You can sell shares by writing a check for the desired amount free of charge, but you cannot close your account by check. You continue to earn dividends on the shares you sell by check until the check clears. The minimum check amount is $500.
--------------------------------------------------------------------------------

                       This page intentionally left blank

Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about each Fund in the current Statement of Additional Information, dated April 30, 2000, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to us at:

                              Deutsche Asset Management Service Center
                              P.O. Box 219210
                              Kansas City, MO 64121-9210
or call our toll-free number: 1-800-730-1313

You can find reports and other information about each Fund on the EDGAR Database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about each Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202-942-8090.

Cash Management Investment
Treasury Money Investment
NY Tax Free Money Investment
Tax Free Money Investment
BT Investment Funds

Distributed by:
ICC Distributors, Inc.                                       CUSIP #055922108
                                                                   055922405
                                                                   055922207
                                                                   055922306
                                                             COMBMONPRO
                                                             (04/00)
                                                             811-4760

                                     Deutsche Asset Management

                                  Mutual Fund
                                    Prospectus
                                            April 30, 2000


                                          Investment Class



Quantitative Equity

Formerly a BT Mutual Fund


[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]


                                                      A Member of the
                                                      Deutsche Bank Group [/]

Overview
--------------------------------------------------------------------------------
of Quantitative Equity--Investment Class

Goal: The Fund seeks a total return greater than that of the S&P 500 Index. Core Strategy: The Fund follows an integrated strategy that utilizes derivative instruments and stocks of the S&P 500 Index along with the stocks of acquisition targets.

INVESTMENT POLICIES AND STRATEGIES

The Fund invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to achieve that goal by investing in derivative instruments or common stocks of companies in the S&P
500 Index to seek to match the total return of the S&P 500 Index (we refer to this portion of the Fund's assets as the "S&P 500 Index Assets"). Additionally, the Fund seeks to exceed the returns of the S&P 500 Index by investing in the stocks of acquisition targets in publicly announced transactions (we refer to this portion of the Fund's assets as the "Merger Arbitrage Assets"). The investment adviser uses proprietary quantitative models to select securities for the Fund's Merger Arbitrage Assets.
--------------------------------------------------------------------------------

The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded on the New York Stock Exchange. Stocks in the S&P 500 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

Quantitative Equity--Investment Class

Overview of Quantitative Equity

Goal........................................................................   3
Core Strategy...............................................................   3
Investment Policies and Strategies..........................................   3
Principal Risks of Investing in the Fund....................................   4
Who Should Consider Investing in the Fund...................................   4
Total Returns, After Fees and Expenses......................................   4
Annual Fund Operating Expenses..............................................   5

A Detailed Look at Quantitative Equity

Objective...................................................................   6
Strategy....................................................................   6
Principal Investments.......................................................   6
Investment Process..........................................................   6
Prior Performance of a Similar Portfolio....................................   7
Risks.......................................................................   8
Management of the Fund......................................................   9

Calculating the Fund's Share Price..........................................  10
Performance Information.....................................................  10
Dividends and Distributions.................................................  11
Tax Considerations..........................................................  11
Buying and Selling Fund Shares..............................................  11
Financial Highlights........................................................  14

--------------------------------------------------------------------------------

Overview of Quantitative Equity


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. The risks associated with the Fund's S&P 500 Index Assets include the risks that:

 . Stocks could decline generally or could underperform other investments.

 . Returns on large U.S. companies' stocks could trail the returns from stocks of medium or small companies. Each type of stock tends to go through cycles of overperformance and underperformance in comparison to the overall stock market.

 . The Fund may not be able to mirror the S&P 500 Index closely enough to track its performance for a number of reasons, including the Fund's cost to buy and sell securities, the flow of money into and out of the Fund and the investment adviser's selection of stocks that may underperform.

 . The Fund could suffer losses on its derivative positions if they are not well correlated with the securities for which they are acting as a substitute or if the Fund cannot close out its positions.

The risks associated with the Fund's Merger Arbitrage Assets include the risks that:

 . The volume of transactions in the mergers and acquisitions marketplace becomes insufficient to meet the Fund's goal.

 . Acquisition transactions are renegotiated, terminated or delayed.

In addition to these risks, the Fund is a non-diversified investment company. The Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified fund, providing a greater possibility that the performance of a single issuer could impact the overall value of the Fund.

WHO SHOULD CONSIDER INVESTING IN THE FUND

You should consider investing in the Fund if you are seeking long-term capital appreciation. There is, of course, no guarantee that the Fund will realize its goal. Moreover, you should be willing to accept greater short-term fluctuations in the value of your investment than you would typically experience by investing in bond or money market funds.

You should not consider investing in the Fund if you are pursuing a short-term financial goal, if you seek regular income or if you cannot tolerate fluctuations in the value of your investments.


The Fund by itself does not constitute a balanced investment program. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TOTAL RETURNS, AFTER FEES AND EXPENSES

The Fund does not have a full calendar year of annual operating performance to report.
--------------------------------------------------------------------------------

                                            Overview of Quantitative Equity

ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets)

The Annual Fees and Expenses table to the right describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund's Investment Class. It assumes that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same and you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.
--------------------------------------------------------------------------------

/1/The investment adviser and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 1999, to waive their fees and reimburse expenses so that total expenses will not exceed 0.90%.

/2/For the first year, the expense example takes into account fee waivers and reimbursements.
 ANNUAL FEES AND EXPENSES

                           Percentage of Average
                                Daily Net Assets
  Management Fees                          0.50%
 ---------------------------------------------------
  Distribution and
  Service (12b-1) Fees                      None
 ---------------------------------------------------
  Other Fund Operating
  Expenses                                11.34%
 ---------------------------------------------------
  Total Fund Operating
  Expenses                                11.84%
 ---------------------------------------------------
  Less: Fee Waiver or
   Expense Reimbursement                 (10.94%)/1/
 ---------------------------------------------------
  Net Expenses                             0.90%
 ---------------------------------------------------

 EXPENSE EXAMPLE/2/

     1 Year                2 Years                           3 Years                           4 Years
     $92                   $2,391                            $4,387                            $8,297
 ---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at Quantitative Equity--Investment Class
OBJECTIVE

The Fund seeks a total return greater than that of the S&P 500 Index. The Fund invests for long-term capital appreciation, not income; any dividend and interest income is secondary to the pursuit of its goal. There is no guarantee the Fund will realize its goal.

STRATEGY

The Fund is designed to provide investors with access to a quantitatively managed portfolio that seeks to provide superior investment returns relative to those that could be achieved from the general U.S. equity market as measured by the S&P 500 Index.

The Fund invests in derivative instruments or common stocks of companies in the S&P 500 Index in order to replicate as closely as possible, with respect to this portion of the Fund's assets, the total return of the S&P 500 Index.

To pursue its goal of exceeding the return of the S&P 500 Index, the Fund also invests in the stocks of acquisition targets in publicly announced transactions. The selection of investments is based on quantitative models that are proprietary to the investment adviser.

PRINCIPAL INVESTMENTS

The Fund invests in derivative instruments, such as futures contracts on the S&P 500 Index and options. The Fund also invests in shares of U.S. companies that are targets of publicly announced acquisitions.


INVESTMENT PROCESS

S&P 500 Index Assets. A portion of the Fund's investments is designed to provide a return that matches the return of the S&P 500 Index. These investments include one or more of the following: derivative instruments, including futures contracts on the S&P 500 Index, options on common stocks, options on futures; Standard & Poor's Depositary Receipts; and shares of S&P
500 Index mutual funds. We may also purchase certain
--------------------------------------------------------------------------------
Futures and options on futures contracts are used as a low-cost method for gaining exposure to a particular securities market without investing directly in those securities.

stocks included in the S&P 500 Index. Through these investments, we maintain full or near full exposure to the broad equity market.

Generally, a derivative is a financial arrangement that derives its value from a traditional security (like a stock or bond), asset or index.

Merger Arbitrage Assets. Another portion of the Fund's investments is designed to provide additional total return. This portion invests in the common stocks of companies that are the targets of publicly announced acquisitions. The selection of these investments is based on a proprietary quantitative model that provides a disciplined approach to both the timing and quantity of shares purchased. In general, the selection of investments will also be limited by the following criteria:

 . An announced acquisition that is selected based on specific, unambiguous events.

 . An acquisition price that is structured to include at least 50% cash.

 . An acquisition target with a minimum market capitalization of $500 million.

Merger arbitrage is a specialized investment approach designed to profit from the successful completion of proposed mergers, acquisitions and other types of corporate reorganizations. It seeks to capture the difference between the price of an acquisition target's shares after a bid is announced and the ultimate takeover payout amount.

Reserve Assets. The Fund will also invest a portion of its assets in money market instruments and money market funds as a reserve for changes in allocation among the Fund's equity investments and to cover its derivative positions.
--------------------------------------------------------------------------------

                                     A Detailed Look at Quantitative Equity

PRIOR PERFORMANCE OF A SIMILAR PORTFOLIO

The information provided here presents the performance of the Pyramid Quantitative Merger Arbitrage Fund ("QMA"), an unregistered commingled fund managed by the investment adviser since December 31, 1989. Our decision to establish QMA was supported by the results of a back test of the investment strategy over the 1984-89 period. In managing the Fund, we employ substantially the same investment objectives, policies and strategies that we employed in managing QMA. However, in managing the Fund, we are subject to certain rules (e.g., limits on the percentage of assets invested in securities of issuers in a single industry and requirements on distributing income to shareholders) that did not apply to QMA. In addition, the continuous offering of the Fund's shares and the Fund's obligation to redeem its shares will likely cause the Fund to experience cash flows different from those of QMA. Moreover, the way of calculating the performance of QMA, which values its assets at the end of each month, differs from the method employed by mutual funds, which, among other things, value their assets on a daily basis. All of these factors may affect the performance of the Fund and cause it to differ from that of QMA. Certain of these factors may adversely affect the Fund's performance.

QMA is available only to institutional investors, including other commingled funds we manage. Management fees and expenses incurred in the operation of QMA are paid directly by its investors rather than by QMA. Accordingly, the performance results for QMA have been adjusted to reflect an overall expense ratio of 0.90%, which is the same as that expected to be borne by the Fund. Returns of QMA are compared to the S&P 500 Index. Unlike QMA returns, those of the S&P 500 Index do not reflect fees and expenses. Both the returns of QMA and the S&P 500 Index reflect the reinvestment of dividends and distributions.


            QMA    S&P 500
          Returns   Index
  Year   with Fees Returns  Difference
  1990     5.82%   (3.10%)     8.92%
  1991    29.30%   30.40%     (1.10%)
  1992     7.42%    7.61%     (0.19%)
  1993    10.87%   10.04%      0.83%
  1994     0.94%    1.32%     (0.38%)
  1995    39.38%   37.54%      1.84%
  1996    24.61%   22.94%      1.67%
  1997    35.98%   33.35%      2.63%
  1998    35.69%   28.58%      7.11%
  1999    31.24%   21.04%     10.20%
 -------------------------------------

 AVERAGE ANNUAL RETURNS

 Year Ended December 31, 1999

                      QMA    S&P 500
                    Returns   Index
                   with Fees Returns Difference
  1 Year              31.24%  21.04%     10.20%
  3 Years             34.29%  27.56%      6.73%
  5 Years             33.28%  28.56%      4.72%
  Since inception
  (12/31/89)          21.34%  18.21%      3.13%
 ----------------------------------------------

The performance data represents the prior performance of QMA, not the prior performance of the Fund, and should not be considered an indication of future performance of the Fund.

In the 109 rolling 12-month periods from December 31, 1989 to December 31, 1999, QMA, net of a 0.90% expense ratio, had a positive total return in 108 of the 109 periods and outperformed the S&P 500 Index in 77 of the 109 periods (71% of the time).

The next table shows performance statistics of QMA, net of a 0.90% expense ratio, relative to the S&P 500 Index. The statistics are based on the 109 rolling 12-month periods from December 31, 1989 to December 31, 1999, and illustrate the frequency with which QMA outperformed the Index.


  Amount by which
  return of QMA,
  after fees,
  exceeded return
  of S&P 500        Number of  Percent of
  Index/1/           Periods  Total Periods
  100 basis points      62         57%
  50 basis points       71         65%
  25 basis points       74         68%
 ------------------------------------------

/1/One basis point equals 1/100th of 1 percent (0.01%).
--------------------------------------------------------------------------------

A Detailed Look at Quantitative Equity

RISKS

Below we set forth some of the prominent risks associated with investing in the Fund, as well as investing in general. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed.

Primary Risks

Market Risk. Although individual stocks can outperform their markets, deteriorating market conditions might cause an overall weakness in the stock prices of an entire market. Because part of the Fund's strategy is to produce returns that closely track those of the S&P 500 Index, we expect the value of the Fund's shares to rise and fall with the broad equity market. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

Tracking Error. There are several reasons that the Fund's S&P 500 Index Assets may not track the Index exactly:

 . Unlike the Index, the Fund incurs administrative expenses and transaction costs in trading stocks.

 . The composition of the Index and the stocks or other securities held by the Fund may occasionally diverge.

 . The timing and magnitude of cash inflows from investors buying shares could create large balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require large ready reserves of uninvested cash. Either situation would likely cause the Fund's performance to deviate from the "fully invested" Index.

Futures and Options. The Fund invests in stock index futures or options, which are types of derivatives. The Fund invests in derivatives to keep cash on hand to invest in stocks of acquisition targets as well as to meet other obligations of the Fund.

Because the Fund invests in futures contracts and options on futures contracts for non-hedging purposes, the initial margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than stock investments.

Exposure Risk. Certain investment techniques increase a fund's exposure to a security, index or its investment portfolio. Exposure is the fund's maximum potential gain or loss from an investment. Certain investments designed to replicate the S&P 500 Index returns (such as options and futures) may have the effect of magnifying declines as well as increases in a fund's net asset value.

Derivative Instruments Risk. The use of derivatives requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. Risks associated with derivatives include:

 . the risk that the derivative is not well correlated with the security for which it is acting as a substitute;

 . derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and

 . the risk that the Fund cannot sell the derivative because of an illiquid secondary market.

Regulatory Risk. Positions in futures and options on futures will be entered into only to the extent they constitute permissible positions for a fund not regulated as a commodity pool, according to applicable rules of the Commodity Futures Trading Commission. At times, the Fund may be constrained in its ability to close positions on futures, options on futures or other derivatives when it would be most advantageous to do so. These regulatory constraints may have an adverse effect on fund management or performance.


Merger Arbitrage Risk. The Fund's strategy relies on sufficient volume of activity within the mergers and acquisitions marketplace. The mergers and acquisitions marketplace can produce unforeseeable results. Merger and acquisition transactions may be renegotiated, terminated or delayed due to, for example, disagreements among the parties, lack of financing, failure to secure regulatory approvals, fluctuations in the market or third party action. In the event these transactions fail to close or close at a less than expected price per share, the Fund may realize losses or a lower return than anticipated. The length of time that the Fund's assets must be committed to any given transaction will affect the rate of return realized by the Fund.

Non-Diversification Risk. The Fund is a non-diversified investment company. The Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers than diversified funds, providing a greater possibility that the performance of a single issuer could impact the overall value of the Fund.
--------------------------------------------------------------------------------

                                     A Detailed Look at Quantitative Equity


Secondary Risks

Pricing Risk. When price quotations for securities are not readily available, we determine their value by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.


MANAGEMENT OF THE FUND

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank A.G., Deutsche Fund Management, Bankers Trust Company, DB Alex. Brown LLC, Deutsche Asset Management, Inc. and Deutsche Asset Management Investment Services Limited.

Board of Trustees. The Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all the Fund's activities on their behalf.

Investment Adviser. Under the supervision of the Board of Trustees, Bankers Trust Company, with headquarters at 130 Liberty Street, New York, NY 10006, acts as the Fund's investment adviser. The investment adviser makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. The Adviser will receive a fee of 0.50% of the Fund's average daily net assets for its services in the current fiscal year.

As of December 31, 1999, Bankers Trust had total assets under management of approximately $270 billion. Bankers Trust is dedicated to servicing the needs of corporations, governments, financial institutions, and private clients and has invested retirement assets on behalf of the nation's largest corporations and institutions for more than 50 years. The scope of the firm's capability is broad--it is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide.

At a special meeting of shareholders held in 1999, shareholders of the Fund approved a new investment advisory
--------------------------------------------------------------------------------
Portfolio Turnover. The portfolio turnover rate measures the frequency that the Fund sells and replaces the value of its securities within a given period. Historically, the Fund has had a high portfolio turnover rate. High turnover can increase a Fund's transaction costs, thereby lowering its returns. It may also increase your tax liability.

agreement with Deutsche Asset Management, Inc. (formerly Morgan Grenfell Inc.). The new investment advisory agreement with Deutsche Asset Management, Inc. may be implemented within two years of the date of the special meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons," generally referred to as independent trustees. Shareholders of the Fund also approved a new sub-investment advisory agreement among the Trust, Deutsche Asset Management, Inc. and Bankers Trust under which Bankers Trust may perform certain of Deutsche Asset Management, Inc. responsibilities, at Deutsche Asset Management, Inc.'s expense, upon approval of the independent trustees, within two years of the date of the special meeting. Under the new investment advisory agreement and new sub-advisory agreement, the compensation paid and the services provided would be the same as those under the existing advisory agreement with Bankers Trust.

Deutsche Asset Management, Inc. is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. The firm provides a full range of investment advisory services to institutional clients. It serves as investment adviser to 11 other investment companies and as sub-adviser to five other investment companies.

On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $63.5 million fine to state and federal authorities. On July 26, 1999, the federal criminal proceedings were concluded with Bankers Trust's formal sentencing. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

As a result of the plea, absent an order from the SEC, Bankers Trust would not be able to continue to provide investment advisory services to the Fund. The
SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.
--------------------------------------------------------------------------------

A Detailed Look at Quantitative Equity

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the master portfolio:

Eric T. Lobben

 . Managing Director of the investment adviser and portfolio manager for the master portfolio.

 . Joined the investment adviser in 1981 and the master portfolio in 2000.

 . Over 19 years of financial industry experience.

 . Bachelor's degree in engineering from Princeton University and MBA from New
  York University.

 . Former President of the Society of Quantitative Analysts.

Manish Keshive

 . Director of the investment adviser and portfolio manager for the master portfolio.

 . Joined the investment adviser in 1996 and the master portfolio in 1999.

 . Analyst and Trader for the master portfolio since inception.

 . Bachelor's degree in Technology, Indian Institute of Technology in 1993,
  M.S., Massachusetts Institute of Technology in 1995.

Other Services. Bankers Trust provides administrative functions--such as portfolio accounting, legal services and others--for the Fund. In addition, Bankers Trust--or your service agent--performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:

 . keeping accurate, up-to-date records for your individual Fund account;

 . implementing any changes you wish to make in your account information;

 . processing your requests for cash dividends and distributions from the Fund;

 . answering your questions on the Fund's investment performance or administration;

 . sending proxy reports and updated prospectus information to you; and

 . collecting your executed proxies.

Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with Bankers Trust. Service agents may charge additional fees to investors only for those services not otherwise included in the Bankers Trust servicing agreement, such as cash management or special trust or retirement investment reporting.

Organizational Structure. The Fund is a "feeder fund" that invests all of its assets in a "master portfolio," the Quantitative Equity Portfolio. The Fund and its master portfolio have the same goal. The master portfolio is advised by Bankers Trust.

The master portfolio may accept investments from other feeder funds. A feeder bears the master portfolio's expenses in proportion to its assets. Each feeder can set its own transaction minimums, fund-specific expenses and other conditions. This arrangement allows a Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholder's best interests. If the Trustees withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio or take other action.


CALCULATING THE FUND'S SHARE PRICE

We calculate the daily price of the Fund's shares (also known as the "net asset value" or "NAV") in accordance with the standard formula for valuing mutual fund shares at the close of regular trading on the New York Stock Exchange every day the Exchange is open for business.


The formula calls for deducting all of the Fund's liabilities from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of shares outstanding.

We value the securities in the Fund at their stated market value if price quotations are available. When price quotes for a particular security are not readily available, we determine their value by the method that most accurately reflects their current worth in the judgment of the Board of Trustees.

PERFORMANCE INFORMATION

The Fund's performance information can be used in advertisements that appear in various publications. It may be compared to the performance of various indexes and investments for which reliable performance data is available. The Fund's performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.
--------------------------------------------------------------------------------

The Exchange is open every week Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.
--------------------------------------------------------------------------------

                                     A Detailed Look at Quantitative Equity


DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributions, if any, are paid annually. We automatically reinvest all dividends and any capital gains, unless you elect to receive your distributions in cash.

TAX CONSIDERATIONS

The Fund does not ordinarily pay income taxes. You and other shareholders pay taxes on the income or capital gains from the Fund's holdings. Your taxes will vary from year to year, based on the amount of capital gains distributions and dividends paid out by the Fund. You owe taxes whether you receive cash or choose to have distributions and dividends reinvested. Distributions and dividends usually create the following tax liability:


  TRANSACTION                 TAX STATUS
  Income dividends            Ordinary income
 --------------------------------------------
  Short-term capital gains
  distributions               Ordinary income
 --------------------------------------------
  Long-term capital gains
  distributions               Capital gains
 --------------------------------------------

Every year the Fund will send you information on the distributions for the previous year. In addition, if you sell your Fund shares you may have a capital gain or loss:


  TRANSACTION       TAX STATUS
  Your sale of      Capital gains or losses
  shares owned
  more than one
  year
 ----------------------------------------------------
  Your sale of      Gains treated as ordinary income;
  shares owned for  losses subject to special rules
  one year or less
 ----------------------------------------------------

The tax considerations for tax deferred accounts or non-taxable entities will be different.

Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax advisor about your investment.

BUYING AND SELLING FUND SHARES

Contacting the Mutual Fund Service Center of Deutsche Asset Management

By Phone           1-800-730-1313


By Mail            Deutsche Asset Management Service Center
                   P.O. Box 219210
                   Kansas City, MO 64121-9210

By Overnight Mail  Deutsche Asset Management Service Center
                   210 West 10th Street, 8th floor
                   Kansas City, MO 64105-1716

Our representatives are available to assist you personally Monday through Friday, 9:00 a.m. to 7:00 p.m., Eastern time each day the New York Stock Exchange is open for business. You can reach the Deutsche Asset Management Service Center's automated assistance line 24 hours a day, 7 days a week.

Minimum Account Investments

Initial purchase:                     Minimum amount:
 A standard account                   $2,500
 A retirement account                 $500
 An automatic investment plan account $1,000
Subsequent Purchase:
 A standard account                   $250
 A retirement account                 $100
 An automatic investment plan account $100
Account balance:
 Non-retirement account               $1,000
 Retirement account                   None

The Fund and its service providers reserve the right to, from time to time, at their discretion, waive or reduce the investment minimums.

How to Open Your Fund Account

By Mail: Complete and sign the account application that accompanies this prospectus. (You may obtain additional applications by calling the Deutsche Asset Management Service Center.) Mail the completed application along with a check payable to Quantitative Equity-- Investment Class (1719) to the Deutsche Asset Management Service Center. The addresses are shown under "Contacting the Mutual Fund Service Center of Deutsche Asset Management"

By Wire: Call the Deutsche Asset Management Service Center to set up a wire account.

Please note that your account cannot become activated until we receive a completed application via mail or fax.

If this is your first investment through a tax-sheltered retirement plan, such as an IRA, you will need a special application form.
--------------------------------------------------------------------------------

A Detailed Look at Quantitative Equity

This form is available to from your service agent, or by calling the Retirement Service Center at 1-800-730-1313.

Two Ways to Buy and Sell Shares in Your Account

MAIL:

Buying: Send your check, payable to the Fund, to the Deutsche Asset Management Service Center. The addresses are shown in this section under "Contacting the Mutual Fund Service Center of Deutsche Asset Management." Be sure to include the fund number and your account number (see your account statement) on your check. Please note that we cannot accept starter checks or third-party checks. If you are investing in more than one fund, make your check payable to "Deutsche Asset Management funds," and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.

Selling: Send a signed letter to the Deutsche Asset Management Service Center with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. You must leave at least $1,000 invested in your account to keep it open. Unless exchanging into another Deutsche Asset Management mutual fund, you must submit a written authorization to sell shares in a retirement account.

WIRE:

Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your service agent must call the Deutsche Asset Management Service Center at 1-800-730-1313 to notify us in advance of a wire transfer purchase. Inform the Service Center representative of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. Eastern time the next business day.

Routing No.:     021001033

Attn:            Deutsche Asset Management/Mutual Funds

DDA No.:         00-226-296

FBO:             (Account name)
                 (Account number)

Credit:          Quantitative Equity--Investment Class (1719)

Refer to your account statement for the account name, number and fund number.

Selling: You may sell shares by wire only if your account is authorized to do so. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your service agent or the Deutsche Asset Management Service Center at 1-800-730-1313. Inform the Service Center representative of the amount of your redemption and receive a trade confirmation number. The minimum redemption by wire is $1,000. We must receive your order by 4:00 p.m. Eastern time to wire your account the next business day.

Important Information about Buying and Selling shares.

 . You may buy and sell shares of a fund through authorized service agents as well as directly from us. The same terms and conditions apply. Specifically, once you place your order with a service agent, it is considered received by the Deutsche Asset Management Service Center. It is then your service agent's responsibility to transmit the order to the Deutsche Asset Management Service Center. You should contact your service agent if you have a dispute as to when your order was placed with the fund. Your service agent may charge a fee for buying and selling shares for you.

 . You may place orders to buy and sell over the phone by calling your service agent or the Deutsche Asset Management Service Center at 1-800-730-1313. If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m. Eastern time the next business day, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees a fund or its agents have incurred. To sell shares you must state whether you would like to receive the proceeds by wire or check.

 . After we or your service agent receive your order, we buy or sell your shares at the next price calculated on a day the New York Stock Exchange is open for business.

 . We accept payment for shares only in U.S. dollars by check, bank or Federal
  Funds wire transfer, or by electronic bank transfer. We do not accept starter or third-party checks.

 . The payment of redemption proceeds (including exchanges) for shares of a fund recently purchased by check may be delayed for up to 15 calendar days while we wait for your check to clear.

 . We process all sales orders free of charge.
--------------------------------------------------------------------------------

                                     A Detailed Look at Quantitative Equity

 . Unless otherwise instructed, we normally mail a check for the proceeds from the sale of your shares to your account address the next business day but no later than seven days.

 . We reserve the right to close your account on 30 days' notice if it fails to meet minimum balance requirements for any reason other than a change in market value.

 . If you sell shares by mail or wire, you may be required to obtain a signature guarantee. Please contact your service agent or the Deutsche Asset Management Service Center for more information.

 . We remit proceeds from the sale of shares in U.S. dollars (unless the redemption is so large that it is made "in-kind").

 . We do not issue share certificates.

 . Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent or the Deutsche Asset Management Service Center for more information.

 . During periods of heavy market activity, you may have trouble reaching the Deutsche Asset Management Service Center by telephone. If this occurs, you should make your request by mail.

 . We reserve the right to reject purchases of Fund shares (including exchanges) for any reason. We will reject the purchases if we conclude that the purchaser may be investing only for the short-term or to profit from day to day fluctuations in the Fund's share price.

 . We reserve the right to reject the purchases of Fund shares (including exchanges) or to suspend or postpone redemptions at times when both the New York Stock Exchange and the Fund's custodian are closed.

 . Account Statements and Fund Reports: We or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive monthly statements reflecting the balances in your account. We will send you a report every six months on your fund's overall performance, its current holdings and its investing strategies.

 . Exchange Privilege. You can exchange all or part of your shares for shares of another Deutsche Asset Management mutual fund up to four times a year (from the date of your first exchange). When you exchange shares, you are selling shares in one fund to purchase shares in another. Before buying shares through an exchange, you should be sure to obtain a copy of that fund's prospectus and read it carefully. You may complete exchanges over the phone only if your account is authorized to do so. You will receive a written confirmation of each transaction from the Deutsche Asset Management Service Center or your service agent.

Please note the following conditions:

 . The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

 . You may make the exchange by phone (if your account has the exchange by phone feature) or by letter or wire.

 . If you are maintaining a taxable account, you may have to pay taxes on the exchange.

Special Shareholder Services

To help make investing with us as easy as possible, and to help you build your investment, we offer the following special services. You can obtain further information about these programs by calling the Deutsche Asset Management Service Center at 1-800-730-1313.

 . Regular Investments: You can make regular investments of $100 or more automatically from you checking account bi-weekly, monthly, quarterly, or semi-annually.

 . Regular Withdrawals: You can arrange regular monthly, quarterly, semi-annual and annual sales of shares in your account. The minimum transaction is $100, and the account must have a balance of at least $10,000 to qualify.

--------------------------------------------------------------------------------

A Detailed Look at Quantitative Equity

The table below provides a picture of the Fund's Investment Class financial performance since inception. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rate of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all distributions. This information has been audited by Ernst & Young LLP whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Deutsche Asset Management Service Center at 1-800-730-1313.

 FINANCIAL HIGHLIGHTS

                                                               For the Period
                                                              March 31, 1999/1/
                                                               to December 31,
                                                                    1999
  Per Share Operating Performance:
  Net Asset Value, Beginning of Period                             $10.00
 ------------------------------------------------------------------------------
  Income from Investment Operations
  Net Investment Income                                              0.11
 ------------------------------------------------------------------------------
  Net Realized and Unrealized Gain on Investment and Futures
   Transactions                                                      2.29
 ------------------------------------------------------------------------------
  Total from Investment Operations                                   2.40
 ------------------------------------------------------------------------------
  Distribution to Shareholders
  Net Investment Income                                             (0.11)
 ------------------------------------------------------------------------------
  Net Realized Gains from Investment and Futures
   Transactions                                                     (0.17)
 ------------------------------------------------------------------------------
  Total Distributions                                               (0.28)
 ------------------------------------------------------------------------------
  Net Asset Value, End of Period                                   $12.12
 ------------------------------------------------------------------------------
  Total Investment Return                                           23.99%
 ------------------------------------------------------------------------------
  Supplemental Data and Ratios:
  Net Assets, End of Period (000s omitted)                          $3,303
 ------------------------------------------------------------------------------
  Ratios to Average Net Assets:
  Net Investment Income                                              2.39%/2/
 ------------------------------------------------------------------------------
  Expenses After Waivers                                             0.90%/2/
 ------------------------------------------------------------------------------
  Expenses Before Waivers                                           11.84%/2/
 ------------------------------------------------------------------------------
  Decrease Reflected in Above Expense Ratio Due to Fees
   Waivers or Expenses Reimbursements                               10.94%/2/
 ------------------------------------------------------------------------------
  Portfolio Turnover Rate                                             409%
 ------------------------------------------------------------------------------

 /1/Commencement of operations.
 /2/Annualized.
--------------------------------------------------------------------------------

                       This page intentionally left blank

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated April 30, 2000, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to us at:

                              Deutsche Asset Management Service Center
                              P.O. Box 219210
                              Kansas City, MO 64121-9210
or call our toll-free number: 1-800-730-1313

You can find reports and other information about the Fund on the EDGAR Database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202-942-8090.

Quantitative Equity--Investment Class
BT Investment Funds

Distributed by:
ICC Distributors, Inc.
                                                           CUSIP #055922652

                                                           1719PRO (04/00)

                                                           811-4760

                                Deutsche Asset Management

                                        Mutual Fund
                                           Prospectus
                                                   April 30, 2000

                                              Institutional Class



Quantitative Equity

Formerly a BT Mutual Fund


[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]


                                                A Member of the
                                                Deutsche Bank Group [/]

Overview
--------------------------------------------------------------------------------
of Quantitative Equity--Institutional Class

Goal: The Fund seeks a total return greater than that of the S&P 500 Index. Core Strategy: The Fund follows an integrated strategy that utilizes derivative instruments and stocks of the S&P 500 Index along with the stocks of acquisition targets.

INVESTMENT POLICIES AND STRATEGIES

The Fund invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to achieve that goal by investing in derivative instruments or common stocks of companies in the S&P
500 Index to seek to match the total return of the S&P 500 Index (we refer to this portion of the Fund's assets as the "S&P 500 Index Assets"). Additionally, the Fund seeks to exceed the returns of the S&P 500 Index by investing in the stocks of acquisition targets in publicly announced transactions (we refer to this portion of the Fund's assets as the "Merger Arbitrage Assets"). The investment adviser uses proprietary quantitative models to select securities for the Fund's Merger Arbitrage Assets.
--------------------------------------------------------------------------------
The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded on the New York Stock Exchange. Stocks in the S&P 500 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

Quantitative Equity--Institutional Class

Overview of Quantitative Equity

Goal........................................................................   3
Core Strategy...............................................................   3
Investment Policies and Strategies..........................................   3
Principal Risks of Investing in the Fund....................................   4
Who Should Consider Investing in the Fund...................................   4
Total Returns, After Fees and Expenses......................................   4
Annual Fund Operating Expenses..............................................   5

A Detailed Look at Quantitative Equity

Objective...................................................................   6
Strategy....................................................................   6
Principal Investments.......................................................   6
Investment Process..........................................................   6
Prior Performance of a Similar Portfolio....................................   6
Risks.......................................................................   8
Management of the Fund......................................................   9

Calculating the Fund's Share Price..........................................  10
Performance Information.....................................................  10
Dividends and Distributions.................................................  11
Tax Considerations..........................................................  11
Buying and Selling Fund Shares..............................................  11
Financial Highlights........................................................  13

--------------------------------------------------------------------------------

Overview of Quantitative Equity

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. The risks associated with the Fund's S&P 500 Index Assets include the risks that:

 . Stocks could decline generally or could underperform other investments.

 . Returns on large U.S. companies' stocks could trail the returns from stocks of medium or small companies. Each type of stock tends to go through cycles of overperformance and underperformance in comparison to the overall stock market.
 . The Fund may not be able to mirror the S&P 500 Index closely enough to track its performance for a number of reasons, including the Fund's cost to buy and sell securities, the flow of money into and out of the Fund and the investment adviser's selection of stocks that may underperform.
 . The Fund could suffer losses on its derivative positions if they are not well correlated with the securities for which they are acting as a substitute or if the Fund cannot close out its positions.

The risks associated with the Fund's Merger Arbitrage Assets include the risks that:

 . The volume of transactions in the mergers and acquisitions marketplace becomes insufficient to meet the Fund's goal.
 . Acquisition transactions are renegotiated, terminated or delayed.

In addition to these risks, the Fund is a non-diversified investment company. The Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified fund, providing a greater possibility that the performance of a single issuer could impact the overall value of the Fund.


WHO SHOULD CONSIDER INVESTING IN THE FUND

Quantitative Equity--Institutional Class requires a minimum investment of $250,000. You should consider investing in the Fund if you are seeking long-term capital appreciation. There is, of course, no guarantee that the Fund will realize its goal. Moreover, you should be willing to accept greater short-term fluctuations in the value of your investment than you would typically experience by investing in bond or money market funds.

You should not consider investing in the Fund if you are pursuing a short-term financial goal, if you seek regular income or if you cannot tolerate fluctuations in the value of your investments.

The Fund by itself does not constitute a balanced investment program. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TOTAL RETURNS, AFTER FEES AND EXPENSES

The Fund does not have a full calendar year of annual operating performance to report.
--------------------------------------------------------------------------------

                                            Overview of Quantitative Equity

ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets)

The Annual Fees and Expenses table to the right describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund's Institutional Class. It assumes that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same and you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's estimated expenses with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.
--------------------------------------------------------------------------------
/1/Information is based on estimated amounts for the current fiscal year.

/2/The investment adviser and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 1999, to waive their fees and reimburse expenses so that total expenses will not exceed 0.75%.

/3/For the first year, the expense example takes into account fee waivers and reimbursements.
 ANNUAL FEES AND EXPENSES/1/

                           Percentage of Average
                                Daily Net Assets
  Management Fees                          0.50%
 -----------------------------------------------
  Distribution and
   Service (12b-1) Fees                     none
 -----------------------------------------------
  Other Fund Operating
   Expenses                               11.19%
 -----------------------------------------------
  Total Fund Operating
   Expense                                11.69%
 -----------------------------------------------
  Less: Fee Waivers or
   Expense Reimbursement                 (10.94%)/2/
 -----------------------------------------------
  Net Expenses                             0.75%
 -----------------------------------------------

 EXPENSE EXAMPLE/3/

     1 Year                3 Years                           5 Years                           10 Years
      $77                  $2,354                            $4,336                             $8,242
 -----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at Quantitative Equity--Institutional Class

OBJECTIVE

The Fund seeks a total return greater than that of the S&P 500 Index. The Fund invests for long-term capital appreciation, not income; any dividend and interest income is secondary to the pursuit of its goal. There is no guarantee the Fund will realize its goal.

STRATEGY

The Fund is designed to provide investors with access to a quantitatively managed portfolio that seeks to provide superior investment returns relative to those that could be achieved from the general U.S. equity market as measured by the S&P 500 Index.


The Fund invests in derivative instruments or common stocks of companies in the S&P 500 Index in order to replicate as closely as possible, with respect to this portion of the Fund's assets, the total return of the S&P 500 Index.

To pursue its goal of exceeding the return of the S&P 500 Index, the Fund also invests in the stocks of acquisition targets in publicly announced transactions. The selection of investments is based on quantitative models that are proprietary to the investment adviser.

PRINCIPAL INVESTMENTS

The Fund invests in derivative instruments, such as futures contracts on the S&P 500 Index and options. The Fund also invests in shares of U.S. companies that are targets of publicly announced acquisitions.

INVESTMENT PROCESS

S&P 500 Index Assets. A portion of the Fund's investments is designed to provide a return that matches the return of the S&P 500 Index. These investments include one or more of the following: derivative instruments, including futures contracts on the S&P 500 Index, options on common stocks, options on futures; Standard & Poor's Depositary Receipts; and shares of
--------------------------------------------------------------------------------
Futures and options on futures contracts are used as a low-cost method for gaining exposure to a particular securities market without investing directly in those securities.

S&P 500 Index mutual funds. We may also purchase certain stocks included in the S&P 500 Index. Through these investments, we maintain full or near full exposure to the broad equity market.

Generally, a derivative is a financial arrangement that derives its value from a traditional security (like a stock or bond), asset or index.

Merger Arbitrage Assets. Another portion of the Fund's investments is designed to provide additional total return. This portion invests in the common stocks of companies that are the targets of publicly announced acquisitions. The selection of these investments is based on a proprietary quantitative model that provides a disciplined approach to both the timing and quantity of shares purchased. In general, the selection of investments will also be limited by the following criteria:

 . An announced acquisition that is selected based on specific, unambiguous events.

 . An acquisition price that is structured to include at least 50% cash.

 . An acquisition target with a minimum market capitalization of $500 million.

Merger arbitrage is a specialized investment approach designed to profit from the successful completion of proposed mergers, acquisitions and other types of corporate reorganizations. It seeks to capture the difference between the price of an acquisition target's shares after a bid is announced and the ultimate takeover payout amount.

Reserve Assets. The Fund will also invest a portion of its assets in money market instruments and money market funds as a reserve for changes in allocation among the Fund's equity investments and to cover its derivative positions.

PRIOR PERFORMANCE OF A SIMILAR PORTFOLIO

The information provided here presents the performance of the Pyramid Quantitative Merger Arbitrage Fund ("QMA"), an unregistered commingled fund managed by the investment adviser since December 31, 1989. Our decision to establish QMA was supported by the results of a back test of the
--------------------------------------------------------------------------------

                                     A Detailed Look at Quantitative Equity

investment strategy over the 1984-89 period. In managing the Fund, we employ substantially the same investment objectives, policies and strategies that we employ in managing QMA. However, in managing the Fund, we are subject to certain rules (e.g., limits on the percentage of assets invested in securities of issuers in a single industry and requirements on distributing income to shareholders) that do not apply to QMA. In addition, the continuous offering of the Fund's shares and the Fund's obligation to redeem its shares will likely cause the Fund to experience cash flows different from those of QMA. Moreover, the way of calculating the performance of QMA, which values its assets at the end of each month, differs from the method employed by mutual funds, which, among other things, value their assets on a daily basis. All of these factors may affect the performance of the Fund and cause it to differ from that of QMA. Certain of these factors may adversely affect the Fund's performance.

QMA is available only to institutional investors, including other commingled funds we manage. Management fees and expenses incurred in the operation of QMA are paid directly by its investors rather than by QMA. Accordingly, the performance results for QMA have been adjusted to reflect an overall expense ratio of 0.75%. Returns of QMA are compared to the S&P 500 Index. Unlike QMA returns, those of the S&P 500 Index do not reflect fees and expenses. Both the returns of QMA and the S&P 500 Index reflect the reinvestment of dividends and distributions.

                         QMA                              S&P 500
                       Returns                             Index
  Year                with Fees                           Returns                            Difference
  1990                  5.98%                             (3.10%)                               9.08%
  1991                 29.49%                             30.40%                               (0.91%)
  1992                  7.58%                              7.61%                               (0.03%)
  1993                 11.03%                             10.04%                                0.99%
  1994                  1.09%                              1.32%                               (0.23%)
  1995                 39.58%                             37.54%                                2.04%
  1996                 24.79%                             22.94%                                1.85%
  1997                 36.18%                             33.35%                                2.83%
  1998                 35.89%                             28.58%                                7.31%
  1999                 31.43%                             21.04%                               10.39%
 ------------------------------------------------------------------------------------------------------------

 AVERAGE ANNUAL RETURNS

  Year Ended December 31, 1999
                      QMA    S&P 500
                    Returns   Index
                   with Fees Returns Difference
  1 Year              31.43%  21.04%     10.39%
  3 Years             34.48%  27.56%      6.92%
  5 Years             33.48%  28.56%      4.92%
  Since inception
  (12/31/89)          21.52%  18.21%      3.31%
 ----------------------------------------------

The performance data represent the prior performance of QMA, not the prior performance of the Fund, and should not be considered an indication of future performance of the Fund.

In the 109 rolling 12-month periods from December 31, 1989 to December 31, 1999, QMA, net of a 0.75% expense ratio, had a positive total return in 108 of the 109 periods and outperformed the S&P 500 Index in 80 of the 109 periods (73% of the time).

The next table shows performance statistics of QMA, net of a 0.75% expense ratio, relative to the S&P 500 Index. The statistics are based on the 109 rolling 12-month periods from December 31, 1989 to December 31, 1999, and illustrate the frequency with which QMA outperformed the Index.

  Amount by which
  return of QMA,
  after fees,
  exceeded return
  of S&P 500          Number    Percent of
  Index/1/          of Periods Total Periods
  100 basis points      66          61%
  50 basis points       72          66%
  25 basis points       76          70%
 -------------------------------------------

/1/One basis point equals 1/100th of 1 percent (0.01%).
--------------------------------------------------------------------------------

A Detailed Look at Quantitative Equity


RISKS

Below we set forth some of the prominent risks associated with investing in the Fund, as well as investing in general. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed.

Primary Risks

Market Risk. Although individual stocks can outperform their markets, deteriorating market conditions might cause an overall weakness in the stock prices of an entire market. Because part of the Fund's strategy is to produce returns that closely track those of the S&P 500 Index, we expect the value of the Fund's shares to rise and fall with the broad equity market. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

Tracking Error. There are several reasons that the Fund's S&P 500 Index Assets may not track the Index exactly:

 . Unlike the Index, the Fund incurs administrative expenses and transaction costs in trading stocks.

 . The composition of the Index and the stocks or other securities held by the Fund may occasionally diverge.

 . The timing and magnitude of cash inflows from investors buying shares could create large balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require large ready reserves of uninvested cash. Either situation would likely cause the Fund's performance to deviate from the "fully invested" Index.

Futures and Options. The Fund invests in stock index futures or options, which are types of derivatives. The Fund invests in derivatives to keep cash on hand to invest in stocks of acquisition targets as well as to meet other obligations of the Fund.

Because the Fund invests in futures contracts and options on futures contracts for non-hedging purposes, the initial margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than stock investments.

Exposure Risk. Certain investment techniques increase a fund's exposure to a security, index or its investment portfolio. Exposure is the fund's maximum potential gain or loss from an investment. Certain investments designed to replicate the S&P 500 Index returns (such as options and futures) may have the effect of magnifying declines as well as increases in a fund's net asset value.

Derivative Instruments Risk. The use of derivatives requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. Risks associated with derivatives include:

 . the risk that the derivative is not well correlated with the security for which it is acting as a substitute;

 . derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and


 . the risk that the Fund cannot sell the derivative because of an illiquid secondary market.

Regulatory Risk. Positions in futures and options on futures will be entered into only to the extent they constitute permissible positions for a fund not regulated as a commodity pool, according to applicable rules of the Commodity Futures Trading Commission. At times, the Fund may be constrained in its ability to close positions on futures, options on futures or other derivatives when it would be most advantageous to do so. These regulatory constraints may have an adverse effect on fund management or performance.


Merger Arbitrage Risk. The Fund's strategy relies on sufficient volume of activity within the mergers and acquisitions marketplace. The mergers and acquisitions marketplace can produce unforeseeable results. Merger and acquisition transactions may be renegotiated, terminated or delayed due to, for example, disagreements among the parties, lack of financing, failure to secure regulatory approvals, fluctuations in the market or third party action. In the event these transactions fail to close or close at a less than expected price per share, the Fund may realize losses or a lower return than anticipated. The length of time that the Fund's assets must be committed to any given transaction will affect the rate of return realized by the Fund.

Non-Diversification Risk. The Fund is a non-diversified investment company. The Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers than diversified funds, providing a greater possibility that the performance of a single issuer could impact the overall value of the Fund.
--------------------------------------------------------------------------------

                                     A Detailed Look at Quantitative Equity


Secondary Risks

Pricing Risk. When price quotations for securities are not readily available, we determine their value by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.


MANAGEMENT OF THE FUND

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank A.G., Deutsche Fund Management, Bankers Trust Company, DB Alex. Brown LLC, Deutsche Asset Management, Inc. and Deutsche Asset Management Investment Services Limited.

Board of Trustees. The Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all the Fund's activities on their behalf.

Investment Adviser. Under the supervision of the Board of Trustees, Bankers Trust Company, with headquarters at 130 Liberty Street, New York, NY 10006, acts as the Fund's investment adviser. The investment adviser makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. The investment adviser will receive a fee of 0.50% of the Fund's average daily net assets for its services in the current fiscal year.

As of December 31, 1999, Bankers Trust had total assets under management of approximately $270 billion. Bankers Trust is dedicated to servicing the needs of corporations, governments, financial institutions, and private clients and has invested retirement assets on behalf of the nation's largest corporations and institutions for more than 50 years. The scope of the firm's capability is broad: it is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide.
--------------------------------------------------------------------------------
Portfolio Turnover. The portfolio turnover rate measures the frequency that the Fund sells and replaces the value of its securities within a given period. Historically, the Fund has had a high portfolio turnover rate. High turnover can increase a Fund's transaction costs, thereby lowering its returns. It may also increase your tax liability.

At a special meeting of shareholders held in 1999, shareholders of the Fund approved a new investment advisory agreement with Deutsche Asset Management, Inc. (formerly Morgan Grenfell Inc.). The new investment advisory agreement with Deutsche Asset Management, Inc. may be implemented within two years of the date of the special meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons," generally referred to as independent trustees. Shareholders of the Fund also approved a new sub-investment advisory agreement among the Trust, Deutsche Asset Management, Inc. and Bankers Trust under which Bankers Trust may perform certain of Deutsche Asset Management Inc.'s responsibilities, at Deutsche Asset Management, Inc.'s expense, upon approval of the independent trustees, within two years of the date of the special meeting. Under the new investment advisory agreement and new sub-advisory agreement, the compensation paid and the services provided would be the same as those under the existing advisory agreement with Bankers Trust.

Deutsche Asset Management, Inc. is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. The firm provides a full range of investment advisory services to institutional clients. It serves as investment adviser to 11 other investment companies and as sub-adviser to five other investment companies.

On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $63.5 million fine to state and federal authorities. On July 26, 1999, the federal criminal proceedings were concluded with Bankers Trust's formal sentencing. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

As a result of the plea, absent an order from the SEC, Bankers Trust would not be able to continue to provide investment advisory services to the Fund. The
SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.
--------------------------------------------------------------------------------

A Detailed Look at Quantitative Equity

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the master portfolio:

Eric Lobbin

 . Managing Director of the investment adviser and portfolio manager for the master portfolio.

 . Joined the investment adviser in 1981 and the master portfolio in 2000.

 . Over 19 years of financial industry experience.

 . Bachelor's degree in engineering from Princeton University and MBA from New
  York University.

 . Former President of the Society of Quantitative Analysts.

Manish Keshive

 . Director of the investment adviser and portfolio manager for the master portfolio.

 . Joined the investment adviser in 1996 and the master portfolio in 1999.

 . Analyst and Trader for the master portfolio since inception.

 . Bachelor's degree in Technology, Indian Institute of Technology in 1993,
  M.S., Massachusetts Institute of Technology in 1995.

Other Services. Bankers Trust provides administrative functions--such as portfolio accounting, legal services and others--for the Fund. In addition, Bankers Trust--or your service agent--performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:

 . keeping accurate, up-to-date records for your individual Fund account;

 . implementing any changes you wish to make in your account information;

 . processing your requests for cash dividends and distributions from the Fund;

 . answering your questions on the Fund's investment performance or administration;

 . sending proxy reports and updated prospectus information to you; and

 . collecting your executed proxies.

Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with Bankers Trust. Service agents may charge additional fees to investors only for those services not otherwise included in the Bankers Trust servicing agreement, such as cash management or special trust or retirement investment reporting.

Organizational Structure. The Fund is a "feeder fund" that invests all of its assets in a "master portfolio," the Quantitative Equity Portfolio. The Fund and its master portfolio have the same goal. The master portfolio is advised by Bankers Trust.

The master portfolio may accept investments from other feeder funds. A feeder bears the master portfolio's expenses in proportion to its assets. Each feeder can set its own transaction minimums, fund-specific expenses and other conditions. This arrangement allows a Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholder's best interests. If the Trustees withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio or take other action.


CALCULATING THE FUND'S SHARE PRICE

We calculate the daily price of the Fund's shares (also known as the "net asset value" or "NAV") in accordance with the standard formula for valuing mutual fund shares at the close of regular trading on the New York Stock Exchange every day the Exchange is open for business.

The formula calls for deducting all of the Fund's liabilities from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of shares outstanding.

We value the securities in the Fund at their stated market value if price quotations are available. When price quotes for a particular security are not readily available, we determine their value by the method that most accurately reflects their current worth in the judgment of the Board of Trustees.


PERFORMANCE INFORMATION

The Fund's performance information can be used in advertisements that appear in various publications. It may be compared to the performance of various indexes and investments for which reliable performance data is available. The Fund's performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.
--------------------------------------------------------------------------------

The Exchange is open every week Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.
--------------------------------------------------------------------------------

                                     A Detailed Look at Quantitative Equity


DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributions, if any, are paid annually. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

TAX CONSIDERATIONS

The Fund does not ordinarily pay income taxes. You and other shareholders pay taxes on the income or capital gains from the Fund's holdings. Your taxes will vary from year to year, based on the amount of capital gains distributions and dividends paid out by the Fund. You owe taxes whether you receive cash or choose to have distributions and dividends reinvested. Distributions and dividends usually create the following tax liability:


  TRANSACTION               TAX STATUS
  Income dividends          Ordinary income
 ------------------------------------------
  Short-term capital gains  Ordinary income
  distributions
 ------------------------------------------
  Long-term capital gains   Capital gains
  distributions
 ------------------------------------------

Every year the Fund will send you information on the distributions for the previous year. In addition, if you sell your Fund shares you may have a capital gain or loss:


  TRANSACTION       TAX STATUS
  Your sale of      Capital gains or losses
  shares owned
  more than one
  year
 ----------------------------------------------------
  Your sale of      Gains treated as ordinary income;
  shares owned for  losses subject to special rules
  one year or less
 ----------------------------------------------------

The tax considerations for tax deferred accounts or non-taxable entities will be different.

Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax advisor about your investment.

BUYING AND SELLING FUND SHARES

Contacting the Mutual Fund Service Center of Deutsche Asset Management

By Phone           1-800-730-1313

By Mail            Deutsche Asset Management Service Center
                   P.O. Box 219210
                   Kansas City, MO 64121-9210

By Overnight Mail  Deutsche Asset Management Service Center
                   210 West 10th Street, 8th floor
                   Kansas City, MO 64105-1716

Our representatives are available to assist you personally Monday through Friday, 9:00 a.m. to 7:00 p.m., Eastern time each day the New York Stock Exchange is open for business. You can reach the Deutsche Asset Management Service Center's automated assistance line 24 hours a day, 7 days a week.

Minimum Account Investments

 To open an account      $250,000
 To add to an account    $25,000
 Minimum account balance $50,000

The Fund and its service providers reserve the right to, from time to time, at their discretion, waive or reduce the investment minimums. Shares of the Fund may be purchased without regard to the investment minimums by employees of Deutsche Bank A.G., any of its affiliates or subsidiaries, their spouses and minor children, and Directors or Trustees of any investment company advised or administered by Deutsche Bank A.G. or any of its affiliates or subsidiaries, their spouses and minor children.

How to Open Your Fund Account

By Mail: Complete and sign the account application that accompanies this prospectus. (You may obtain additional applications by calling the Deutsche Asset Management Service Center.) Mail the completed application along with a check payable to Quantitative Equity-- Institutional Class (1723) to the Deutsche Asset Management Service Center. The addresses are shown under "Contacting the Mutual Fund Service Center of Deutsche Asset Management"

By Wire: Call the Deutsche Asset Management Service Center to set up a wire account.

Please note that your account cannot become activated until we receive a completed application via mail or fax.

Two Ways to Buy and Sell Shares in Your Account

MAIL:

Buying: Send your check, payable to the Fund, to the Deutsche Asset Management Service Center. The addresses are shown in this section under "Contacting the Mutual Fund Service Center of Deutsche Asset Management." Be sure to include the fund number and your account number (see your account statement) on your check. Please note that we cannot accept starter checks or third-party checks. If you are investing in more than one
--------------------------------------------------------------------------------

A Detailed Look at Quantitative Equity

fund, make your check payable to "Deutsche Asset Management funds," and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.

Selling: Send a signed letter to the Deutsche Asset Management Service Center with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. You must leave at least $1,000 invested in your account to keep it open. Unless exchanging into another Deutsche Asset Management fund, you must submit a written authorization to sell shares in a retirement account.

WIRE:

Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your service agent must call the Deutsche Asset Management Service Center at 1-800-730-1313 to notify us in advance of a wire transfer purchase. Inform the Service Center representative of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. Eastern time the next business day.

Routing No.:     021001033

Attn:            Deutsche Asset Management/
                 Mutual Funds

DDA No.:         00-226-296

FBO:             (Account name)
                 (Account number)

Credit:          Quantitative Equity--Institutional Class (1723)

Refer to your account statement for the account name, number and fund number.

Selling: You may sell shares by wire only if your account is authorized to do so. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your service agent or the Deutsche Asset Management Service Center at 1-800-730-1313. Inform the Service Center representative of the amount of your redemption and receive a trade confirmation number. The minimum redemption by wire is $1,000. We must receive your order by 4:00 p.m. Eastern time to wire your account the next business day.

Important Information about Buying and Selling shares.

 . You may buy and sell shares of a fund through authorized service agents as well as directly from us. The same terms and conditions apply. Specifically, once you place your order with a service agent, it is considered received by the Deutsche Asset Management Service Center. It is then your service agent's responsibility to transmit the order to the Deutsche Asset Management Service Center. You should contact your service agent if you have a dispute as to when your order was placed with the fund. Your service agent may charge a fee for buying and selling shares for you.

 . You may place orders to buy and sell over the phone by calling your service agent or the Deutsche Asset Management Service Center at 1-800-730-1313. If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m. Eastern time the next business day, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees a fund or its agent have incurred. To sell shares you must state whether you would like to receive the proceeds by wire or check.

 . After we or your service agent receives your order, we buy or sell your shares at the next price calculated on a day the New York Stock Exchange is open for business.

 . We accept payment for shares only in U.S. dollars by check, bank or Federal
  Funds wire transfer. We do not accept starter or third-party checks.

 . The payment of redemption proceeds (including exchanges) for shares of a fund recently purchased by check may be delayed for up to 15 calendar days while we wait for your check to clear.

 . We process all sales orders free of charge.

 . Unless otherwise instructed, we normally mail a check for the proceeds from the sale of your shares to your account address the next business day but no later than seven days.

 . We reserve the right to close your account on 30 days' notice if it fails to meet minimum balance requirements for any reason other than a change in market value.

 . If you sell shares by mail or wire, you may be required to obtain a signature guarantee. Please contact your service agent or the Deutsche Asset Management Service Center for more information.

 . We remit proceeds from the sale of shares in U.S. dollars (unless the redemption is so large that it is made "in-kind").

--------------------------------------------------------------------------------

                                     A Detailed Look at Quantitative Equity

 . We do not issue share certificates.

 . Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent or the Deutsche Asset Management Service Center for more information.

 . During periods of heavy market activity, you may have trouble reaching the Deutsche Asset Management Service Center by telephone. If this occurs, you should make your request by mail.

 . We reserve the right to reject purchases of Fund shares (including exchanges) for any reason. We will reject the purchases if we conclude that the purchaser may be investing only for the short-term or to profit from day to day fluctuations in the Fund's share price.

 . We reserve the right to reject the purchases of Fund shares (including exchanges) or to suspend or postpone redemptions at times when both the New York Stock Exchange and the Fund's custodian are closed.

 . Account Statements and Fund Reports: We or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive monthly statements reflecting the balances in your account. We will send you a report every six months on you fund's overall performance, its current holdings and its investing strategies.

 . You can exchange all or part of your shares for shares of another Deutsche
  Asset Management mutual fund up to four times a year (from the date of your first exchange). When you exchange shares, you are selling shares in one fund to purchase shares in another. Before buying shares through an exchange, you should be sure to obtain a copy of that fund's prospectus and read it carefully. You may complete exchanges over the phone only if your account is authorized to do so. You will receive a written confirmation of each transaction from the Deutsche Asset Management Service Center or your service agent.

Please note the following conditions:

 . The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

 . You may make the exchange by phone (if your account has the exchange by phone feature) or by letter or wire.

 . If you are maintaining a taxable account, you may have to pay taxes on the exchange.

FINANCIAL HIGHLIGHTS

The Institutional Class commenced selling shares on December 31, 1999 and, therefore, no financial highlights are presented.
--------------------------------------------------------------------------------

                       This page intentionally left blank

                       This page intentionally left blank

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated April 30, 2000, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to us at:

                              Deutsche Asset Management Service Center
                              P.O. Box 219210
                              Kansas City, MO 64121-9210
or call our toll-free number: 1-800-730-1313

You can find reports and other information about the Fund on the EDGAR Database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202-942-8090.

Quantitative Equity--Institutional Class

BT Investment Funds

Distributed by:
ICC Distributors, Inc.
                                                            CUSIP #055922645
                                                            1723PRO (04/00)
                                                            811-4760

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                              April 30, 2000
BT Investment Funds

Cash Management Investment
Tax Free Money Investment
NY Tax Free Money Investment
each formerly a BT Mutual Fund

BT Institutional Funds

Cash Management Institutional
Treasury Money Institutional
each formerly a BT Mutual Fund

BT Investment Funds and BT Institutional Funds (each, a "Trust" and, collectively, the "Trusts") are open-end management investment companies that offer investors a selection of investment portfolios, each having distinct investment objectives and policies. The Cash Management Investment, Tax Free Money Investment, NY Tax Free Money Investment, Cash Management Institutional and Treasury Money Institutional (each a "Fund" and, collectively, the "Funds") are described herein.

Unlike other mutual funds, the Trusts seek to achieve the investment objectives of each Fund by investing all the investable assets of the Fund in a diversified (or nondiversified, in the case of the NY Tax Free Money Fund) open-end management investment company having the same investment objective as such Fund. These investment companies are, respectively, Cash Management Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio and Treasury Money Portfolio (collectively, the "Portfolios").

Shares of the Funds are sold by ICC Distributors, Inc. ("ICC Distributors"), the Trust's distributor (the "Distributor"), to clients and customers (including affiliates and correspondents) of Bankers Trust Company ("Bankers Trust"), the Portfolios' investment adviser ("Adviser"), and to clients and customers of other organizations.

The Trusts' Prospectuses for the Funds, dated April 30, 2000, provide the basic information investors should know before investing. This Statement of Additional Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trusts and should be read in conjunction with the Prospectuses. You may request a copy of the Prospectuses or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trusts at the telephone number listed below or by contacting any Bankers Trust service agent ("Service Agent"). Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Trusts' Prospectuses. The financial statements for each Fund and the corresponding Portfolio for the fiscal year ended December 31, 1999, are incorporated herein by reference to the Annual Report to shareholders for each Fund and each Portfolio dated December 31, 1999. A copy of each Fund's and the corresponding Portfolio's Annual Report may be obtained without charge by calling each Fund at the telephone number listed below.


                               BANKERS TRUST COMPANY

             Investment Adviser and Administrator of the Portfolios

                             ICC DISTRIBUTORS, INC.
                                  Distributor
                               1-800-730-1313

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS...........................1
 Investment Objectives.....................................................1
 Investment Policies.......................................................1
 Additional Risk Factors...................................................8
 Investment Restrictions..................................................21
 Portfolio Turnover.......................................................26
 Portfolio Transactions...................................................26

NET ASSET VALUE...........................................................27

PURCHASE AND REDEMPTION INFORMATION.......................................29
 Purchase of Shares.......................................................29
 Redemption of Shares.....................................................30

MANAGEMENT OF THE TRUST AND PORTFOLIOS....................................28
 Trustees of the Trusts and Portfolios....................................29
 Officers of the Trusts and the Portfolios................................30
 Trustee Compensation Table...............................................32
 Code of Ethics ..........................................................33
 Investment Adviser......................................................394
 Administrator...........................................................437
 Distributor..............................................................45
 Service Agent............................................................45
 Custodian and Transfer Agent.............................................45
 Expenses.................................................................46
 Use of Name..............................................................46
 Banking Regulatory Matters...............................................46
 Counsel and Independent Accountants......................................46

ORGANIZATION OF THE TRUST.................................................46

DIVIDENDS AND TAXES.......................................................49
 Dividends................................................................49
 Taxation of the Funds and Their Investments..............................50
 Taxation of Shareholders.................................................50

PERFORMANCE INFORMATION...................................................52

FINANCIAL STATEMENTS......................................................54

APPENDIX..................................................................55

               INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                             Investment Objectives

The following is a description of each Fund's investment objective. There can, of course, be no assurance that any Fund will achieve its investment objective.

Cash Management Investment seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a Portfolio of high quality money market instruments.

Tax Free Money Investment seeks a high level of current income exempt from Federal income taxes consistent with liquidity and the preservation of capital through investment in a Portfolio primarily of obligations issued by states and their authorities, agencies, instrumentalities and political subdivisions.

NY Tax Free Money Investment seeks a high level of current income exempt from Federal and New York income taxes consistent with liquidity and the preservation of capital through investment in a Portfolio primarily of obligations of the State of New York and its authorities, agencies, instrumentalities and political subdivisions.

Cash Management Institutional seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a Portfolio of high quality money market instruments.

Treasury Money Institutional seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a Portfolio of direct obligations of the U.S. Treasury and repurchase agreements in respect of those obligations.

                              Investment Policies

Each Fund seeks to achieve its investment objective(s) by investing all of its assets in the corresponding Portfolio, which has the same investment objective as the Fund. Each Trust may withdraw a Fund's investment from the corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so.

Since the investment characteristics of each Fund will correspond directly to those of the respective Portfolio in which the Fund invests all of its assets, the following is a discussion of the various investments of and techniques employed by the Portfolios.

Quality and Maturity of the Fund's Securities. Each Portfolio will maintain a dollar-weighted average maturity of 90 days or less. All securities in which each Portfolio invests will have, or be deemed to have, remaining maturities of 397 days or less on the date of their purchase and will be denominated in U.S. dollars. Bankers Trust, acting under the supervision of and procedures adopted by the Board of Trustees of each Portfolio, will also determine that all securities purchased by the Portfolios present minimal credit risks. Bankers Trust will cause each Portfolio to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of the Portfolio. High-quality, short-term instruments may result in a lower yield than instruments with a lower quality or longer term.

Obligations of Banks and Other Financial Institutions. For purposes of the Portfolios' investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If Bankers Trust, acting under the supervision of the Board of Trustees, deems the instruments to present minimal credit risk, each Portfolio other than Treasury Money Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks, which include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada. Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, differing reserve requirements, reporting and recordkeeping requirements and accounting standards, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Commercial Paper. Commercial paper obligations in which the Portfolios may invest are short-term, unsecured negotiable promissory notes of U.S. or foreign corporations that at the time of purchase meet the rating criteria described in the Prospectus. Investments in foreign commercial paper generally involve risks similar to those described above relating to obligations of foreign banks or foreign branches of U.S. banks.

Variable Rate Master Demand Notes. Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between a Portfolio and the issuer, they are not ordinarily traded. Although no active secondary market may exist for these notes, a Portfolio will purchase only those notes under which it may demand and receive payment of principal and accrued interest daily or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Bankers Trust, acting under the supervision of the Board of Trustees of a Portfolio, that the same criteria as set forth above for issuers of commercial paper are met. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances. (See "Quality and Maturity of the Fund's Securities" herein.)

U.S. Government Obligations. The Portfolios may invest in direct obligations issued by the U.S. Treasury or, in the case of the Portfolios other than Treasury Money Portfolio, in obligations issued or guaranteed by the U.S. Treasury or by agencies or instrumentalities of the U.S. government ("U.S. Government Obligations"). Certain short-term U.S. Government Obligations, such as those issued by the Government National Mortgage Association ("GNMA"), are supported by the "full faith and credit" of the U.S. government; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association are solely the obligations of the issuing entity but are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law.

Examples of the types of U.S. Government Obligations that the Portfolios may hold include, but are not limited to, in addition to those described above and direct U.S. Treasury obligations, the obligations of the Federal Housing Administration ("FHA"), Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Farm Credit Banks Funding Corp., Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration.

Other Debt Obligations. The Portfolios may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase have, or are comparable in priority and security to other securities of such issuer which have, outstanding short-term obligations meeting the above short-term rating requirements, or if there are no such short-term ratings, are determined by Bankers Trust, acting under the supervision of the Board of Trustees of the Portfolio, to be of comparable quality and are rated in the top three highest long-term rating categories by the NRSROs rating such security.

Credit Enhancement. Certain of a Portfolio's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance from a third party. Any bankruptcy, receivership, default, or change in the credit quality of the third party providing the credit enhancement could adversely affect the quality and marketability of the underlying security and could cause losses to the Portfolio and affect the Portfolio's share price. Subject to the diversification limits contained in Rule 2a-7, each Portfolio may have more than 25% of its total assets invested in securities issued by or credit-enhanced by banks or other financial institutions.

Lending of Portfolio Securities. The Portfolios, other than Tax Free Money Portfolio and NY Tax Free Money Portfolio, have the authority to lend, up to 30% of the value of their portfolio securities to brokers, dealers and other financial organizations. By lending its securities, a Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of a fee paid by the borrower when irrevocable letters of credit and U.S. Government Obligations are used as collateral. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least

100% collateral from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive substitute payments in respect of all dividends, interest or other distributions on the loaned securities; and (v) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must retain the right to terminate the loan and recall and vote the securities. Cash collateral may be invested in a money market fund managed by Bankers Trust (or its affiliates) and Bankers Trust may serve as a Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

Repurchase Agreements. The Portfolios may engage in repurchase agreement transactions with banks and governmental securities dealers approved by the Portfolio's Board of Trustees. Under the terms of a typical repurchase agreement, a Portfolio would acquire U.S. Government Obligations regardless of maturity any remaining maturity for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligations, including interest. Each Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateralized securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert these rights. Bankers Trust reviews the creditworthiness of those banks and dealers with which the Portfolios enter into repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level.

Reverse Repurchase Agreements. The Portfolios may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, by among other things, agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time a Portfolio enters into a reverse repurchase agreement it segregates cash, U.S. Government Obligations or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by a Portfolio.

When-Issued and Delayed-Delivery Securities. To secure prices deemed advantageous at a particular time, the Cash Management Portfolio and Treasury Money Portfolio may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. A Portfolio will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by a Portfolio may include securities purchased on a "when, as, and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event.

Securities purchased on a when-issued or delayed-delivery basis may expose a Portfolio to risk because the securities may experience fluctuations in value prior to their actual delivery. A Portfolio does not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself. Upon purchasing a security on a when-issued or delayed-delivery basis, a Portfolio will segregate cash or liquid securities in an amount at least equal to the when-issued or delayed-delivery commitment.

Asset-Backed Securities. The Cash Management Portfolio may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets."

Variable Rate Securities. Each Fund may purchase long-term maturity securities which are subject to frequently available put option or tender option features under which the holder may put the security back to the issuer or its agent at a predetermined price (generally par) after giving specified notice. The interest rate on a variable rate security changes at intervals according to an index or a formula or other standard measurement as stated in the bond contract. One common method is to calculate the interest rate as a percentage of the rate paid on selected issues of Treasury securities on specified dates. The put option or tender option right is typically available to the investor on a weekly or monthly basis although on some demand securities the investor has a daily right to exercise the put option. Variable rate securities with the put option exercisable on dates on which the variable rate changes are often called "variable rate demand notes".

Municipal Obligations. The two principal classifications of Municipal Obligations are "notes" and "bonds." Municipal Obligations are further classified as "general obligation" and "revenue" issues and the securities held by the Tax Free Money Portfolio and NY Tax Free Money Portfolio may include "moral obligations" which are normally issued by special purpose authorities.

Municipal Notes. Municipal notes generally fund short-term capital needs and have maturities of one year or less. Tax Free Money Portfolio and NY Tax Free Money Portfolio may invest in municipal notes, which include:

Tax Anticipation Notes. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue sharing programs.

Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide funds for the repayment of these notes.

Miscellaneous, Temporary and Anticipatory Instruments. These instruments may include notes issued to obtain interim financing pending entering into alternate financial arrangements, such as receipt of anticipated Federal, state or other grants or aid, passage of increased legislative authority to issue longer-term instruments or obtaining other refinancing.

Construction Loan Notes. Construction loan notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment of the GNMA to purchase the loan, accompanied by a commitment by the FHA to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. A Portfolio will only purchase construction loan notes that are subject to permanent GNMA or bank purchase commitments.

Tax-Exempt Commercial Paper. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

Municipal Bonds. Municipal bonds generally fund longer-term capital needs than municipal notes and have maturities exceeding one year when issued. Tax Free Money Portfolio and NY Tax Free Money Portfolio may invest in municipal bonds, but only to the extent that their remaining maturities are determined not to exceed 397 days under rules promulgated under the Investment Company Act of 1940 (the "1940 Act"). Municipal bonds include:

General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.

Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, certificates of deposit and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

Private Activity Bonds. Private activity bonds, which are considered Municipal Obligations if the interest paid thereon is excluded from gross income for Federal income tax purposes and is not a specific tax preference item for Federal individual and corporate alternative minimum tax purposes, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities such as manufacturing facilities, certain hospital and university facilities and housing projects. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on these bonds is dependent solely on the ability of the facility's user to meet its financial obligations and generally the pledge, if any, of real and personal property so financed as security for payment.


                            Additional Risk Factors

In addition to the risks discussed above, the Portfolios' investments may be subject to the following risk factors:

Special Considerations Relating to New York Municipal Obligations. Some of the significant financial considerations relating to the New York Tax Exempt Fund's investments in New York Municipal Securities are summarized below. This summary information is not intended to be a complete description and is principally derived from the Annual Information Statement of the State of New York as supplemented and contained in official statements relating to issues of New York Municipal Securities that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.


State Economy.  New York is one of the most populous states in the nation and
-------------
has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because New York City (the "City") is a regional employment center for a multi-state region, State personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which State taxation applies.

The economic forecast of the State has also been modified for 2000 and 2001 from the mid-year forecast to reflect a stronger-than-expected economy. Continued growth is projected for 2000 and 2001 for employment, wages, and personal income, although the growth in employment will moderate from the 1999 pace. Personal income is estimated to have grown by 4.7 percent in 1999, fueled in part by a large increase in financial sector bonus payments at the year's end. Personal income is projected to grow 5.5 percent in 2000 and 4.8 percent in 2001. Total bonus payments are projected to increase by 11 percent in 2000 and
10.5 percent in 2001. Overall employment growth is expected to continue at a more modest pace than in 1999, reflecting the slower growth in the national economy, continued spending restraint by government employers, and restructuring in the manufacturing, health care, social service, and banking sectors.

There can be no assurance that the State economy will not experience worse-than-predicted results, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

State Budget.  The State Constitution requires the governor (the "Governor") to
------------
submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

State law requires the Governor to propose a balanced budget each year. In recent years, the State has closed projected budget gaps of $5.0 billion (1995-
96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than $1 billion
(1998-99). On March 31, 1999, the State adopted the debt service portion of the State budget for the 1999-2000 fiscal year; four months later, on August 4, 1999, it enacted the remainder of the budget. The Governor approved the budget as passed by the Legislature. Prior to passing the budget in its entirety for the current fiscal year, the State enacted appropriations that permitted the State to continue its operations.

The State revised the cash-basis 1999-2000 State Financial Plan on January 11, 2000, with the release of the 2000-01 Executive Budget. The State updated the Financial Plan on January 31, 2000 to reflect the Governor's amendments to his Executive Budget. After these changes, the Division of the Budget ("DOB") now expects the State to close the 1999-2000 fiscal year with an available cash surplus of $758 million in the General Fund, an increase of $733 million over the surplus estimate in the mid-year update. The larger projected surplus derives from $499 million in net higher projected receipts and $259 million in net lower estimated disbursements. DOB revised both its projected receipts and disbursements based on a review of actual operating results through December 1999, as well as an analysis of underlying economic and programmatic trends it believes may affect the Financial Plan for the balance of the year.


The State plans to use the entire $758 million surplus to make additional deposits to reserve funds. At the close of the current fiscal year, the State expects to deposit $75 million from the surplus into the State's Tax Stabilization Reserve Fund ("TSRF") - the fifth consecutive annual deposit. In the 2000-01 Executive Budget, as amended, the Governor is proposing to use the remaining $683 million from the 1999-2000 surplus to fully finance the estimated 2001-02 and 2002-03 costs of his proposed tax reduction package ($433 million) and to increase the Debt Reduction Reserve Fund ("DRRF") ($250 million).

DOB projects total General Fund disbursements of $37.06 billion in 1999-2000, a decline of $282 million from the October estimate. Of this amount, $33 million is related to the timing of spending and accounting adjustments and therefore does not contribute to the surplus projected by DOB. The $33 million consists of lower timing-related spending of $65 million from the Community Projects Fund ("CPF") and $50 million from the Collective Bargaining Reserve, offset by the Medicaid reclassification of $82 million described above. Accordingly, lower disbursements since October contribute $249 million to the 1999-2000 surplus, which, when combined with the $10 million in lower disbursements recognized in the mid-year update, produce a total reduction in estimated disbursements of $259 million for the current year.

State Operations spending is now projected to total $6.63 billion in 1999-2000. In the revised Financial Plan, $50 million of an original $100 million for new collective bargaining costs is set aside in a reserve to cover the cost of labor agreements in 1999-2000, and the balance is transferred to General State Charges in the current year to pay for the recently approved labor contract with State University employees and other labor costs. The remaining revisions to the State Operations estimate are comprised of savings from agency efficiencies and timing-related changes that do not affect the surplus.

The State projects a closing balance of $1.17 billion in the General Fund, after the tax refund reserve transaction. The balance is comprised of $548 million in the Tax Stabilization Reserve Fund ("TSRF") after a $75 million deposit in 1999-2000; $265 million in the CPF, which pays for Legislative initiatives; $250 million in the DRRF; and $107 million in the Contingency Reserve Fund ("CRF") (which guards against litigation risks).

In addition to the General Fund closing balance of $1.17 billion, the State will have a projected $3.09 billion in the tax refund reserve account at the end of 1999-2000. The refund reserve account is used to adjust personal income tax collections across fiscal years to pay for tax refunds, as well as to accomplish other Financial Plan objectives.

The projected balance of $3.09 billion is comprised of $1.82 billion in tax reduction reserves from the 1998-99 surplus; $683 million from the 1999-2000 surplus; $521 million from LGAC that may be used to pay tax refunds during 2000-01 but must be on deposit at the close of the fiscal year; $50 million in collective bargaining reserves from 1999-2000; and $25 million in reserves for tax credits.

The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and received almost all State taxes and other resources not dedicated to particular purposes. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

The Governor presented his 2000-01 Executive Budget to the Legislature on January 10, 2000. The Executive Budget contains financial projections for the State's 1999-2000 through 2002-03 fiscal years, a detailed explanation of receipts estimates and the economic forecast on which it is based, and proposed Capital Program and Financing Plan for the 2000-01 through 2004-05 fiscal years. On January 31, 2000, the Governor submitted amendments to his Executive Budget, the most significant of which recommends eliminating all gross receipts taxes on energy providers.

There can be no assurance that the Legislature will enact into law the Governor's Executive Budget, as amended, or that the State's adopted budget projections will not differ materially and adversely from the projections set forth therein.

The 2000-01 Financial Plan is projected to have receipts in excess of disbursements on a cash basis in the General Fund, after accounting for the transfer of available receipts from 1999-2000 to 2000-01. Under the Governor's Executive Budget, as amended, total General Fund receipts, including transfers from other funds, are projected at $38.62 billion, an increase of $1.28 billion (3.4 percent) over the current fiscal year. General Fund disbursements, including transfers to other funds, are recommended to grow by 2.3 percent to $37.93 billion, an increase of $869 million over 1999-2000. State Funds spending (the portion of the budget supported exclusively by State taxes, fees, and revenues) is projected to total $52.46 billion, an increase of $2.57 billion or 5.1 percent. Spending from All Government Funds is expected to grow by 5.5 percent, increasing by $4.0 billion to $76.82 billion.

The State projects a closing balance of $1.61 billion in the General Fund at the end of 2000-01. This balance is comprised of a $433 million reserve set aside from the 1999-2000 surplus to finance the estimated costs of the Governor's proposed tax reduction package in 2001-02 and 2002-03, $475 million in cumulative reserves for collective bargaining ($425 million from 2000-01 plus $50 million from 1999-2000), $548 million in the TSRF, and $150 million in the CRF after a proposed $43 million deposit in 2000-01. The change in the closing fund balance compared to 1999-2000 results from the planned use in 2000-01 of $265 million for existing legislative initiatives financed from the CPF and the reclassification of DRRF into the CPF, offset by increased reserves for collective bargaining, tax reduction, and litigation discussed above.

In addition to the General Fund closing balance of $1.61 billion, the State will have a projected $567 million in the tax refund reserve at the end of 2000-01. Also, $1.2 billion is proposed to be on deposit in the Star Special Revenue Fund to be used in 2001-02 for State-funded local tax reductions and $250 million is proposed to be on deposit in the DRRF. The balance in the DRRF is projected to be used in 2001-02 to retire existing high-cost State-supported debt and increase pay-as-you-go financing of capital projects.

Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and organizations that are not subject to the State's control. The State Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. The DOB believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. The projections assume no changes in federal tax law, which could substantially alter the current receipts forecast. In addition, these projections do not include funding for new collective bargaining agreements after the current contracts expire. Actual results, however, could differ materially and adversely from their projections, and those projections may be changed materially and adversely from time to time.


Debt Limits and Outstanding Debt.  There are a number of methods by which the
--------------------------------
State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the LGAC to restructure the way the State makes certain local aid payments.

Sustained growth in the State's economy could contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than-expected entitlement spending. The State assumes that the 2000-01 Financial Plan will achieve $500 million in savings from initiatives by State agencies to deliver services more efficiently, workforce management efforts, maximization of federal and non-General Fund spending offsets, and other actions necessary to help bring projected disbursements and receipts into balance. The projections do not assume any gap-closing benefit from the potential settlement of State claims against the tobacco industry.


On January 13, 1992, S&P reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On March 5, 1999, S&P affirmed its A rating on the State's outstanding bonds. Subsequent to that time, the State's general obligations have not been downgraded by S&P.

On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness. On March 20, 1998, Moody's assigned the highest commercial paper rating of P-1 to the short-term notes of the State. On March 5, 1999, Moody's affirmed its A2 rating with a stable outlook to the State's general obligations.

New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Litigation.  Certain litigation pending against New York State or its officers
----------
or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) action seeking enforcement of certain sales and excise taxes and tobacco products and motor fuel sold to non-Indian consumers on Indian reservations; and (4) a challenge to the Governor's application of his constitutional line item veto authority.

Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $116 million in fiscal 1996-97, $193 million in fiscal 1997-98, peaking at $241 million in fiscal 1998-99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of State of Delaware v. State of New York, on January 21, 1994, the State entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State was required to make aggregate payments of $351.4 million. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's 1994-95 fiscal year. Litigation challenging the constitutionality of the treatment of certain moneys held in a reserve fund was settled in June 1996 and certain amounts in a Supplemental Reserve Fund previously credited by the State against prior State and local pension contributions were paid in 1998.

The legal proceedings noted above involve State finances, State programs and miscellaneous cure rights, tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial, generally in excess of $100 million. These proceedings could affect adversely the financial condition of the State in the current fiscal year or thereafter. Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced financial plan. An adverse decision in any of these proceedings could exceed the amount of the reserve established in the State's financial plan for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced financial plan.

Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

On November 23, 1998, the attorneys general for forty-six states (including New
York) entered into a master settlement agreement ("MSA") with the nation's largest tobacco manufacturers. Under the terms of the MSA, the states agreed to release the manufacturers from all smoking-related claims in exchange for specified payments and the imposition of restrictions on tobacco advertising and marketing. New York is projected to receive $25 billion over 25 years under the MSA, with payments apportioned among the State (51 percent), counties (22 percent), and New York City (27 percent). The projected payments are an estimate and subject to adjustments for, among other things, the annual change in the volume of cigarette shipments and the rate of inflation.

From 1999-2000 through 2002-03, the State expects to receive $1.54 billion under the nationwide settlement with cigarette manufacturers. Counties, including New York City, will receive settlement payments of $1.47 billion over the same period.

Authorities.  The fiscal stability of New York State is related, in part, to the
-----------
fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related.

Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

In February 1997, the Job Development Authority ("JDA") issued approximately $85 million of State-guaranteed bonds to refinance certain of its outstanding bonds and notes in order to restructure and improve JDA's capital structure. Due to concerns regarding the economic viability of its programs, JDA's loan and loan guarantee activities had been suspended since 1995. As a result of the structural imbalances in JDA's capital structure, and defaults in its loan portfolio and loan guarantee program incurred between 1991 and 1996, JDA would have experienced a debt service cash flow shortfall had it not completed its recent refinancing. JDA anticipates that it will transact additional refinancings in 1999, 2000 and 2003 to complete its long-term plan of finance and further alleviate cash flow imbalances which are likely to occur in future years. JDA recently resumed its lending activities under a revised set of lending programs and underwriting guidelines.

New York City and Other Localities.  The fiscal health of the State may also be
----------------------------------
impacted by the fiscal health of its localities, particularly the City, which has required and continues to require significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P.

On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On February 3, 1998 and again on May 27, 1998, S&P assigned a BBB+ rating to the City's general obligation debt and placed the ratings on CreditWatch with positive implications. On March 9, 1999, S&P assigned its A- rating to Series 1999H of New York City general obligation bonds and affirmed the A- rating on various previously issued New York City bonds. Subsequent to that time, the City's general obligation bonds have not been downgraded by S&P.

Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On February 25, 1998, Moody's upgraded approximately $28 billion of the City's general obligations from Baa1 to A3. On June 9, 1998, Moody's affirmed its A3 rating to the City's general obligations and stated that its outlook was stable.

On March 8, 1999, Fitch IBCA upgraded New York City's $26 billion outstanding general obligation bonds from A- to A. Subsequent to that time, the City's general obligation bonds have not been downgraded by Fitch IBCA.

New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. To help alleviate the City's financial difficulties, the Legislature created the Municipal Assistance Corporation ("MAC") in 1975. Since its creation, MAC has provided, among other things, financing assistance to the City by refunding maturing City short-term debt and transferring to the City funds received from sales of MAC bonds and notes. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and, subject to certain prior claims, from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City.

Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.

Although the City has consistently maintained balanced budgets and is projected to achieve balanced operating results for the current fiscal year, there can be no assurance that the gap-closing actions proposed in its Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

The projections set forth in the City's Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the Health and Hospitals Corporation and the BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. The City issues securities to finance the rehabilitation of its infrastructure and other capital needs and to refinance existing debt, as well as for seasonal financing needs. In fiscal year 1998 and again in fiscal year 2000, the State constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent these disruptions in the capital program, two entities were created to issue debt to increase the City's capital financing capacity: (i) the State Legislature created the Transitional Finance Authority ("TFA") in 1997, and (ii) the City created the Tobacco Settlement Asset Securitization Corporation in 1999. Despite these actions, the City, in order to continue its capital program, will need additional financing capacity in fiscal year 2002, which could be provided through increasing the borrowing authority of the TFA or amending the State constitutional debt limit.


The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. The delay in the adoption of the State's budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal years.

Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the fiscal year.

Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the city of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding. Troy MAC has issued bonds to effect a restructuring of the City of Troy's obligations.

Municipalities and school districts have engaged in substantial short-term and long-term borrowings. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.

From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing the State assistance in the future.

Year 2000 Compliance.  To date, the State has experienced no significant Year
--------------------
2000 computer disruptions. Monitoring will continue over the next few months to identify and correct any problems that may arise. However, there can be no assurance that outside parties who provide goods and services to the State will not experience computer problems related to Year 2000 programming in the future, or that such disruptions, if they occur, will not have an adverse impact on State operations or finances.


Special Information Concerning Master-Feeder Fund Structure. Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, each Fund seeks to achieve its investment objective by investing all of its assets in the corresponding Portfolio, a separate registered investment company with the same investment objective as the corresponding Fund. Therefore, an investor's interest in the corresponding Portfolio's securities is indirect. In addition to selling a beneficial interest to the corresponding Fund, each Portfolio may sell beneficial interests to other mutual funds, investment vehicles or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of a Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in a Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in each Portfolio.

Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in each Portfolio is available from Bankers Trust at 1-800-730-1313.

Smaller funds investing in a Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from a Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, a Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to a Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing the Fund's shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Certain changes in a Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investment from a Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described herein with respect to the corresponding Portfolio.

Each Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of each Portfolio is also not a fundamental policy. Shareholders of the Funds will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the corresponding Portfolio.

Rating Services. The ratings of Moody's and S&P represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Adviser also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by a Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require a Portfolio to eliminate the obligation from its portfolio, but the Adviser will consider such an event in its determination of whether a Portfolio should continue to hold the obligation. A description of the ratings categories of Moody's and S&P is set forth in the Appendix to this SAI.

                            Investment Restrictions

Fundamental Policies. The following investment restrictions have been adopted by the Trust with respect to each of the Funds and by the Portfolios as fundamental policies. Under the 1940 Act, a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, respectively, to which it relates, which is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) more than 50% of the outstanding shares. Whenever a Fund is requested to vote on a change in the investment restrictions of a Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

All Funds and Portfolios

Under investment policies adopted by the Trust, on behalf of each Fund, and by the Portfolios, each Fund and each Portfolio may not:

     1. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount not exceeding 5% of the value of the Fund's or the Portfolio's total assets (including the amount borrowed), as the case may be, calculated in each case at market.

     2. Pledge, hypothecate, mortgage or otherwise encumber more than 5% of the total assets of the Fund or the Portfolio, as the case may be, and only to secure borrowings for temporary or emergency purposes.

     3. Invest more than 5% of the total assets of the Fund or the Portfolio, as the case may be, in any one issuer (other than U.S. Government Obligations) or purchase more than 10% of any class of securities of any one issuer; provided, however, that (i) up to 25% of the assets of the NY Tax Free Money Investment (and NY Tax Free Money Portfolio)
          may be invested in the assets of one issuer, and (ii) this restriction shall not preclude the purchase by the Tax Free Money Investment
          (or Tax Free Money Portfolio) of issues guaranteed by the U.S. government, its agencies or instrumentalities or backed by letters of credit or guarantees of one or more commercial banks or other financial institutions, even though any one such commercial bank or financial institution provides a letter of credit or guarantee with respect to securities which in the aggregate represent more than 5%, but not more than 10%, of the total assets of the Fund or the Portfolio, as the case may be; provided, however, that nothing
                                                --------  -------
          in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

     4. Invest more than 25% of the total assets of the Fund or the Portfolio, as the case may be, in the securities of issuers in any single industry; provided that (i) this limitation shall not apply to the purchase of U.S. Government Obligations, (ii) under normal market conditions more than 25% of the total assets of the Cash Management Investment (or Cash Management Portfolio) will be invested in obligations of U.S. and foreign banks and other financial institutions, and (iii) with respect to the Tax Free Money Investment and the NY Tax Free Money Investment (or Tax Free Money Portfolio or NY Tax Free Money Portfolio), this limitation shall not apply to the purchase of Municipal Obligations or letters of credit or guarantees of banks that support Municipal Obligations; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

     5. Make short sales of securities, maintain a short position or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

     6. Underwrite the securities issued by others (except to the extent the Fund or Portfolio may be deemed to be an underwriter under the Federal securities laws in connection with the disposition of its portfolio securities) or knowingly purchase restricted securities, except that the Tax Free Money Investment and the NY Tax Free Money Investment (and Tax Free Money Portfolio and NY Tax Free Money Portfolio)
          each may bid, separately or as part of a group, for the purchase of Municipal Obligations directly from an issuer for its own portfolio in order to take advantage of any lower purchase price available. To the extent these securities are illiquid, they will be subject to the Fund's or the Portfolio's 10% limitation on investments in illiquid securities; provided, however, that nothing in this investment
                      -----------------
          restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

     7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil, gas or mineral interests, but this shall not prevent the Fund or the Portfolio from investing in obligations secured by real estate or interests therein.

     8. Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and, with respect to the Cash Management

          Investment, the Treasury Money Investment (or Cash Management Portfolio and Treasury Money Portfolio), the lending of portfolio securities.

     9. Invest more than an aggregate of 10% of the net assets of the Fund or the Portfolio, respectively, (taken, in each case, at current value) in (i) securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or (ii) other "illiquid" securities (including time deposits and repurchase agreements maturing in more than seven calendar days); provided, however, that nothing in this
                                     -----------------
          investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

     10. Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control or management; provided, however, that nothing in this investment
                      -----------------
          restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

     11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment
                    -----------------
          restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

     12. Issue any senior securities, except insofar as it may be deemed to have issued a senior security by reason of (i) entering into a repurchase agreement or (ii) borrowing in accordance with terms described in the Prospectus and this SAI.

     13. Purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or the Portfolio or its investment adviser owns individually more than 1/2 of 1% of the securities of such issuer, and together such officers and directors own more than 5% of the securities of such issuer.

     14. Invest in warrants, except that the Fund or the Portfolio may invest in warrants if, as a result, the investments (valued in each case at the lower of cost or market) would not exceed 5% of the value of the net assets of the Fund or the Portfolio, as the case may be, of which not more than 2% of the net assets of the Fund or the Portfolio, as the case may be, may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Fund or the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

     15. As to the Tax Free Money Investment and the NY Tax Free Money Investment (or Tax Free Money Portfolio and NY Tax Free Money Portfolio), neither the Fund (nor the Portfolio as the case may be) will invest less than 80% of its net assets in Municipal Obligations under normal market conditions; provided, however, that nothing in this restriction
                             --------  -------
          shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.


Additional Restrictions. In order to comply with certain statutes and policies each Portfolio (or Trust, on behalf of the Fund) will not as a matter of operating policy (except that no operating policy shall prevent a Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives):

    (i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its net assets;

    (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

    (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

    (iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

    (v)   invest for the purpose of exercising control or management;

    (vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio (Fund) if such purchase at the time thereof would cause (a) more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio

          (Fund); and, provided further, that the Portfolio shall not invest in any other open-end investment company unless the Portfolio (Fund) (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment (as an operating policy, each Portfolio will not invest in another open-end registered investment company);

    (vii) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's (Fund's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio (Fund) has no current intention to engage in short selling);

There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.

Each Fund will comply with the state securities laws and regulations of all states in which it is registered. Each Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the corresponding Fund, or any other registered investment company investing in the Portfolio, is registered.

For purposes of diversification under the 1940 Act, identification of the "issuer" of a Municipal Obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision, and the obligation is backed only by the assets and revenues of the subdivision, the subdivision will be regarded as the sole issuer. Similarly, if a private activity bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user will be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation or issues a letter of credit to secure the obligation, the guarantee or letter of credit will be considered a separate security issued by the government or entity and would be separately valued.

                               Portfolio Turnover

Each of the Portfolios may attempt to increase yields by trading to take advantage of short-term market variations, which results in higher portfolio turnover. This policy does not result in higher brokerage commissions to the Portfolios, however, as the purchases and sales of portfolio securities are usually effected as principal transactions. The Portfolios' turnover rates are not expected to have a material effect on their income and have been and are expected to be zero for regulatory reporting purposes.

                            Portfolio Transactions

Decisions to buy and sell securities and other financial instruments for a Portfolio are made by Bankers Trust, which also is responsible for placing these transactions, subject to the overall review of the Board of Trustees. Although investment requirements for each Portfolio are reviewed independently from those of the other accounts managed by Bankers Trust and those of the other Portfolios, investments of the type the Portfolios may make may also be made by these other accounts or Portfolios. When a Portfolio and one or more other Portfolios or accounts managed by Bankers Trust are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Bankers Trust to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Portfolio or the size of the position obtained or disposed of by a Portfolio.

Purchases and sales of securities on behalf of the Portfolios usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Obligations are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and principal transactions are not entered into with persons affiliated with the Portfolios except pursuant to exemptive rules or orders adopted by the Securities and Exchange Commission. Under rules adopted by the SEC, broker-dealers may not execute transactions on the floor of any national securities exchange for the accounts of affiliated persons, but may effect transactions by transmitting orders for execution.

In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, Bankers Trust seeks the best overall terms available. In assessing the best overall terms available for any transaction, Bankers Trust will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Bankers Trust is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage, but not research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Portfolio involved, the other Portfolios and/or other accounts over which Bankers Trust or its affiliates exercise investment discretion. Bankers Trust's fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage services.

                                NET ASSET VALUE

The net asset value ("NAV") per share of each Fund is calculated on each day on which the Fund is open (each such day being a "Valuation Day"). The NAV per share of each Fund (except the Cash Management Institutional and Treasury Money Institutional) is calculated twice on each Valuation Day as of 12:00 noon, Eastern time, and as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing. If the markets for the Funds' primary investments close early, the Funds will cease taking purchase orders at that time. The NAV of the Cash Management Institutional and Treasury Money Institutional is calculated on each Valuation Day as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing (each time at which the NAV of a Fund is calculated is referred to herein as the "Valuation Time"). If the markets for the Funds' primary investments close early, the Funds will cease taking purchase orders at that time. The NAV per share of each Fund is computed by dividing the value of the Fund's assets (i.e., the value of its investment in the corresponding Portfolio and other assets), less all liabilities, by the total number of its shares outstanding. Each Fund's NAV per share will normally be $1.00.

The valuation of each Portfolio's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument.

The Portfolios' use of the amortized cost method of valuing their securities is permitted by a rule adopted by the SEC. Each Portfolio will also maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of two years or less and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

Pursuant to the rule, the Board of Trustees of each Portfolio also has established procedures designed to allow investors in the Portfolio, such as the Trust, to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of each Portfolio's holdings by the Portfolio's Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the Portfolio's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

The rule also provides that the extent of any deviation between the value of each Portfolio's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Portfolio's Board of Trustees. In the event the Portfolio's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the respective Portfolio's Board of Trustees must cause the Portfolio to take such corrective action as such Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing the Portfolio's assets by using available market quotations.

Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of the following business day.

                      PURCHASE AND REDEMPTION INFORMATION

                               Purchase of Shares

Each Trust accepts purchase orders for shares of each Fund at the NAV per share next determined after the order is received on each Valuation Day. Shares may be available through Investment Professionals, such as broker/dealers and investment advisers (including Service Agents).

Purchase orders for shares (including those purchased through a Service Agent) that are transmitted to the Trust's Transfer Agent (the "Transfer Agent"), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent after 12:00 noon (Eastern time) and prior to the close of the NYSE, the shareholder will receive the dividend declared on the following day even if Bankers Trust, as the BT Investment Funds' custodian (the "Custodian"), receives federal funds on that day. If the purchase order is received prior to 12:00 noon, the shareholder will receive that Valuation Day's dividend. BT Investment Funds and Transfer Agent reserve the right to reject any purchase order. If the market for the primary investments in a Fund closes early, the Fund will cease taking purchase orders at that time.

Another mutual fund investing in the corresponding Portfolio may accept purchase orders up until a time later than 12:00 noon, Eastern time. Such orders, when transmitted to and executed by the Portfolio, may have an impact on the Fund's performance.

Each Trust accepts purchase orders for shares of each Fund at the NAV per share next determined on each Valuation Day. The minimum initial and subsequent investment amounts are set forth below. The minimum initial investment in each Fund may be allocated in amounts not less than $100,000 per fund in certain funds in the Deutsche Asset Management Family of Funds. Service Agents may impose initial and subsequent investment minimums that differ from these amounts. Shares of the Fund may be purchased in only those states where they may be lawfully sold.

Purchase orders for shares of each Fund will receive, on any Valuation Day, the NAV next determined following receipt by the Service Agent and transmission to Bankers Trust, as BT Institutional Funds' Transfer Agent (the "Transfer Agent") of such order. If the purchase order for shares of the Treasury Money Institutional is received by the Service Agent and transmitted to the Transfer Agent prior to 2:00 p.m. (Eastern time), and if payment in the form of federal funds is received on that day by Bankers Trust, as BT Institutional Funds' custodian (the "Custodian"), the shareholder will receive the dividend declared on that day. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent after 2:00 p.m. (Eastern time), the shareholder will receive the dividend declared on the following day even if the Custodian receives federal funds on that day. If the purchase order for shares of the Cash Management Institutional is received by the Service Agent and transmitted to the Transfer Agent prior to 4:00 p.m. (Eastern time), and if payment in the form of federal funds is received on that day by the Custodian, the shareholder will receive the dividend declared on that day. BT Institutional Funds and the Transfer Agent reserve the right to reject any purchase order.

Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to the Custodian purchase payments by the following business day (trade date + 1) after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account held with Bankers Trust to settle transactions with the Fund without incurring the additional costs or delays associated with the wiring of federal funds.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.

If you have money invested in a fund in the BT Family of Funds, you can:

 . Mail an account application with a check, . Wire money into your account, . Open an account by exchanging from another fund in the BT Family of Funds, or . Contact your Service Agent or Investment Professional.

                             Redemption of Shares

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

The Trust may suspend the right of redemption or postpone the date of payment for shares of the Fund during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

To sell shares in a retirement account, your request must be made in writing, except for exchanges to other eligible funds in the Deutsche Asset Management Family of Funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the Deutsche Asset Management Service Center at 1-800-730-1313.

If you are selling some but not all of your non-retirement account shares, leave at least $1,000 worth of shares in the account to keep it open.

Certain requests must include a signature guarantee to protect you and Bankers Trust from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

 .  Your account registration has changed within the last 30 days,

 .  The check is being mailed to a different address than the one on your account
   (record address),

 .  The check is being made payable to someone other than the account owner,

 . The redemption proceeds are being transferred to a BT account with a different registration, or

 . You wish to have redemption proceeds wired to a non-predesignated bank account.

A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

For Trust accounts, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not on the account registration, provide a copy of the trust document certified within the last 60 days.

For a Business or Organization account, at least one person authorized by corporate resolution to act on the account must sign the letter.

Each Fund and Portfolio reserve the right to redeem all of its shares, if the Board of Trustees votes to liquidate the Fund and/or portfolio.

                    MANAGEMENT OF THE TRUSTs AND PORTFOLIOS

The Trusts and the Portfolios are governed by their respective Boards of Trustees which are responsible for protecting the interests of investors. By virtue of the responsibilities assumed by Bankers Trust, the administrator of the Trusts and the Portfolios, neither the Trusts nor the Portfolios require employees other than their executive officers. None of the executive officers of the Trusts or the Portfolios devotes full time to the affairs of the Trusts or the Portfolios.

A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of each Trust or Portfolio, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of such Trust and Portfolio.

Each Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds or Portfolios they represent. In addition, the Trustees review contractual arrangements with companies that provide services to the Funds/Portfolios and review the Funds' performance.

The Trustees and officers of the Trusts and Portfolios their birthdates, their principal occupations during the past five years, and addresses are set forth below. Their titles may have varied during that period.



                     Trustees of the Trusts and Portfolios

CHARLES P. BIGGAR (birth date: October 13, 1930) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; formerly Vice President, International Business Machines ("IBM") and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL (birth date: March 28, 1930) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; formerly Partner, KPMG Peat Marwick; Director, Vintners International Company Inc.; Director, Coutts (U.S.A.) International; Trustee, Phoenix Zweig Series Trust; Trustee, Phoenix Euclid Market Neutral Fund; Director, Coutts Trust Holdings Ltd., Director, Coutts Group; General Partner, Pemco2. His address is 5070 North Ocean Drive, Singer Island, Florida 33404.


MARTIN J. GRUBER (birth date: July 15, 1937) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, TIAA2; Director, S.G. Cowen Mutual Funds2; Director, Japan Equity Fund, Inc.2; Director, Taiwan Equity Fund, Inc.2 His address is 229 South Irving Street, Ridgewood, New Jersey 07450.

RICHARD HALE* (birth date: July 17, 1945) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Managing Director, Deutsche Asset Management; Director, Flag Investors Funds; Managing Director, Deutsche Banc Alex. Brown Incorporated; Director and President, Investment Company Capital Corp. His address is 205 Woodbrook Lane, Baltimore, Maryland 21202.

RICHARD J. HERRING (birth date: February 18, 1946) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since 1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.

BRUCE E. LANGTON (birth date: May 10, 1931) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; formerly Assistant Treasurer of IBM Corporation (until 1986); Trustee and Member, Investment

----------------------

1 The "Fund Complex" consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

2  An investment company registered under the 1940 Act

Operations Committee, Allmerica Financial Mutual
Funds (1992-present) Member, Investment Committee, Unilever U.S. Pension and Thrift Plans (1989 to present) Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to present)2. His address is 99 Jordan Lane, Stamford, Connecticut 06903.

PHILIP SAUNDERS, JR. (birth date: October 11, 1935) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Principal, Philip Saunders Associates (Economic and Financial Consultant); former Director, Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is Philip Saunders Associates, 445 Glen Road, Weston, Massachusetts 02493.

HARRY VAN BENSCHOTEN (birth date: February 18, 1928) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; Corporate Vice President, Newmont Mining Corporation (prior to
1987); Director, Canada Life Insurance Corporation of New York (since 1987).
His address is 6581 Ridgewood Drive, Naples, Florida  34108.

* "Interested Person" within the meaning of Section 2(a)(19) of the Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank A.G. and its affiliates.

The Board has an Audit Committee that meets with the Trust's and the Portfolio Trust's independent accountants to review the financial statements of the Trust and Portfolio Trust, the adequacy of internal controls and the accounting procedures and policies of the Trust and Portfolio Trust. Each member of the Board except Mr. Hale is a member of the Audit Committee.

                 Officers of the Trust and the Portfolio Trust

DANIEL O. HIRSCH (birth date: March 27, 1954) -- Secretary of the Trust and Portfolio Trust; Director, Deutsche Banc Alex. Brown Incorporated and Investment Company Capital Corp. since July 1998; Assistant General Counsel, Office of the General Counsel, United States Securities and Exchange Commission from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

JOHN A. KEFFER (birth date: July 14, 1942) -- President and Chief Executive Officer of the Trust and Portfolio Trust; President, Forum Financial Group L.L.C. and its affiliates;

-----------------------

3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

President, ICC Distributors, Inc. His address is ICC Distributors, Inc., Two Portland Square, Portland, Maine 04101.

CHARLES A. RIZZO (birth date: August 5, 1957) Treasurer of the Trust and Portfolio Trust; Director and Department Head, Deutsche Asset Management since 1998; Senior Manager, PricewaterhouseCoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, MD 21202.

Messrs. Hirsch, Keffer and Rizzo also hold similar positions for other investment companies for which ICC Distributors, or an affiliate serves as the principal underwriter.

No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trusts or the Portfolios. No director, officer or employee of ICC Distributors, Inc. or any of its affiliates will receive any compensation from the Trusts or any Portfolios for serving as an officer or Trustee of the Trusts or the Portfolios.



                         Trustee Compensation Table

--------------------

4 Underwriter/distributor for the Trust. Mr. Keffer owns 100% of the shares of ICC Distributors, Inc.

----------------------------------------------------------------------------------------------------------
                                   Aggregate             Aggregate
                                   Compensation          Compensation      Aggregate       Total
Trustee                            from BT               from              Compensation    Compensation
                                   Investment            Institutional     From            Fund
                                   Funds*                Funds+            Portfolios**    Complex***
----------------------------------------------------------------------------------------------------------
Charles P. Biggar                  $ 3,050               $11,475             $4,941        $43,750
----------------------------------------------------------------------------------------------------------
S. Leland Dill                     $16,417               $ 1,699             $4,297        $43,750
----------------------------------------------------------------------------------------------------------
Martin Gruber                      $ 2,972               $ 1,699             $  849        $45,000
----------------------------------------------------------------------------------------------------------
Richard J. Herring                 $ 2,642               $27,062             $  755        $43,750
----------------------------------------------------------------------------------------------------------
Kelvin Lancaster                   $12,617               N/A                 N/A           $18,750
----------------------------------------------------------------------------------------------------------
Bruce E. Langton                   $ 2,972               $26,289             $  849        $43,750
----------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.               $16,924               $ 1,698             $1,120        $45,000
----------------------------------------------------------------------------------------------------------
Harry Van Benschoten               $ 3,050               $11,475             $4,432        $45,000
----------------------------------------------------------------------------------------------------------


* The information provided is for the BT Investment Funds, which is comprised of 16 funds, for the year ended December 31, 1999.

+ The information provided is for the BT Institutional Funds which is comprised of 9 funds, for the year ended December 31, 1999.

** The information provided is for Cash Management Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, and Treasury Money Portfolio for the Portfolios' most recent fiscal year ended December 31, 1999.

*** Aggregated information is furnished for the Deutsche Asset Management Family of Funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio and Capital Appreciation Portfolio for the year ended December 31, 1999.

Bankers Trust reimbursed the Funds and Portfolios for a portion of their Trustees fees for the period above. See "Investment Adviser" and "Administrator" below.

As of March 31, 2000, the Trustees and officers of the Trust and the Portfolios owned in the aggregate less than 1% of the shares of any Fund or of the Trust (all series taken together).

As of March 31, 2000, the following shareholders of record owned 5% or more of the outstanding shares of Cash Management Investment: Private Bank Sweep Custody Linda Anderson, 1 BT Plaza, 17th Floor, New York, NY 10015 (54.872%). Private Bank Sweep

Investment Advisory Linda Anderson, 1 BT Plaza 17th Floor, New York,
NY 10015 (30.660%). Circuit City Credit Card, 99540 Maryland Drive, Richmond VA 23233 (8.382%).

As of March 31, 2000, the following shareholders of record owned 5% or more of the outstanding shares of Tax Free Money Investment: Private Bank Sweep, Custody, New York, NY (65.878%); Private Bank Sweep, Investment Advisory, New York, NY (23.641%).

As of March 31, 2000, the following shareholders of record owned 5% or more of the outstanding shares of NY Tax Free Money Investment: Private Bank Sweep, Investment Advisory, New York, NY (39.977%); Private Bank Sweep, Custody, New York, NY (30.917%);

As of March 31, 2000, the following shareholders of record owned 5% or more of the outstanding shares of the Cash Management Institutional: Providian MT Ser 1995-1 Principal Funding Acct. Trust, 201 Mission Street, San Francisco, CA 94105-1831 (10.322%); Private Bank Sweep Custody-Institutional Cash Mgmt., 1 BT Plaza 17th Floor, New York, NY 10006 (6.999%); First Deposit Master Trust, 88 Kearny Street, San Francisco, CA 94105-5530 (6.471%). Private Bank Sweep, Investment Advisory, Institutional Cash Management, 1 BT Plaza, New York, NY 10006 (5.981%).

As of March 31, 2000, the following shareholders of record owned 5% or more of the outstanding shares of Treasury Money Institutional: Apex/AFS Escrow, Attn:
Bill Shaub, 4825 Higbee Ave. NW, Canton, OH 44718-2597 (20.108%); Conn Light & Power, Property Proceeds, Bankers Trust Company, 4 Albany Street, New York, NY 10006-1502. (12.874%); Mill Creek Holdings LTD, C/O Crow Holdings, Attn:
Financial Reporting, 2100 McKinney Avenue Suite 700, Dallas, TX 75201-1803 (5.868%).


                                Code of Ethics

The Board of Trustees of each Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Funds' Code of Ethics permits Fund personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Funds' Code of Ethics provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security. The Funds' Code of Ethics also prohibits short term trading profits and personal investment in initial public offerings. The Code requires prior approval with respect to purchases of securities in private placements.


Each Fund's adviser, Bankers Trust, has also adopted a Code of Ethics. The Code of Ethics allows personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements and other restrictions including "blackout periods" and minimum holding periods, subject to limited exceptions. The Code prohibits purchases of securities in initial public offerings (the prohibition is limited to U.S. public offerings) and requires prior approval for purchases of securities in private placements.

Each Fund's principal underwriter, ICC Distributors, Inc.("ICC"), has adopted a Code of Ethics applicable to ICC's distribution services to registered investment companies such as the Fund. The distributor's Code of Ethics prohibits access persons and investment personnel from executing personal trades on a day during which the individual knows or should have known that a Fund has a pending "buy" or "sell" order in the same security, subject to certain exceptions. In addition, investment personnel are prohibited from executing personal trades during a "blackout period" surrounding trades by funds for which such investment personnel make investment recommendations, subject to certain exceptions. The distributor's Code of Ethics also requires investment personnel to obtain pre-clearance for purchases of securities in an initial public offering or private placement.

                              Investment Adviser

The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of each of its Funds by investing all the assets of the Fund in the Portfolio. The Portfolio has retained the services of Bankers Trust as Adviser.

Bankers Trust is a wholly owned subsidiary of Deutsche Bank A.G.("Deutsche Bank"). Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased, Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates, In making investment recommendations for the Portfolio, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase of sale by the Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates, Also, in dealing with its customers, Bankers Trust, its parent , subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

Bankers Trust, subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with brokers, dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of Bankers Trust.

For the fiscal years ended December 31, 1999, 1998 and 1997, Bankers Trust earned $10,613,250, $8,019,093 and $6,544,181, respectively, as compensation for investment advisory services provided to Cash Management Portfolio. During the same periods, Bankers Trust reimbursed $1,445,608, $1,151,727 and $940,530, respectively, to Cash Management Portfolio to cover expenses.

For the fiscal years ended December 31, 1999, 1998 and 1997, Bankers Trust earned $219,330, $250,537 and $205,614, respectively, as compensation for investment advisory services provided to Tax Free Money Portfolio. During the same periods, Bankers Trust reimbursed $28,298, $60,545 and $37,359, respectively, to Tax Free Money Portfolio to cover expenses.

For the fiscal years ended December 31, 1999, 1998 and 1997, Bankers Trust earned $47,758, $128,675 and $141,157, respectively, as compensation for investment advisory services provided to NY Tax Free Money Portfolio. During the same periods, Bankers Trust reimbursed $34,455, $38,835 and $29,305, respectively, to NY Tax Free Money Portfolio to cover expenses.

For the fiscal years ended December 31, 1999, 1998 and 1997, Bankers Trust earned $3,225,042, $3,666,082 and $3,067,422, respectively, in compensation for investment advisory services provided to Treasury Money Portfolio. During the same periods, Bankers Trust reimbursed $90,240, $52,678 and $60,612, respectively, to Treasury Money Portfolio to cover expenses.

The Fund's prospectus contains disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees, including waivers thereof. Bankers Trust may not recoup any of its waived investment advisory or administration and services fees.

                                 Administrator

Under its Administration and Services Agreements with the Trusts, the Adviser calculates the net asset value of the Fund and generally assists the Board of Trustees of the Trusts in all aspects of the administration and operation of the Trusts. The Administration and Services Agreements provides for each Trust to pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 0.55% of the average daily net assets of Cash Management Investment, Tax Free Money Investment and NY Tax Free Money Investment, and 0.05% of the average daily net assets of Cash Management Institutional and Treasury Money Institutional.

Under Administration and Services Agreements with each Portfolio, the Adviser calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreements provides for each Portfolio to pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 0.05% of the Portfolio's average daily net assets. Under the Administration and Services Agreements, the Adviser may delegate one or more of its responsibilities to others, including affiliates of ICC Distributors, at the Adviser's expense.

Under the Administration and Services Agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the respective Board of Trustees of the Trust and each Portfolio reasonably deems necessary for the proper administration of the Trust and each Portfolio. Bankers Trust will generally assist in all aspects of the Funds' and Portfolios' operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents of the Trust or the Portfolios), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Trust's and each Portfolio's Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate the net asset value, net income and realized capital gains or losses of the Trust; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services.

For the fiscal years ended December 31, 1999, 1998 and 1997, Bankers Trust earned compensation of $1,492,037, $884,771 and $717,130, respectively, for administrative and other services provided to the Cash Management Investment and reimbursed $17,602, $61,113 and $12,060, respectively, to the Cash Management Investment to cover expenses.

For the fiscal years ended December 31, 1999, 1998 and 1997, Bankers Trust earned $802,566, $915,978 and $752,445, respectively, for administrative and other services provided to the Tax Free Money Investment and reimbursed $42,550, $60,384 and $37,359, respectively, to the Tax Free Money Investment to cover expenses.

For the fiscal years ended December 31, 1999, 1998 and 1997, Bankers Trust earned compensation of $472,960, $470,872 and $516,579, respectively, for administrative and other services provided to the NY Tax Free Money Investment and reimbursed $44,277, $45,394 and $29,632, respectively, to the NY Tax Free Money Investment to cover expenses.

For the fiscal years ended December 31, 1999, 1998 and 1997, Bankers Trust earned $1,492,037, $1,143,625 and $931,345, respectively, in compensation for administrative and other services provided to Cash Management Institutional. During the same periods, Bankers Trust reimbursed $223,080, $201,937 and $108,093, respectively, to the Cash Management Institutional to cover expenses.


For the fiscal years ended December 31, 1999, 1998 and 1997, Bankers Trust earned $861,715, $1,034,694 and $819,884, respectively, in compensation for administrative and other services provided to Treasury Money Institutional. During the same periods, Bankers Trust reimbursed $147,342, $98,990 and $356,801, respectively, to Treasury Money Institutional to cover expenses.

For the fiscal years ended December 31, 1999, 1998 and 1997, Bankers Trust earned compensation of $3,539,131, $2,673,031 and $2,181,394, respectively, for administrative and other services provided to the Cash Management Portfolio.

For the fiscal years ended December 31, 1999, 1998 and 1997, Bankers Trust earned $78,598, $83,512 and $68,538, respectively, for administrative and other services provided to Tax Free Money Portfolio.

For the fiscal years ended December 31, 1999, 1998 and 1997, Bankers Trust earned $127,794, $42,892 and $47,052, respectively, for administrative and other services provided to the NY Tax Free Money Portfolio.

For the fiscal years ended December 31, 1999, 1998 and 1997, Bankers Trust earned compensation of $1,075,014, $1,222,027 and $1,022,474, respectively, for administrative and other services provided to the Treasury Money Portfolio.

                                  Distributor

ICC Distributors is the principal distributor for shares of the Fund. ICC Distributors is a registered broker/dealer and is unaffiliated with Bankers Trust. The principal business address of ICC Distributors is Two Portland Square, Portland, Maine 04101.

                                 Service Agent

The Adviser acts as a Service Agent pursuant to its Administration and Services Agreements with the Trusts and receives no additional compensation from the Funds for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by the Adviser from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trusts, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trusts executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreements with the Adviser, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.


                         Custodian and Transfer Agent

Bankers Trust, 130 Liberty Street, (One Bankers Trust Plaza), New York, New York 10006, serves as custodian and transfer agent for the Trust and as custodian for each Portfolio pursuant to the Administration and Services Agreements discussed above. As custodian, Bankers Trust holds the Funds' and each Portfolio's assets. For such services, Bankers Trust receives monthly fees from each Fund and Portfolio, which are included in the administrative services fees discussed above. As transfer agent for the Trust, Bankers Trust maintains the shareholder account records for each Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. Bankers Trust is also reimbursed by the Funds for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

                                   Expenses

Each Fund bears its own expenses. Operating expenses for each Fund generally consist of all costs not specifically borne by the Adviser or ICC Distributors, including administration and services fees, fees for necessary professional services, amortization of organizational expenses and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. Each Portfolio bears its own expenses. Operating expenses for each Portfolio generally consist of all costs not specifically borne by the Adviser or ICC Distributors, including investment advisory and administration and service fees, fees for necessary professional services, amortization of organizational expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

                                  Use of Name

The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment adviser. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

                          Banking Regulatory Matters

Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Portfolios contemplated by the Advisory Agreements and other activities for the Trust and the Portfolios described in the Prospectus and this SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust or the Portfolios. If the circumstances described above should change, the Trust's Board of Trustees would review the Trust's relationship with Bankers Trust and consider taking all actions necessary in the circumstances.

                      Counsel and Independent Accountants

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, serves as Counsel to the Trust and from time to time provides certain legal services to Bankers Trust. PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, Maryland 21201 has been selected as Independent Accountants for the Trust.

                          ORGANIZATION OF THE TRUSTS

The Trust was organized on July 21, 1986 and the Institutional Trust was organized on March 26, 1990 under the laws of the Commonwealth of Massachusetts. Each Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. Each Fund is a separate series of the respective Trust. Each Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The interests in each Portfolio are divided into separate series, no series of which has any preference over any other series. The shares of each series participate equally in the earnings, dividends and assets of the particular series. The shares of the other series of the Trusts are offered through separate prospectuses and statements of additional information. The Trusts may create and issue additional series of shares. Each Trust's Declaration of Trust permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a series. Each share represents an equal proportionate interest in a series with each other share. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. No series of shares has any preference over any other series.

Each Trust is an entity commonly known as a "Massachusetts business trust." Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trusts. However, each Declaration of Trust disclaims shareholder liability for acts or obligations of such Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or a Trustee. Each Declaration of Trust provides for indemnification from such Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations, a possibility that each Trust believes is remote. Upon payment of any liability incurred by a Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of each Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trusts.

Each of the Cash Management Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio and Treasury Money Portfolio was organized as a trust under the laws of the State of New York. Each Portfolio's Declaration of Trust provides that each Fund and other entities investing in a Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of each Trust believe that neither a Fund nor its shareholders will be adversely affected by reason of the Funds' investing in the corresponding Portfolio.

The Trusts are not required to hold annual meetings of shareholders but will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees without a meeting. When matters are submitted for shareholder vote, shareholders of a Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of the Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of a Fund are not entitled to vote on Trust matters that do not affect the Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of such Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

Shares of the Trusts do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees. Upon liquidation of a Fund, shareholders of that Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Each series in a Trust will not be involved in any vote involving a Portfolio in which it does not invest its assets. Shareholders of all of the series of a Trust will, however, vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

The series of each Portfolio will vote separately or together in the same manner as the series of the Trust. Under certain circumstances, the investors in one or more series could control the outcome of these votes.

Whenever a Trust is requested to vote on a matter pertaining to a Portfolio, the Trust will vote its shares without a meeting of shareholders of the corresponding Fund if the proposal is one, if which made with respect to the Fund, would not require the vote of shareholders of the Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, a Trust will hold a meeting of shareholders of the Fund and, at the meeting of investors in the Portfolio, the Trust will cast all of its votes in the same proportion as the votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership of the Portfolio could have effective voting control of the operations of the Portfolio.

As of March 31, 2000, the following shareholders of record owned 25% or more of the voting securities of the Cash Management Investment and, therefore, may, for certain purposes, be deemed to control and be able to affect the outcome of certain matters presented for a vote of its shareholders: Private Bank Sweep, Custody Attn. Linda Anderson 1 BT Plaza 17th Floor, New York, NY 10015 (54.872%); Private Bank Sweep Investment Advisory Linda Anderson, 1 BT Plaza, 17th Floor, New York, NY 10015 (30.660%).

As of March 31, 2000, the following shareholders of record owned 25% or more of the voting securities of the Tax Free Money Investment and, therefore, may, for certain purposes, be deemed to control and be able to affect the outcome of certain matters presented for a vote of its shareholders: Private Bank Sweep, Custody, New York, NY (65.878%).

As of March 31, 2000, the following shareholders of record owned 25% or more of the voting securities of the NY Tax Free Money Investment, and, therefore, may, for certain purposes, be deemed to control and be able to affect the outcome of certain matters presented for a vote of its shareholders: Private Bank Sweep, Investment Advisory, New York, NY (39.977%); Private Bank Sweep, Custody, New York, NY (30.917%);

As of March 31, 2000, no shareholders of record owned 25% or more of the voting securities of the Cash Management Institutional, and, therefore, are not deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders.

As of March 31, 2000, no shareholders of record owned 25% or more of the voting securities of the Treasury Money Institutional, and, therefore, are not deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders.

BT Investment Funds was organized under the name BT Tax-Free Investment Trust and assumed its current name on May 16, 1988.

                              DIVIDENDS AND TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations.

                                   Dividends

Each Fund declares dividends from its net income daily and pays the dividends monthly. Each Fund reserves the right to include realized short-term gains, if any, in such daily dividends. Distributions of each Fund's pro rata share of the corresponding Portfolio's net realized long-term capital gains, if any, and any undistributed net realized short-term capital gains are normally declared and paid annually at the end of the fiscal year in which they were earned to the extent they are not offset by any capital loss carryforwards. Unless a shareholder instructs a Trust to pay dividends or capital gains distributions in cash, dividends and distributions will automatically be reinvested at NAV in additional shares of the Fund that paid the dividend or distribution.

                  Taxation of the Funds and Their Investments

Each Fund intends to continue to qualify as a separate regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Provided that each Fund is a regulated investment company, each Fund will not be liable for Federal income taxes to the extent all of its taxable net investment income and net realized long-and short-term capital gains, if any, are distributed to its shareholders. Although the Trusts expect the Funds to be relieved of all or substantially all Federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located or in which they are otherwise deemed to be conducting business, that portion of a Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by a Fund would reduce the amount of income and gains available for distribution to its shareholders.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

The Portfolios are not subject to the Federal income taxation. Instead, the Fund and other investors investing in a Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio. Each Portfolio determines its net income and realized capital gains, if any, on each Valuation Day and allocates all such income and gain pro rata among the corresponding Fund and the other investors in that Portfolio at the time of such determination.

                           Taxation of Shareholders

As described above: (i) the Cash Management Investment and the Treasury Money Fund are designed to provide investors with current income; (ii) the Tax Free Money Investment is designed to provide investors with current income excluded from gross income for Federal income tax purposes and (iii) the NY Tax Free Money Investment is designed to provide investors with current income excluded from gross income for Federal income tax purposes and exempt from New York State and New York City personal income taxes. The Funds are not intended to constitute balanced investment programs and are not designed for investors seeking capital gains, maximum income or maximum tax-exempt income irrespective of fluctuations in principal. Investment in the Tax Free Money Fund or the NY Tax Free Money Fund would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts since such investors would not gain any additional tax benefit from the receipt of tax-exempt income.

Distributions of net realized long-term capital gains ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year. Dividends paid by the Fund from its taxable net investment income and distributions by the Fund of its net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. Each Fund's dividends and distributions will not qualify for the dividends-received deduction for corporations.

Shareholders should consult their tax advisers to assess the consequences of investing in a Fund under state and local laws and to determine whether dividends paid by a Fund that represent interest derived from U.S. Government Obligations are exempt from any applicable state or local income taxes.

Exempt-interest dividends may be excluded by shareholders of a Fund from their gross income for federal income tax purposes. Because the Tax Free Money Investment and the NY Tax Free Money Investment will distribute exempt-interest dividends, all or a portion of any interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds will not be deductible for Federal income and New York State and New York City personal income tax purposes. In addition, the Code may require a shareholder of these Funds, if he receives exempt-interest dividends, to treat as taxable income a portion of certain otherwise nontaxable social security and railroad retirement benefit payments. Furthermore, that portion of any exempt-interest dividend paid by one of these Funds which represents income from private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds, or a "related person" thereof. Moreover, as noted in the Prospectus for these Funds, some or all of a Fund's dividends and distributions may be specific preference items, or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes. In addition, the receipt of Fund dividends and distributions may affect a foreign corporate shareholder's Federal "branch profits" tax liability and a Subchapter S corporate shareholder's Federal "excess net passive income" tax liability. Shareholders should consult their own tax advisers as to whether they are (i) "substantial users" with respect to a facility or "related" to such users within the meaning of the Code and (ii) subject to a Federal alternative minimum tax, the Federal "branch profits" tax or the Federal "excess net passive income" tax.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% backup withholding tax with respect to any taxable dividends and distributions. An individual's taxpayer identification number is his or her social security number. The 31% backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

Shareholders should consult their tax advisers as to any state and local taxes that may apply to these dividends and distributions.

Statements as to the tax status of each shareholder's dividends and distributions, if any, are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the end of a Fund's prior taxable year as to the federal income tax status of his or her dividends and distributions which were received from that Fund during that year. Each Tax Free Money Investment and NY Tax Free Money Investment shareholder will receive after the close of the calendar year an annual statement as to the Federal income (and, in the case of the NY Tax Free Money Investment, New York State and City) personal income tax status of his dividends and distributions from the Fund for the prior calendar year. These statements will also designate the amount of exempt-interest dividends that is a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes. The dollar amount of dividends excluded from Federal income taxation or exempt from New York State and City personal income taxation, and the dollar amount subject to such income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in a Fund. To the extent that the Funds earn taxable net investment income, each of the Funds intends to designate as taxable dividends the same percentage of each day's dividend as its taxable net investment income bears to its total net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.

                            PERFORMANCE INFORMATION

From time to time, the Trust may advertise "current yield," "effective yield" and/or "tax equivalent yield" for a Fund. All yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized;" that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The "tax equivalent yield" demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to a Fund's tax free yield. It is calculated by increasing the yield shown for the Fund to the extent necessary to reflect the payment of specified tax rates. The Trust may include this information in sales material and advertisements for a Fund.

Yield is a function of the quality, composition and maturity of the securities held by the corresponding Portfolio and operating expenses of a Fund and the corresponding Portfolio. In particular, a Fund's yield will rise and fall with short-term interest rates, which can change frequently and sharply. In periods of rising interest rates, the yield of a Fund will tend to be somewhat lower than the prevailing market rates, and in periods of declining interest rates, the yield will tend to be somewhat higher. In addition, when interest rates are rising, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested by the corresponding Portfolio in instruments producing higher yields than the balance of that Portfolio's securities, thereby increasing the current yield of the Fund. In periods of falling interest rates, the opposite can be expected to occur. Accordingly, yields will fluctuate and do not necessarily indicate future results. While yield information may be useful in reviewing the performance of a Fund, it may not provide a basis for comparison with bank deposits, other fixed rate investments, or other investment companies that may use a different method of calculating yield. Any fees charged by Service Agents for processing purchase and/or redemption transactions will effectively reduce the yield for those shareholders.

From time to time, advertisements or reports to shareholders may compare the yield of a Fund to that of other mutual funds with similar investment objectives or to that of a particular index. The yield of the Cash Management Investment might be compared with, for example, the IBC First Tier All Taxable Money Fund Average, that of the Treasury Money Fund might be compared with IBC U.S. Treasury and Repo All Taxable Money Fund Average, and that of Tax Free Money Investment and the NY Tax Free Money Investment might be compared with IBC State Specific All Tax Free Money Investmetn Average and IBC Stockbroker and General Purpose All Tax Free Money Investment Average, which are averages compiled by IBC Money Fund Report, a widely recognized, independent publication that monitors the performance of money market mutual funds. Similarly, the yield of a Fund might be compared with rankings prepared by Micropal Limited and/or Lipper Analytical Services, Inc., which are widely recognized, independent services that monitor the investment performance of mutual funds. The yield of a Fund might also be compared without the average yield reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan areas. Shareholders may make inquiries regarding the Funds, including current yield quotations and performance information, by contacting any Service Agent.

Shareholders will receive financial reports semi-annually that include listings of investment securities held by a Fund's corresponding Portfolio at those dates. Annual reports are audited by independent accountants.

From time to time a Fund may quote its performance in terms of "current yield," "effective yield" or "tax equivalent yield" in reports or other communications to shareholders or in advertising material.

The effective yield is an annualized yield based on a compounding of the unannualized base period return. These yields are each computed in accordance with a standard method prescribed by the rules of the SEC, by first determining the "net change in account value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period (the "beginning account value"). The net change in account value equals the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The unannualized "base period return" equals the net change in account value divided by the beginning account value. Realized gains or losses or changes in unrealized appreciation or depreciation are not taken into account in determining the net change in account value. The tax equivalent yields of the Tax Free Money Investment and the NY Tax Free Money Investment are computed by dividing the portion of a Fund's yield which is tax exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax exempt.

The yields are then calculated as follows:

Base Period Return            =   Net Change in Account Value
                                  ---------------------------
                                  Beginning Account Value

Current Yield                 =   Base Period Return x 365/7

Effective Yield               =   [(1 + Base Period Return)365/7] - 1

Tax Equivalent Yield          =   Current Yield
                                  -------------

                                  (1 - Tax Rate)

The following table sets forth various measures of the performance for each of the Funds for the seven days ended December 31, 1999.


                            Cash            Tax Free Money    NY Tax Free Money    Cash  Management    Treasury  Money
                    ManagementInvestment     investment *       investment **       Institutional       Institutional


Current Yield             5.21%                3.50%                3.49%               5.73%              4.64%
Effective Yield           5.16%                3.56%                3.56%               5.90%              4.75%
Tax Equivalent              N/A                5.07%                5.72%                 N/A                N/A
Yield

___________________________

*    Assumes a maximum Federal rate of 31%.
** Assumes a maximum combined Federal, New York State and New York City tax rate of 39%


                             FINANCIAL STATEMENTS

The financial statements for the Funds and the Portfolios for the fiscal year ended December 31, 1999, are incorporated herein by reference to the Funds' Annual Report dated December 31, 1999. A copy of the Funds' Annual Report may be obtained without charge by contacting the Service Center at 1-800-730-1313.

                                   APPENDIX

DESCRIPTION OF RATINGS

Description of S&P corporate bond ratings:
AAA - Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

Description of Moody's corporate bond ratings:
Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Fitch IBCA, Inc. ("Fitch") corporate bond ratings:
AAA--Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA--Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.

Description of Duff & Phelps' corporate bond ratings:
AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury Funds.

AA+, AA, AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Description of S&P's municipal bond ratings:
AAA--Prime--These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds--In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds--Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA--High Grade--The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Description of Moody's municipal bond ratings:
Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's may apply the numerical modifier 1 in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

Description of S&P municipal note ratings:

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

Description of Moody's municipal note ratings:
Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG-1/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

Description of S&P commercial paper ratings:

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.

Description of Moody's commercial paper ratings:
The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

Description of Fitch commercial paper ratings:
F1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

Description of Duff & Phelps' commercial paper ratings:
Duff 1+--Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Description of Thompson Bank Watch Short-Term Ratings:
T-1--The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

T-2--The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

T-3--The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

T-4--The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

Description of Thompson BankWatch Long-Term Ratings:
AAA--The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA--The second-highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A--The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "a" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB--The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment Grade
(Issues regarded as having speculative characteristics in the likelihood of timely repayment of principal and interest.)

BB--While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B--Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

CCC--Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC--"CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

D--Default

These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

Ratings in the Long-Term Debt categories may include a plus (+) or Minus (-) designation, which indicates where within the respective category the issue is placed.

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  APRIL 30, 2000


Investment Adviser of the Portfolio
Administrator of the Fund and Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, NY  10006

Distributor
ICC DISTRIBUTORS, INC.

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, NY  10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD  21201

Counsel
WILLKIE FARR & GALLAGHER LLP
787 Seventh Avenue
New York, NY  10019

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, its Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

Cusip #055922108
Cusip #055922306
Cusip #055922207
Cusip #055924104
Cusip #055924203
COMBMONSAI  (0/00)

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  April 30, 2000
BT Investment Funds

Treasury Money Investment

BT Investment Funds (the "Trust") is an open-end management investment company that offers investors a selection of investment portfolios, each having distinct investment objectives and policies. This Statement of Additional Information relates to Treasury Money Investment (the "Fund"). The Fund is a separate series of the Trust.

The Fund's investment objective is to seek a high level of current income consistent with liquidity and the preservation of capital. The Trust seeks to achieve the investment objective of the Fund by investing all the investable assets of the Fund in the Treasury Money Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio is a series of BT Investment Portfolios.

Shares of the Fund are sold by ICC Distributors, Inc. ("ICC Distributors"), the Trust's distributor (the "Distributor"), to clients and customers (including affiliates and correspondents) of Bankers Trust Company ("Bankers Trust"), the Portfolio's investment adviser ("Adviser"), and to clients and customers of other organizations.

The Fund's Prospectus, dated April 30, 2000, provides the basic information investors should know before investing. This Statement of Additional Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Fund's Prospectus. You may request a copy of the Prospectus or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trust at the telephone number listed below or by contacting any Bankers Trust service agent ("Service Agent"). This SAI is not an offer of any Fund for which an investor has not received a Prospectus. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Fund's Prospectus. The financial statements for the Fund and the Portfolio for the fiscal year ended December 31, 1999, are incorporated herein by reference to the Annual Report to shareholders for the Fund and Portfolio dated December 31, 1999. A copy of the Fund's and the Portfolio's Annual Report may be obtained without charge by calling the Fund at the telephone number listed below.


                             BANKERS TRUST COMPANY
                      Investment Adviser of the Portfolio
                    Administrator of the Fund and Portfolio

                             ICC DISTRIBUTORS, INC.

       Distributor
                               1-800-730-1313

                                TABLE OF CONTENTS
                                                                    PAGE
                                                                    ----

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS.......................1
       Investment Objective...........................................1
       Investment Policies............................................1
       Additional Risk Factors........................................2
       Investment Restrictions........................................4
       Portfolio Turnover.............................................8
       Portfolio Transactions.........................................8

NET ASSET VALUE.......................................................9

PURCHASE AND REDEMPTION INFORMATION..................................10
       Purchase of Shares............................................10
       Redemption of Shares..........................................11

MANAGEMENT OF THE TRUST AND PORTFOLIO................................12
       Trustees of the Portfolio.....................................11
       Officers of the Trust and the Portfolio.......................13
       Investment Adviser...........................................165
       Administrator.................................................19
       Distributor...................................................21
       Service Agent.................................................21
       Custodian and Transfer Agent..................................18
       Expenses......................................................18
       Use of Name...................................................18
       Banking Regulatory Matters....................................23
       Counsel and Independent Accountants...........................19

ORGANIZATION OF THE TRUST............................................19

DIVIDENDS, DISTRIBUTIONS AND TAXES...................................20

PERFORMANCE INFORMATION..............................................22

FINANCIAL STATEMENTS.................................................23

APPENDIX.............................................................24

                INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                              Investment Objective

The Fund seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a portfolio of direct obligations of the U.S. Treasury and repurchase agreements collateralized by such obligations. There can, of course, be no assurance that the Fund will achieve its investment objective.

                              Investment Policies

Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio.

U.S. Government Obligations. The Portfolio may invest in direct obligations issued by the U.S. Treasury including Treasury bills, notes and bonds ("U.S. Government Obligations"). Such U.S. Government Obligations are supported by the "full faith and credit" of the U.S. government. While U.S. Government Obligations are guaranteed by the U.S. government as to the timely payment of principal and interest, the market value of such obligations is not guaranteed and may rise and fall in response to changes in interest rates. The shares of the Fund and the interests in the Portfolio are not guaranteed or insured by the U.S. government.

Lending of Portfolio Securities. The Portfolio has the authority to lend up to 30% of the value of its portfolio securities to brokers, dealers and other financial organizations. By lending its securities, the Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of a fee paid by the borrower when irrevocable letters of credit and U.S. Government Obligations are used as collateral. The Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100% collateral from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive substitute payments in respect of all dividends, interest or other distributions on the loaned securities; and (v) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must retain the right to terminate the loan and recall and vote the securities. Cash collateral may be invested in a money market fund managed by Bankers Trust (or its affiliates) and Bankers Trust may serve as the Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

Repurchase Agreements. The Portfolio may engage in repurchase agreement transactions with banks and governmental securities dealers approved by the Portfolio's Board of Trustees. Under the terms of a typical repurchase agreement, the Portfolio would acquire U.S. Government Obligations regardless of maturity any remaining maturity for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligations, including interest. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateralized securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to
assert these rights.     Bankers Trust      reviews the creditworthiness of
those banks and dealers with which the Portfolio enters into repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level.

Reverse Repurchase Agreements. The Portfolio may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, by among other things, agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time the Portfolio enters into a reverse repurchase agreement it segregates cash, U.S. Government Obligations or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by the Portfolio.

When-Issued and Delayed-Delivery Securities. To secure prices deemed advantageous at a particular time, the Portfolio may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. The Portfolio will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Portfolio may include securities purchased on a "when, as, and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event.

Securities purchased on a when-issued or delayed-delivery basis may expose the Portfolio to risk because the securities may experience fluctuations in value prior to their actual delivery. The Portfolio does not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself. Upon purchasing a security on a when-issued or delayed-delivery basis, the Portfolio will segregate cash or liquid securities in an amount at least equal to the when-issued or delayed-delivery commitment.

Quality and Maturity of the Portfolio's Securities. The Portfolio will maintain a dollar-weighted average maturity of 90 days or less. All securities in which the Portfolio invests will have, or be deemed to have, remaining maturities of 397 days or less on the date of their purchase and will be denominated in U.S. dollars. Bankers Trust, acting under the supervision of and procedures adopted by the Board of Trustees of the Portfolio, will also determine that all securities purchased by the Portfolio present minimal credit risks. Bankers Trust will cause the Portfolio to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of the Portfolio. High-quality, short-term instruments may result in a lower yield than instruments with a lower quality or longer term.

                            Additional Risk Factors

In addition to the risks discussed above, the Portfolio's investments may be subject to the following risk factors:

Special Information Concerning Master-Feeder Fund Structure. Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds, investment vehicles or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Bankers Trust at 1-800-730-1313.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing the Fund's shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio.
Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described herein with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio is also not a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the Portfolio.

Rating Services.  The ratings of Moody's and Standard & Poor's Ratings
    Services      ("S&P") represent their opinions as to the quality of the
securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Adviser also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but the Adviser will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings categories of Moody's and S&P is set forth in the Appendix to this SAI.

                            Investment Restrictions

Fundamental Policies. The following investment restrictions have been adopted by the Trust with respect to the Fund and by the Portfolio as fundamental policies. Under the Investment Company Act of 1940 (the "1940 Act"), a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, respectively, which is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) more than 50% of the outstanding shares. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Under investment policies adopted by the Trust, on behalf of the Fund, and by the Portfolio, the Fund and the Portfolio may not:

     1. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount not exceeding 5% of the value of the Fund's or the Portfolio's total assets (including the amount borrowed), as the
          case may be, calculated in each case at     market.

     2. Pledge, hypothecate, mortgage or otherwise encumber more than 5% of the total assets of the Fund or the Portfolio, as the case may be, and only to secure borrowings for temporary or emergency purposes.

     3. Invest more than 5% of the total assets of the Fund or the Portfolio, as the case may be, in any one issuer (other than U.S. Government Obligations) or purchase more than 10% of any class of securities of any one issuer; provided, however, that up to 25% of the assets of the Fund (and the Portfolio) may be invested without regard to this restriction.

     4. Invest more than 25% of the total assets of the Fund or the Portfolio, as the case may be, in the securities of issuers in any single industry; provided that this limitation shall not apply to the purchase of direct obligations issued by the U.S. Treasury; provided,
                                                                      --------
          however, that nothing in
          -------
          this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objectives as the Fund.

     5. Make short sales of securities, maintain a short position or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

     6. Underwrite the securities issued by others (except to the extent the Fund or Portfolio may be deemed to be an underwriter under the Federal securities laws in connection with the disposition of its portfolio securities) or knowingly purchase restricted securities; provided,
                                                                   --------
          however, that nothing in this investment restriction shall prevent the
          -------
          Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objectives as the Fund.

     7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil, gas or mineral interests, but this shall not prevent the Fund or the Portfolio from investing in obligations secured by real estate or interests therein.

     8. Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and the lending of portfolio securities.


          Invest more than an aggregate of 10% of the net assets of the Fund or the Portfolio, respectively, (taken, in each case, at current value) in (i) securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or (ii) other "illiquid" securities (including time deposits and repurchase agreements maturing in more than seven calendar days); provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objectives as the Fund.

     10. Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control or management; provided, however, that nothing in this investment
                      --------  -------
          restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objectives as the Fund.

     11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment
                    --------  -------
          restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objectives as the Fund.

     12. Issue any senior securities, except insofar as it may be deemed to have issued a senior security by reason of (i) entering into a repurchase agreement or (ii) borrowing in accordance with terms described in the Prospectus and this SAI.

     13. Purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or the Portfolio or its investment adviser owns individually more than 1/2 of 1% of the securities of such issuer, and together such officers and directors own more than 5% of the securities of such issuer.

     14. Invest in warrants, except that the Fund or the Portfolio may invest in warrants if, as a result, the investments (valued in each case at the lower of cost or market) would not exceed 5% of the value of the net assets of the Fund or the Portfolio, as the case may be, of which not more than 2% of the net assets of the Fund or the Portfolio, as the case may be, may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Fund or the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

     15. With respect to the Fund's (Portfolio's) total assets, invest more than 5% of its total assets in the securities of any one issuer (excluding cash and cash-equivalents, U.S. government securities and the securities of other investment companies) or own more than 10% of the voting securities of any issuer.

Additional Restrictions. The following are nonfundamental policies of the Fund and the Portfolio. In order to comply with certain statutes and policies the Portfolio (or Trust, on behalf of the Fund) will not as a matter of operating policy (except that no operating policy shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives):

     (i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its net assets;

     (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

    (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

     (iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

     (v)  invest for the purpose of exercising control or management;

     (vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio (Fund) if such purchase at the time thereof would cause (a) more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (Fund); and, provided further, that the Portfolio shall not invest in any other open-end investment company unless the Portfolio (Fund) (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment (as an operating policy, the Portfolio will not invest in another open-end registered investment company);

    (vii) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's (Fund's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio (Fund) has no current intention to engage in short selling);

There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.

The Fund will comply with the state securities laws and regulations of all states in which it is registered. The Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the Fund, or any other registered investment company investing in the Portfolio, is registered.

                               Portfolio Turnover

The Portfolio may attempt to increase yields by trading to take advantage of short-term market variations, which results in higher portfolio turnover. This policy does not result in higher brokerage commissions to the Portfolio, however, as the purchases and sales of portfolio securities are usually effected as principal transactions. The Portfolio's turnover rate is not expected to have a material effect on its income and has been and is expected to be zero for regulatory reporting purposes.

                             Portfolio Transactions

Decisions to buy and sell securities and other financial instruments for the Portfolio are made by Bankers Trust, which also is responsible for placing these transactions, subject to the overall review of the Board of Trustees. Although investment requirements for the Portfolio are reviewed independently from those of the other accounts managed by Bankers Trust, investments of the type the Portfolio may make may also be made by these other accounts. When the Portfolio and one or more other accounts managed by Bankers Trust are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Bankers Trust to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by the Portfolio or the size of the position obtained or disposed of by the Portfolio.

Purchases and sales of securities on behalf of the Portfolio usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Obligations are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and principal transactions are not entered into with persons affiliated with the Portfolio except pursuant to exemptive rules or orders adopted by the Securities and Exchange Commission. Under rules adopted by the SEC, broker-dealers may not execute transactions on the floor of any national securities exchange for the accounts of affiliated persons, but may effect transactions by transmitting orders for execution.

In selecting brokers or dealers to execute portfolio transactions on behalf of the Portfolio, Bankers Trust seeks the best overall terms available. In assessing the best overall terms available for any transaction, Bankers Trust will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Bankers Trust is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage, but not research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Portfolio and/or other accounts over which Bankers Trust or its affiliates exercise investment discretion. Bankers Trust's fees under its agreements with the Portfolio are not reduced by reason of its receiving brokerage services.

                                NET ASSET VALUE

The net asset value ("NAV") per share is calculated on each day on which the
Fund is open (each such    day being a "Valuation Day").

The NAV per share of the Fund is calculated twice on each Valuation Day as of 12:00 noon, Eastern time, and as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing (the "Valuation Time"). The Fund may close early under certain circumstances, as described in the Fund's current Prospectus. The Fund's NAV per share will normally be $1.00.

The valuation of the Portfolio's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

The Portfolio's use of the amortized cost method of valuing its securities is permitted by a rule adopted by the SEC. The Portfolio will also maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of two years or less and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

Pursuant to the rule, the Board of Trustees of the Portfolio also has established procedures designed to allow investors in the Portfolio, such as the Trust, to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Portfolio's holdings by the Portfolio's Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the Portfolio's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

The rule also provides that the extent of any deviation between the value of the Portfolio's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Portfolio's Board of Trustees. In the event the Portfolio's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the Portfolio's Board of Trustees must cause the Portfolio to take such corrective action as such Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing the Portfolio's assets by using available market quotations.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of the following business day.

                      PURCHASE AND REDEMPTION INFORMATION

                               Purchase of Shares

The Trust accepts purchase orders for shares of the Fund at the NAV per share next determined after the order is received on each Valuation Day. Shares may be available through Investment Professionals, such as broker/dealers and investment advisers (including Service Agents).

Purchase orders for shares (including those purchased through a Service Agent) that are transmitted to the Trust's Transfer Agent (the "Transfer Agent"), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent after 12:00 noon (Eastern time) and prior to the close of the NYSE, the shareholder will receive the dividend declared on the following day even if Bankers Trust, as the Trust's custodian (the "Custodian"), receives federal funds on that day. If the purchase order is received prior to 12:00 noon, the shareholder will receive that Valuation Day's dividend. The Trust and Transfer Agent reserve the right to reject any purchase order. If the market for the primary investments in the Fund closes early, the Fund will cease taking purchase orders at that time.

Another mutual fund investing in the Portfolio may accept purchase orders up until a time later than 12:00 noon, Eastern time. Such orders, when transmitted to and executed by the Portfolio, may have an impact on the Fund's performance.

Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to the Custodian purchase payments by the following business day (trade date + 1) after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account held with Bankers Trust to settle transactions with the Fund without incurring the additional costs or delays associated with the wiring of federal funds.

    If orders are placed through a Service Agent, it is the responsibility of the Service Agent to transmit the order to buy shares to the Transfer Agent before the applicable Valuation time.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your Investment Professional for more information and a retirement account application.

                              Redemption of Shares

You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares shall be sold at the next NAV calculated after an order is received by the Transfer Agent. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for shares of the Fund received by the Service Agent and transmitted to the Transfer Agent prior to the 12:00 noon (Eastern time) on a Valuation Day will not receive the dividend declared on the day of redemption; the redemption proceeds normally will be will be delivered to the shareholder's account with the Service Agent on that day. Redemption requests received by the Service Agent and transmitted to the Transfer Agent after 12:00 noon (Eastern time) on a Valuation Day and prior to the close of the NYSE will receive the dividend declared on the day of the redemption; the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent the next day; but in any event within seven calendar days following receipt of the request.

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Certain requests must include a signature guarantee to protect you and Bankers Trust from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

 .    Your account registration has changed within the last 30 days,

 .    The check is being mailed to a different address than the one on your account (record address),

 .    The check is being made payable to someone other than the account owner,

 .    The redemption proceeds are being transferred to a BT account with a different registration, or

 .    You wish to have redemption proceeds wired to a non-predesignated bank account.

A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.



                                  Redemptions

The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading in the Fund's primary markets is restricted by applicable rules and regulations of the SEC; (b) the Fund's primary market is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

Each Fund and Portfolio reserve the right to redeem all of its shares, if the Board of Trustees votes to liquidate the Fund and/or Portfolio.

                     MANAGEMENT OF THE TRUST AND PORTFOLIO

The Trust and the Portfolio are governed by a Board of Trustees which is responsible for protecting the interests of investors. By virtue of the responsibilities assumed by Bankers Trust, the administrator of the Trust and the Portfolio, neither the Trust nor the Portfolio require employees other than its executive officers. None of the executive officers of the Trust or the Portfolio devotes full time to the affairs of the Trust or the Portfolio.

A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Portfolio, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that some of the same individuals are Trustees of the Trust and the Portfolio, up to and including creating separate boards of trustees.

Each Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund or Portfolio they represent. In addition, the Trustees review contractual arrangements with companies that provide services to the Fund/Portfolio and review the Fund's performance.

The Trustees and officers of the Trust and the Portfolio, their birthdates, and their principal occupations during the past five years are set forth below. Their titles may have varied during that period.

                        Trustees of the Trust and Portfolio

CHARLES P. BIGGAR (birth date: October 13, 1930) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex/1/; Retired; formerly Vice President, International Business Machines ("IBM") and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL (birth date: March 28, 1930) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; formerly Partner, KPMG Peat Marwick; Director, Vintners International Company Inc.; Director, Coutts (U.S.A.) International; Trustee, Phoenix Zweig Series Trust; Trustee, Phoenix Euclid Market Neutral Fund; Director, Coutts Trust Holdings Ltd., Director, Coutts Group; General Partner, Pemco/2/. His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

MARTIN J. GRUBER (birth date: July 15, 1937) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, TIAA2; Director, S.G. Cowen Mutual Funds2; Director, Japan Equity Fund, Inc.2; Director, Taiwan Equity Fund, Inc.2 His address is 229 South Irving Street, Ridgewood, New Jersey 07450.


RICHARD HALE* (birth date: July 17, 1945) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Managing Director, Deutsche Asset Management; Director, Flag Investors Funds2; Managing Director, Deutsche Banc Alex. Brown Incorporated; Director and President, Investment Company Capital Corp. His address is 205 Woodbrook Lane, Baltimore, Maryland 21202.


RICHARD J. HERRING (birth date: February 18, 1946) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Jacob Safra Professor of International Banking and Professor,
Finance Department, The Wharton School, University of Pennsylvania (since 1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.

----------------------
/1/ The "Fund Complex" consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

/2/ An investment company registered under the 1940 Act.

BRUCE E. LANGTON (birth date: May 10, 1931) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; formerly Assistant Treasurer of IBM Corporation (until 1986); Trustee and Member, Investment Operations Committee, Allmerica Financial Mutual Funds (1992-present); Member, Investment Committee, Unilever U.S. Pension and Thrift Plans (1989 to present)/3/; Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to present)/2/. His address is 99 Jordan Lane, Stamford, Connecticut 06903.

PHILIP SAUNDERS, JR. (birth date: October 11, 1935) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Principal, Philip Saunders Associates (Economic and Financial Consulting); former Director, Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is Philip Saunders Associates, 445 Glen Road, Weston, Massachusetts 02493.


HARRY VAN BENSCHOTEN (birth date: February 18, 1928) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; Corporate Vice President, Newmont Mining Corporation (prior to
1987); Director, Canada Life Insurance Corporation of New York (since 1987).
His address is 6581 Ridgewood Drive, Naples, Florida  34108.

* "Interested Person" within the meaning of Section 2(a)(19) of the Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank A.G. and its affiliates.

The Board has an Audit Committee that meets with the Trust's and the Portfolio Trust's independent accountants to review the financial statements of the Trust and Portfolio Trust, the adequacy of internal controls and the accounting procedures and policies of the Trust and Portfolio Trust. Each member of the Board except Mr. Hale also is a member of the Audit Committee.


                 Officers of the Trust and the Portfolio Trust



DANIEL O. HIRSCH (birth date: March 27, 1954) -- Secretary of the Trust and Portfolio Trust; Director, Deutsche Banc Alex. Brown Incorporated and Investment Company Capital Corp. since July 1998; Assistant General Counsel, Office of the General Counsel, United States Securities and Exchange Commission from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.


-------------------
/3/ A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

JOHN A. KEFFER (birth date: July 14, 1942) -- President and Chief Executive Officer of the Trust and Portfolio Trust; President, Forum Financial Group L.L.C. and its affiliates; President, ICC Distributors, Inc./4/ His address is ICC Distributors, Inc., Two Portland Square, Portland, Maine 04101.


CHARLES A. RIZZO (birth date: August 5, 1957) Treasurer of the Trust and Portfolio Trust; Vice President and Department Head, Deutsche Asset Management since 1998; Senior Manager, PricewaterhouseCoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, MD 21202.


Messrs. Hirsch, Keffer and Rizzo also hold similar positions for other investment companies for which ICC Distributors, or an affiliate serves as the principal underwriter.


No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust. No director, officer or employee of ICC Distributors, Inc. or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.

                           Trustee Compensation Table


                                                        Aggregate
Trustee                 Aggregate Compensation        Compensation        Total Compensation from
                              from Trust*           From Portfolio**          Fund Complex***
-------------------------------------------------------------------------------------------------
Charles P. Biggar              $ 3,049                   $1,235                  $43,750
-------------------------------------------------------------------------------------------------
S. Leland Dill                 $16,416                   $1,074                  $43,750
-------------------------------------------------------------------------------------------------
Martin Gruber                  $ 2,971                   $  212                  $45,000
-------------------------------------------------------------------------------------------------
Richard J. Herring             $ 2,641                   $  188                  $43,750
-------------------------------------------------------------------------------------------------
Kelvin Lancaster               $12,616                      N/A                  $18,750
-------------------------------------------------------------------------------------------------
Bruce E. Langton               $ 2,971                   $  212                  $43,750
-------------------------------------------------------------------------------------------------
Philip Saunders, Jr.           $16,923                   $1,108                  $45,000
-------------------------------------------------------------------------------------------------
Harry Van Benschoten           $ 2,971                   $  212                  $45,000
-------------------------------------------------------------------------------------------------

* The provided is for the BT Investment Funds, which is comprised of 16 funds, for the year ended December 31, 1999.

** The provided is for Treasury Money Portfolio for the Portfolio's most recent fiscal year ended

-------------------
/4/ Underwriter/distributor for the Trust. Mr. Keffer owns 100% of the shares of ICC Distributors, Inc.

December 31, 1999.

*** Aggregated information is furnished for the Fund Complex which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio and Capital Appreciation Portfolio for the year ended December 31, 1999.


   As of March 31, 2000, the Trustees and Officers of the Trust and the Portfolio owned in the aggregate less than 1% of the shares of any Fund or the Trust (all series taken together).

As of March 31, 2000, the following shareholders of record owned 5% or more of the outstanding voting shares of the Fund: Private Bank Sweep, Investment Advisory, Attn: Linda Anderson, 1 BT Plaza 17th Floor, New York, NY 10015 (22.507%). Vendee 1992-1/Master Reserve, C/O Bankers Trust Company, 3 Park Plaza 16th Floor, Irving, CA 92614-8505 (11.386%). Private Bank Sweep, Custody, Attn:
Linda Anderson, 1 BT Plaza 17th Floor, New York, NY 10015 (8.205%).


                                 Code of Ethics

The Board of Trustees of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Fund's Code of Ethics permits Fund personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Fund's Code of Ethics provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security. The Fund's Code of Ethics also prohibits short term trading profits and personal investment in initial public offerings. The Code requires prior approval with respect to purchases of securities in private placements.


The Fund's adviser, Bankers Trust, has also adopted a Code of Ethics. The Code of Ethics allows personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements and other restrictions including "blackout periods" and minimum holding periods, subject to limited exceptions. The Code prohibits purchases of securities in initial public offerings (the prohibition is limited to U.S. public offerings) and requires prior approval for purchases of securities in private placements.


The Fund's principal underwriter, ICC Distributors, Inc. ("ICC"), has adopted a Code of Ethics applicable to ICC's distribution services to registered investment companies such as the Fund. The distributor's Code of Ethics prohibits access persons and investment personnel from executing personal trades on a day during which the individual knows or should have known that a Fund has a pending "buy" or "sell" order in the same security, subject to certain exceptions. In addition, investment personnel are prohibited from executing personal trades during a "blackout period" surrounding trades by funds for which such investment personnel make investment recommendations, subject to certain exceptions. The distributor's Code of Ethics also requires investment personnel to obtain pre-clearance for purchases of securities in an initial public offering or private placement.

                               Investment Adviser

The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing all the assets of the Fund in the Portfolio. The Portfolio has retained the services of Bankers Trust as Adviser.

    Bankers Trust is a wholly owned subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased, such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates, in making investment recommendations for the Portfolio, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase of sale by the Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates, Also, in dealing with its customers, Bankers Trust, its parent , subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

Bankers Trust, subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with brokers, dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of Bankers Trust.

Under the Advisory Agreement, Bankers Trust receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.15% of the average daily net assets of the Portfolio. For the fiscal years ended December 31, 1999, 1998 and 1997, Bankers Trust earned $3,225,042, $3,666,082, and
$3,067,422, respectively, as compensation for investment advisory services provided to the Portfolio. During the same periods, Bankers Trust reimbursed $90,240, $52,678 and $60,612, respectively, to the Portfolio to cover expenses.

The Fund's prospectus contains disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees, including waivers thereof. Bankers Trust may not recoup any of its waived investment advisory or administration and services fees.

                                 Administrator

Under its Administration and Services Agreement with the Trust, the Adviser calculates the net asset value of the Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. The Administration and Services Agreement provides for the Trust to pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 0.55% of the average daily net assets of the Fund.

Under Administration and Services Agreement with the Portfolio, the Adviser calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreement provide for the Portfolio to pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 0.05% of the Portfolio's average daily net assets. Under the Administration and Services Agreement, the Adviser may delegate one or more of its responsibilities to others, including affiliates of ICC Distributors, at the Adviser's expense.

Under the Administration and Services Agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and the Portfolio reasonably deems necessary for the proper administration of the Trust and the Portfolio. Bankers Trust will generally assist in all aspects of the Fund's and Portfolio's operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents of the Trust or the Portfolio), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Trust's and the Portfolio's Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate the net asset value, net income and realized capital gains or losses of the Trust; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services.

    For the fiscal years ended December 31, 1999, 1998, and 1997, Bankers Trust earned compensation of $2,320,731, $2,129,609 and $2,204,379, respectively, for administrative and other services provided to the Fund and reimbursed $80,550, $75,550 and $51,565, respectively, to the Fund to cover expenses.

For the fiscal years ended December 31, 1999, 1998, and 1997, Bankers Trust earned compensation of $1,075,014, $1,222,027 and $1,022,474, respectively, for administrative and other services provided to the Portfolio.

                                  Distributor

ICC Distributors is the principal Distributor for shares of the Fund. ICC Distributors is a registered broker/dealer and is unaffiliated with Bankers Trust. The principal business address of ICC Distributors is Two Portland Square, Portland, Maine 04101. In addition to ICC Distributors' duties as Distributor, ICC Distributors and its affiliates may, in their discretion, perform additional functions in connection with transactions in the shares of the Fund.

                                 Service Agent

The Adviser acts as a Service Agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by the Adviser from its fees.
The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, performing shareholder sub-accounting, answering client inquiries regarding the Trust, investing client cash account balances automatically in Fund shares and processing redemption transactions at the request of clients, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Service Agent, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies, arranging for bank wires and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreement with the Adviser, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

                          Custodian and Transfer Agent

Bankers Trust, 130 Liberty Street, (One Bankers Trust Plaza), New York, New York 10006, serves as custodian and transfer agent for the Trust and as custodian for the Portfolio pursuant to the Administration and Services Agreements discussed above. As custodian, Bankers Trust holds the Fund's and the Portfolio's assets. For such services, Bankers Trust receives monthly fees from the Fund and Portfolio, which are included in the administrative services fees discussed above. As transfer agent for the Trust, Bankers Trust maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. Bankers Trust is also reimbursed by the Fund for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

                                    Expenses

The Fund bears its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by the Adviser or ICC Distributors, including administration and services fees, fees for necessary professional services, amortization of organizational expenses and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. The Portfolio bears its own expenses. Operating expenses for the Portfolio generally consist of all costs not specifically borne by the Adviser or ICC Distributors, including investment advisory and administration and service fees, fees for necessary professional services, amortization of organizational expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

                                  Use of Name

The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment adviser. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

                           Banking Regulatory Matters

Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Portfolio contemplated by the Advisory Agreement and other activities for the Trust and the Portfolio described in the Prospectus and this SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust or the Portfolio. If the circumstances described above should change, the Trust's Board of Trustees would review the Trust's relationship with Bankers Trust and consider taking all actions necessary in the circumstances.

                      Counsel and Independent Accountants

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, serves as Counsel to the Trust and from time to time provides certain legal services to Bankers Trust. PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, Maryland 21201 has been selected as Independent Accountants for the Trust.

                           ORGANIZATION OF THE TRUST

The Trust was organized on July 21, 1986 under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate prospectuses and statements of additional information. No series of shares has any preference over any other series.

The Trust is an entity commonly known as a "Massachusetts business trust." Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Portfolio, in which all the assets of the Fund will be invested, is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio. In addition, whenever the Trust is requested to vote on matters pertaining to the fundamental policies of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.

Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with
respect to the election of     Trustees.

    The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees without a meeting. Upon liquidation of the Fund, shareholders would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Whenever the Trust is requested to vote on a matter pertaining to the Portfolio, the Trust will vote its shares without a meeting of shareholders of the Fund if the proposal is one, if which made with respect to the Fund, would not require the vote of shareholders of the Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, the Trust will hold a meeting of shareholders of the Fund and, at the meeting of investors in the Portfolio, the Trust will cast all of its votes in the same proportion as the votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership of the Portfolio could have effective voting control of the operations of the Portfolio.

The Trust was organized under the name BT Tax-Free Investment Trust and assumed its current name of BT Investment Funds on May 16, 1988.

As of March 31,    2000,     no shareholders of record owned 25% or more of the
voting securities of the Fund, and, therefore, are not deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

The following is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations.

The Fund is designed to provide investors with current income. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum income irrespective of fluctuations in principal.

The Fund intends to continue to qualify as a separate regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Provided that the Fund is a regulated investment company, the Fund will not be liable for Federal income taxes to the extent all of its taxable net investment income and net realized long-and short-term capital gains, if any, are distributed to its shareholders. Although the Trust expects the Fund to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, that portion of the Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by the Fund would reduce the amount of income and gains available for distribution to its shareholders.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

The Portfolio is not subject to the Federal income taxation. Instead, the Fund and other investors investing in the Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio determines its net income and realized capital gains, if any, on each Valuation Day and allocates all such income and gain pro rata among the Fund and the other investors in the Portfolio at the time of such determination.

The Fund declares dividends from its net income daily and pays the dividends monthly. The Fund reserves the right to include realized short-term gains, if any, in such daily dividends. Distributions of the Fund's pro rata share of the Portfolio's net realized long-term capital gains, if any, and any undistributed
net realized    short-term     capital gains are normally declared and paid
annually at the end of the fiscal year in which they were earned to the extent they are not offset by any capital loss carryforwards. Unless a shareholder instructs the Trust to pay dividends or capital gains distributions in cash, dividends and distributions will automatically be reinvested at NAV in additional shares of the Fund.

Distributions of net realized long-term capital gains ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year. Dividends paid by the Fund from its taxable net investment income and distributions by the Fund of its net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of that Fund. The Fund's dividends and distributions will not qualify for the dividends-received deduction for corporations.

Statements as to the tax status of each shareholder's dividends and distributions, if any, are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the end of the Fund's prior taxable year as to the federal income tax status of his or her dividends and distributions which were received from the Fund during that year. Shareholders should consult their tax advisers to assess the consequences of investing in the Fund under state and local laws and to determine whether dividends paid by the Fund that represent interest derived from U.S. Government Obligations are exempt from any applicable state or local income taxes.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% backup withholding tax with respect to any taxable dividends and distributions. An individual's taxpayer identification number is his or her social security number. The 31% backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

                            PERFORMANCE INFORMATION

From time to time, the Trust may advertise "current yield," and/or "effective yield" for the Fund. All yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized;" that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The Trust may include this information in sales material and advertisements for the Fund.

Yield is a function of the quality, composition and maturity of the securities held by the Portfolio and operating expenses of the Fund and the Portfolio. In particular, the Fund's yield will rise and fall with short-term interest rates, which can change frequently and sharply. In periods of rising interest rates, the yield of the Fund will tend to be somewhat lower than the prevailing market rates, and in periods of declining interest rates, the yield will tend to be somewhat higher. In addition, when interest rates are rising, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested by the Portfolio in instruments producing higher yields than the balance of the Portfolio's securities, thereby increasing the current yield of the Fund. In periods of falling interest rates, the opposite can be expected to occur. Accordingly, yields will fluctuate and do not necessarily indicate future results. While yield information may be useful in reviewing the performance of the Fund, it may not provide a basis for comparison with bank deposits, other fixed rate investments, or other investment companies that may use a different method of calculating yield. Any fees charged by Service Agents for processing purchase and/or redemption transactions will effectively reduce the yield for those shareholders.

From time to time, advertisements or reports to shareholders may compare the yield of the Fund to that of other mutual funds with similar investment objectives or to that of a particular index. The yield of the Fund might be compared with, for example, the IBC U.S. Treasury and Repo All Taxable Money Fund Average, which is an average compiled by IBC Money Fund Report, a widely recognized, independent publication that monitors the performance of money
market mutual funds.   Similarly, the yield of the Fund might be compared with
rankings prepared by Micropal Limited and/or Lipper Analytical Services, Inc., which are widely recognized, independent services that monitor the investment performance of mutual funds. The yield of the Fund might also be compared without the average yield reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan areas. Shareholders may make inquiries regarding the Fund, including current yield quotations and performance information, by contacting any Service Agent.

Shareholders will receive financial reports semi-annually that include listings of investment securities held by the Portfolio at those dates. Annual reports are audited by independent accountants.

The effective yield is an annualized yield based on a compounding of the unannualized base period return. These yields are each computed in accordance with a standard method prescribed by the rules of the SEC, by first determining the "net change in account value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period (the "beginning account value"). The net change in account value equals the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The unannualized "base period return" equals the net change in account value divided by the beginning account value. Realized gains or losses or changes in unrealized appreciation or depreciation are not taken into account in determining the net change in account value.

The yields are then calculated as follows:

Base Period Return   =     Net Change in Account Value
                           ---------------------------
                           Beginning Account Value

     Current Yield   =     Base Period Return x 365/7

     Effective Yield =     [(1 + Base Period Return)365/7] - 1


    For the seven days ended December 31, 1999, the Fund's Current Yield was 4.12% and the Fund's Effective Yield was 4.20%.

                              FINANCIAL STATEMENTS

The financial statements for the Fund and the Portfolio for the fiscal year ended December 31, 1999, are incorporated herein by reference to the Fund's Annual Report dated December 31, 1999. A copy of the Fund's Annual Report may be obtained without charge by contacting the Service Center at 1-800-730-1313.

                                    APPENDIX

DESCRIPTION OF RATINGS

Description of S&P corporate bond ratings:

AAA - Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

Description of Moody's corporate bond ratings:

Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Fitch IBCA, Inc. ("Fitch") corporate bond ratings:

AAA--Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA--Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien (F) in many cases directly following an AAA security (F) or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.

Description of Duff & Phelps' corporate bond ratings:

AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury Funds.

AA+, AA, AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Description of S&P's municipal bond ratings:

AAA--Prime--These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds--In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds--Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA--High Grade--The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Description of Moody's municipal bond ratings:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's may apply the numerical modifier 1 in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

Description of S&P municipal note ratings:

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

Description of Moody's municipal note ratings:

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG-1/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

Description of S&P commercial paper ratings:

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.

Description of Moody's commercial paper ratings:

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

Description of Fitch commercial paper ratings:

F1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

Description of Duff & Phelps' commercial paper ratings:

Duff 1+--Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Description of Thompson Bank Watch Short-Term Ratings:

T-1--The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

T-2--The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

T-3--The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

T-4--The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

Description of Thompson BankWatch Long-Term Ratings:

AAA--The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA--The second-highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A--The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "a" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB--The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment Grade

(Issues regarded as having speculative characteristics in the likelihood of timely repayment of principal and interest.)

BB--While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B--Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

CCC--Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC--"CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

D--Default

These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

Ratings in the Long-Term Debt categories may include a plus (+) or Minus (-) designation, which indicates where within the respective category the issue is placed.

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  APRIL 30, 2000



Investment Adviser of the Portfolio
Administrator of the Fund and Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, NY  10006

Distributor
ICC DISTRIBUTORS, INC.

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, NY  10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD  21201

Counsel
WILLKIE FARR & GALLAGHER LLP
787 Seventh Avenue
New York, NY  10019

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, its Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to
whom, such offer may not lawfully be        made.


Cusip #055922405

1680SAI (0/00)

                                                            DRAFT 04/25/00

                                       STATEMENT OF ADDITIONAL INFORMATION

                                                            April 30, 2000

BT Investment Funds

Quantitative Equity -- Investment Class
Quantitative Equity -- Institutional Class


BT Investment Funds (the "Trust") is an open-end management investment company comprised of several funds. Quantitative Equity (the "Fund") is a separate series of the Trust and offers two classes of shares. The Investment Class shares and Institutional Class shares (individually and collectively referred to as "shares" as the context may require) of the Fund are described in this Statement of Additional Information. The Fund seeks to provide a total return greater than that of the Standard & Poor's Stock Price Index of 500 Common Stocks (the "S&P 500 Index" or the "Index").

As described in the Prospectuses, the Trust seeks the investment objective of the Fund by investing all the investable assets ("Assets") of the Fund in a diversified open-end management investment company having the same investment objective as such Fund. This investment company is the Quantitative Equity Portfolio (the "Portfolio"), which is a series of BT Investment Portfolios.


Shares of the Fund are sold by ICC Distributors, Inc. ("ICC Distributors"), the Trust's Distributor, to private banking, brokerage and institutional clients of Bankers Trust Company ("Bankers Trust") and its affiliates and to customers of Service Agents. Shares of the Fund may also be sold to employees of Bankers Trust and its affiliates, their spouses and minor children.

The Fund's Prospectuses dated April 30, 2000 provide the basic information investors should know before investing. This Statement of Additional Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Fund's Prospectuses. You may request a copy of a Prospectus or an additional copy of this SAI free of charge by calling Deutsche Asset Management mutual funds at 1-800-730-1313 or by contacting your Service Agent. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Fund's Prospectuses. The audited financial statements for the Fund for the fiscal period ended December 31, 1999, are incorporated herein by reference to the Annual Report to shareholders for the Fund dated December 31, 1999. A copy of the Fund's Annual Report may be obtained without charge by calling the Fund at the telephone number listed below.



                             BANKERS TRUST COMPANY
                           Administrator to the Fund
            Investment Adviser and Administrator to the Portfolio

                             ICC DISTRIBUTORS, INC.
                                Distributor

                              1-800-730-1313

                               TABLE OF CONTENTS

                                                                                                                   Page
INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS..................................................................     4
 Investment Objective............................................................................................     4
 Investment Policies.............................................................................................     4
 Index Futures Contracts and Options on Index Futures............................................................     9
 Investment Restrictions.........................................................................................    11
 Portfolio Transactions and Brokerage Commissions................................................................    11
 Comparison of Fund Performance..................................................................................    11
 Economic and Market Information.................................................................................    11
VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND.......................................................    11
 Valuation of Securities.........................................................................................    11
 Purchase of Shares..............................................................................................    11
 Redemption of Shares............................................................................................    11
 Redemptions and Purchases in Kind...............................................................................    11
 Trading in Foreign Securities...................................................................................    11
MANAGEMENT OF THE TRUST AND THE PORTFOLIO........................................................................    11
 Trustees of the Trust and Portfolio.............................................................................    29
 Officers of the Trust...........................................................................................    30
 Trustee Compensation Table......................................................................................    31
 Code of Ethics .................................................................................................    32
 Investment Adviser..............................................................................................    11
 Administrator...................................................................................................    11
 Expense Reimbursement...........................................................................................    34
 Custodian and Transfer Agent....................................................................................    11
 Distributor.....................................................................................................    11
 Service Agent...................................................................................................    11
 Use of Name.....................................................................................................    11
 Banking Regulatory Matters......................................................................................    11
 Counsel and Independent Auditors................................................................................    11
ORGANIZATION OF THE TRUST........................................................................................    11
TAXATION.........................................................................................................    11
 Taxation of the Fund............................................................................................    11
 Taxation of the Portfolio.......................................................................................    11
 Foreign Securities..............................................................................................    11
 Distributions...................................................................................................    11
 Sale of Shares..................................................................................................    11
 Foreign Withholding Taxes.......................................................................................    11
 Backup Withholding..............................................................................................    11
 Foreign Shareholders............................................................................................    11
 Other Taxation..................................................................................................    11
FINANCIAL STATEMENTS.............................................................................................    11
APPENDIX.........................................................................................................    11


                INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                             Investment Objective

The Fund seeks a total return greater than that of the S&P 500 Index. The Fund follows an integrated strategy that utilizes derivative instruments and stocks of the S&P 500 Index along with the stocks of acquisition targets. There can, of course, be no assurance that the Fund will achieve its investment objective.

                              Investment Policies

The Fund seeks its investment objective by investing all of its Assets in the Portfolio. The Trust may withdraw the Fund's investment from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio.

S&P 500 Index Assets. To match the performance of the S&P 500 Index, the Portfolio invests in one or more of the following instruments: derivative instruments, including futures contracts on the S&P 500 Index, options on common stocks, options on futures, options on indices, and equity swap contracts; Standard & Poor's Depositary Receipts; and shares of S&P 500 Index mutual funds. The Portfolio may also purchase a basket of stocks representing companies included in the S&P 500 Index. Under normal circumstances, the Portfolio expects to expose between 85% and 95% of the net assets of the Portfolio to the S&P 500 Index through investment in these instruments or the underlying stocks of the S&P 500 Index.

When the Portfolio has cash from new investments in the Portfolio or holds a portion of its assets in money market instruments, it may enter into the above instruments to maintain full or near full exposure to the broad equity market. Strategies the Portfolio could use to accomplish this include purchasing futures contracts, writing put options, and purchasing call options. When the Portfolio wishes to sell securities, because of shareholder redemptions or otherwise, it may use stock index futures or options to hedge against market risk until the sale can be completed. These strategies could include selling futures contracts, writing call options, and purchasing put options.

Bankers Trust will choose among the above instruments based on its judgment of how best to meet the Portfolio's goals. In selecting futures and options, Bankers Trust will assess such factors as current and anticipated stock prices, relative liquidity and price levels in the options and futures markets compared to the securities markets, and the Portfolio's cash flow and cash management needs. If Bankers Trust judges these factors incorrectly, or if price changes in the Portfolio's futures and options positions are not well correlated with those of its other investments, the Portfolio could be hindered in the pursuit of its objective and could suffer losses. The Portfolio could also be exposed to risks if it can not close out its futures or options positions because of an illiquid secondary market.

The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several sectors of the economy representing a significant portion of the market value of all common stocks publicly traded in the United States. Stocks in the S&P 500 Index are weighted according to their market capitalization (i.e., the number of shares outstanding multiplied by the stock's current price). The composition of the S&P 500 Index is determined by Standard & Poor's Corporation ("S&P") and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time.

The Portfolio is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein.

S&P makes no warranty, express or implied, as to the results to be obtained by the Portfolio, owners of the Portfolio, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties and hereby expressly disclaims all such warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein.

The ability of the Portfolio to meet its investment objective depends to some extent on the cash flow experienced by the Portfolio, since investments and redemptions by shareholders will generally require the Portfolio to purchase or sell securities. Bankers Trust will make investment changes to accommodate cash flow in an attempt to maintain the similarity of the Portfolio to the S&P 500 Index. You should also be aware that the S&P 500 Index is a model portfolio, the performance of which does not take into account brokerage commissions and other costs of investing, unlike the Portfolio which must bear these costs. Finally, since with respect to this element of the Portfolio's strategy the Portfolio seeks to track the S&P 500 Index, Bankers Trust generally will not attempt to judge the merits of any particular stock as an investment.

Merger Arbitrage Assets. To achieve a total return greater than the S&P 500 Index, the Portfolio invests in the equity securities of acquisition targets of publicly announced transactions that are generally structured to include at least 50% cash consideration.

The Portfolio purchases shares of acquisition targets based on specific events that trigger a merger arbitrage opportunity and these shares are sold when the acquisition is consummated or the transaction is abandoned. Merger arbitrage is a specialized investment approach generally designed to profit from the successful completion of proposed mergers, acquisitions and other types of corporate reorganizations. Through this investment strategy the Portfolio seeks to capture the differential between the post bona fide bid stock price of the shares of the acquisition target and the anticipated takeover payout.

Our proprietary quantitative models developed for this strategy provide a disciplined approach to both the timing and quantity of shares purchased of an acquisition target following the public announcement of the acquisition. Our research confirms that different types of bidders (e.g., friendly, hostile, management) lead to different outcomes in merger and acquisition contests and supports the practice of varying the level of our investment in an acquisition target based on the type of bidder.

The Portfolio imposes limits on the amount of its net assets that are invested in any one security at the time of purchase: 5% in any one management buyout transaction, 17% in any one hostile takeover; 12% in any one friendly transaction. Generally, an acquisition target with a minimum market capitalization of $500 million is used as a guideline, though the Portfolio may purchase shares of corporations with smaller market capitalizations.

Reserve Assets. As a reserve for changes in allocation in the Portfolio's equity investments and to cover the Portfolio's open positions resulting from its investments in derivative instruments, the Portfolio also invests its assets in money market instruments or money market funds.

Equity Investments. The Portfolio invests in common stocks and other securities with equity characteristics. The Portfolio invests only in securities listed on foreign or domestic securities exchanges.

Foreign Securities. The Portfolio may purchase common stocks of foreign corporations. The Portfolio's investments in the securities of foreign issuers may be made directly or in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent, and while designed for use as alternatives to the purchase of the underlying securities in their national markets and currencies, are subject to the same risks as the foreign securities to which they relate.

Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs represent an ownership interest in a unit investment trust ("UIT") which holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Index. SPDRs may be obtained from the UIT or purchased in the secondary market as SPDRs listed on the American Stock Exchange. The price of SPDRs is based on the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Portfolio could result in losses on SPDRs.

Securities of the Investment Companies. The Portfolio may invest in securities of other investment companies (including SPDRs) to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). Presently, under the 1940 Act, the Portfolio may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the Portfolio's total assets and (iii) when added to all other investment company securities held by the Portfolio, do not exceed 10% of the value of the Portfolio's total assets.

The Portfolio will not invest in excess of 10% of its total assets in the aggregate in SPDRs or in excess of 5% of its total assets in SPDRs issued by a single unit investment trust.

When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Portfolio until settlement takes place. The Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

Equity Swaps. Swaps are privately negotiated, off-exchange two-party contracts to exchange or swap returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, at specified dates in the future. The Portfolio will invest in equity swap contracts, whereby the counterparty agrees to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in the basket of stocks comprising the S&P 500 Index, plus dividends that would have been received on those stocks. The Portfolio agrees to pay to the counterparty a floating rate of interest (typically the London Inter Bank Offered Rate) on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks comprising the S&P 500 Index (as if the Portfolio had invested the notional amount in stocks comprising the S&P 500 Index) less the interest paid by the Portfolio on the notional amount. Therefore, the Portfolio will generally realize a loss if the value of the S&P 500 Index declines and will generally realize a gain if the value of the S&P 500 Index rises. The Portfolio will enter into equity swap contracts only on a net basis, i.e., where the two parties' obligations are netted out, with the Portfolio paying or receiving, as the case may be, only the net amount of any payments. If there is default by the counterparty to an equity swap contract, the Portfolio will be limited to contractual remedies pursuant to the agreements related to the transaction.

Whether the Portfolio's use of equity swap contracts will be successful in achieving its investment objective depends on the Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.

There is no assurance that the equity swap contract counterparties will be able to meet their obligations or that, in the event of default, the Portfolio will succeed in pursuing contractual remedies. The Portfolio thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to these contracts. The Portfolio will closely monitor the credit of equity swap contract counterparties in order to minimize this risk. The Portfolio will not use equity swap contracts for leverage.

The Portfolio will not enter into any equity swap contract unless, at the time of entering into such transaction, the unsecured senior debt of the counterparty or its guarantor is rated at least A by Moody's Investor Services ("Moody's") or Standard and Poor's ("S&P"). In addition, the staff of the Securities and Exchange Commission (the "SEC") considers equity swap contracts to be illiquid securities. Consequently, while the staff maintains this position, the Portfolio will not invest in equity swap contracts if, as a result of the investment, the total value of such investments together with that of all other illiquid securities which the Portfolio owns would exceed 15% of the Portfolio's net assets.

Repurchase Agreements. In a repurchase agreement the Portfolio buys a security and simultaneously agrees to sell it back at a higher price at a future date. In the event of the bankruptcy of the other party to either a repurchase agreement or a securities loan, the Portfolio could experience delays in recovering either its cash or the securities it lent. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities lent had increased, the Portfolio could experience a loss. In all cases, Bankers Trust must find the creditworthiness of the other party to the transaction satisfactory. A repurchase agreement is considered a collateralized loan under the 1940 Act.

Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

The Adviser will monitor the liquidity of Rule 144A securities in the Portfolio's holdings under the supervision of the Trust's Board of Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security;
(3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected.

             Index Futures Contracts and Options on Index Futures

Index Futures Contracts. The Portfolio may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of the Index or other equity indices. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

At the same time a futures contract relating to the Index or other equity indices is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

Futures contracts by their terms call for the actual delivery or acquisition of an underlying instrument or, in the case of index futures, for cash settlement. In most cases the contractual obligation is fulfilled before the date of the contract by entering into an offsetting contract. The offsetting of a contractual obligation is accomplished by entering into an opposite position on a commodities exchange in the same futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it enters into futures contracts.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general trends by the Adviser may still not result in a successful transaction.

In addition, futures contracts entail risks. If the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Options on Index Futures Contracts. The Portfolio may purchase and write options on futures contracts with respect to the Index or other equity indices. The purchase of a call option on an Index futures contract is similar in some respects to the purchase of a call option on such an index. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities, it may or may not be less risky than ownership of the futures contract or underlying securities. As with the purchase of futures contracts, when the Portfolio is not fully invested it may purchase a call option on an index futures contract to hedge against a market advance.

The writing of a call option on a futures contract with respect to the Index constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The writing of a put option on an index futures contract constitutes a partial hedge against increasing prices of the underlying securities. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract with respect to the Index is similar in some respects to the purchase of protective put options on the Index. For example, the Portfolio may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

The amount of risk the Portfolio assumes when it purchases an option on a futures contract with respect to the Index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Options on Securities. The Portfolio may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income. However, the Portfolio may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Portfolio.

When the Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. In addition, the Portfolio may continue to hold a stock which might otherwise have been sold to protect against depreciation in the market price of the stock.

A put option sold by the Portfolio is covered when, among other things, cash or liquid securities are placed in a segregated account to fulfill the obligations undertaken. When the Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the specified exercise price at any time during the option period. If the option expires unexercised, the Portfolio will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Portfolio will only write put options involving securities for which a determination is made at the time the option is written that the Portfolio wishes to acquire the securities at the exercise price.

The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Portfolio will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. Where the Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires. To close out a position as a purchaser of an option, the Portfolio, may make a "closing sale transaction" which involves liquidating the Portfolio's position by selling the option previously purchased.

When the Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

The Portfolio may purchase call and put options on any securities in which it may invest. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

The Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held in the Portfolio's holdings, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio's holdings. Put options also may be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The Portfolio has adopted certain other nonfundamental policies concerning option transactions that are discussed below.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

The Portfolio may only engage in exchange-traded options transactions.

Options on Securities Indices. In addition to options on securities, the Portfolio may also purchase and write (sell) call and put options on the Index and other securities indices in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities."

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Portfolio generally will only purchase or write such an option if the Adviser believes the option can be closed out.

Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase such options unless the Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.

Over-the-Counter Options. The Portfolio may purchase over-the-counter ("OTC") or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Options Clearing Corporation ("OCC"), assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying securities to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If the Portfolio were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Portfolio, the Portfolio would lose the premium it paid for the option and the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while OTC or dealer options do not. Consequently, the Portfolio will generally be able to realize the value of a dealer option it has purchased only be exercising it or reselling it to the dealer who issued it. Similarly, when the Portfolio writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote the option. Although the Portfolio will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Portfolio, there can be no assurance that the Portfolio will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to the Portfolio. Until the Portfolio, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.

Asset Coverage. The Portfolio will cover its transactions in futures and related options, as well as in when-issued and delayed delivery, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating liquid assets with the Portfolio's custodian in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

Short-Term Instruments. As a reserve for merger arbitrage opportunities and to cover the Portfolio's open positions resulting from its investment in derivative instruments, the Portfolio will invest in short-term instruments. In addition, when advisable to adopt a temporary defensive position in response to extraordinary political, economic or stock-market events, the Portfolio may invest up to 100% of the Portfolio's assets in such short-term instruments. Short-term instruments consist of foreign or domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by Standard & Poor's Rating Services ("S&P") or Aa or higher by Moody's Investors Services, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (v) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent if providing a guarantee, must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust. These instruments may be denominated in U.S. dollars or in foreign currencies.

Certificates of Deposit and Banker's Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

For a description of commercial paper ratings see Appendix.

U.S. Government Obligations. The Portfolio may invest in direct obligations issued by the U.S. Treasury or in obligations issued or guaranteed by the U.S. Treasury or by agencies or instrumentalities of the U.S. government ("U.S. Government Obligations"). Certain short-term

U.S. Government Obligations, such as those issued by the Government National Mortgage Association, are supported by the "full faith and credit" of the U.S. government; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow money from the U.S. Treasury; others, such as those of the Federal National Mortgage Association are solely the obligations of the issuing entity but are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law.

Lending of Portfolio Securities. The Portfolio has the authority to lend up to 30% of the total value of its portfolio securities to brokers, dealers and other financial organizations. These loans must be secured continuously by cash or securities issued or guaranteed by the United States government, its agencies or instrumentalities or by a letter of credit at least equal to the market value of the securities on loans plus accrued income. The Portfolio will not lend securities to Bankers Trust, ICC Distributors or their affiliates. By lending its securities, the Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of a fee paid by the borrower when irrevocable letters of credit and U.S. government obligations are used as collateral. During the term of the loan, the Portfolio continues to bear the risk of fluctuations in the price of the loaned securities. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100 percent collateral from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive substitute payments in respect of all dividends, interest or other distributions on the loaned securities; and (v) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must retain the right to terminate the loan and recall and vote the securities. Upon receipt of appropriate regulatory approval, cash collateral may be invested in a money market fund managed by Bankers Trust (or its affiliates) and Bankers Trust may serve as the Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

Foreign Securities. Although the Portfolio intends to invest primarily in securities of U.S. companies, the Portfolio may hold securities of non-U.S. issuers and investors should realize that the value of the Portfolio's investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Portfolio holds various foreign currencies from time to time, the value of the net assets of the Portfolio as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, the Portfolio's currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of the Portfolio's currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange, the Portfolio is authorized to enter into certain foreign currency exchange transactions.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the NYSE. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Portfolio normally pays fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

Special Information Concerning Master-Feeder Fund Structure. Unlike other open-end management companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its assets in its Portfolio, a separate registered investment company with the same investment objectives as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to a Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sale commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences might result in differences in returns experienced by investors in the different funds that invest in the Portfolios. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available by contacting Bankers Trust at 1-800-949-9940.

The master-feeder structure is relatively complex, so shareholders should carefully consider this investment approach.

Small funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro-rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds with large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolios could have effective voting control of the operation of the Portfolios. Whenever the Trust is requested to vote in matters pertaining to the Portfolio, the Trust will, except as permitted by the SEC, hold a meeting of shareholders of the corresponding Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax and other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are some other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investments from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objectives as the Fund or the retention of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Rating Services. The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, Bankers Trust also makes its own evaluation of these securities, subject to review by the Board of Trustees of the Trust (the "Board of Trustees"). After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but Bankers Trust will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings is included in the Appendix to this SAI.

                            Investment Restrictions

Fundamental Policies. The following investment restrictions are "fundamental policies" of the Fund and the Portfolio and may not be changed with respect to the Fund or the Portfolio without the approval of a "majority of the outstanding voting securities" of the Fund or the Portfolio, as the case may be. "Majority of the outstanding voting securities" under the 1940 Act, and as used in this SAI and the Prospectuses, means, with respect to the Fund (or the Portfolio), the lesser of

(i) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio). Whenever the Trust is requested to vote on a fundamental policy of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by that Fund's shareholders.

As a matter of fundamental policy, the Portfolio (or Fund) may not (except that no investment restriction of the Fund shall prevent it from investing all of its assets in an open-end investment company with substantially the same investment objective):

(1) borrow money (including through reverse repurchase agreements or dollar roll transactions), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its net assets. The Portfolio (Fund) may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

(2) underwrite securities issued by other persons except insofar as the Portfolio (Trust or Fund) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

(3) make loans to other persons except: (a) through the lending of the Portfolio's (Fund's) portfolio securities and provided that any such loans not exceed 30% of the Portfolio's (Fund's) total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

(4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio (Trust or Fund) may hold and sell, for the Portfolio's (Fund's) portfolio, real estate acquired as a result of the Portfolio's (Fund's) ownership of securities);

(5) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction;

Additional Restrictions. The following are non-fundamental policies. In order to comply with certain statutes and policies, the Portfolio (or the Trust on behalf of the Fund), will not as a matter of operating policy (except that no operating policy shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives):

(i) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

(ii) sell securities it does not own (short sales) such that the dollar amount of such short sales at any one time exceeds 25% of the net equity of the Portfolio (Fund), and the value of securities of any one issuer in which the Fund is short exceeds the lesser of 2.0% of the value of the Portfolio's (Fund's) net assets or 2.0% of the securities of any class of any U.S. issuer and, provided that short sales may be made only in those securities which are fully listed on a national securities exchange or a foreign exchange (This provision does not include the sale of securities that the Portfolio (Fund)contemporaneously owns or where the Portfolio (Fund) has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.) (The Portfolio (Fund) currently does not intend to engage in short selling);

(iii) invest for the purpose of exercising control or management of another company;

(iv) purchase securities issued by any investment company (except when such purchase, though not made in the open market, is part of a plan of merger or consolidation); if such purchase at the time thereof would cause: (a) more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) (except the Portfolio (Fund) may exceed the applicable percentage limits to the extent permitted by an exemptive order of the SEC) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) (except the Portfolio
        (Fund) may exceed the applicable percentage limits to the extent permitted by an exemptive order of the SEC) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (Fund);

(v) invest more than 15% of the Portfolio's (Fund's) net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (excluding Rule 144A securities deemed by the Board of Trustees to be liquid);

(vi) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Portfolio (Fund) and the option is issued by the OCC, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Portfolio's (Fund's) net assets; (c) the securities subject to the exercise of the call written by the Portfolio (Fund) must be owned by the Portfolio
        (Fund) at the time the call is sold and must continue to be owned by the Portfolio (Fund) until the call has been exercised, has lapsed, or the Portfolio (Fund) has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Portfolio's (Fund's) obligation to deliver securities pursuant to the call it has sold; and
        (d) at the time a put is written, the Portfolio (Fund) establishes a segregated account with its custodian consisting of cash or short-term U.S. government securities equal in value to the amount the Portfolio
        (Fund) will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Portfolio (Fund) has purchased a closing put, which is a put of the same series as the one previously written); and

(vii) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and:
        (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges;
        (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's (Fund's) total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon, other than options on stocks, held at any time do not exceed 5% of the Portfolio's (Fund's) net assets.

There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets or in the change of securities rating of the investment, or any other later change.

               Portfolio Transactions and Brokerage Commissions

The Adviser is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Portfolio are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, when placing portfolio transactions for the Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

Consistent with the policy stated above, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Trust and of other investment company clients of Bankers Trust as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing the Portfolio's assets, as well as the assets of other clients.

Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

Although certain research, market and statistical information from brokers and dealers can be useful to the Portfolio and to the Adviser, it is the opinion of the management of the Portfolio that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Portfolio, and not all such information is used by the Adviser in connection with the Portfolio. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Portfolio.

In certain instances there may be securities which are suitable for the Portfolio as well as for one or more of the Adviser's other clients. Investment decisions for the Portfolio and for the Adviser's other clients are made with a view to achieving their respective investment objectives.

It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.

Until January 1, 2000, the Fund operated as a stand-alone Fund that directly acquired and managed its own portfolio securities. For the period March 31, 1999 to December 31, 1999, the Fund incurred brokerage commissions in the amount of $2,449. For the same period, the Fund did not pay brokerage commissions to any affiliate of the Fund.

For the period March 31, 1999 to December 31, 1999, the Fund incurred commissions in the amount of $609 in connection with trades executed through BT Futures, an affiliate of the Fund.

                            PERFORMANCE INFORMATION

Standard Performance Information. From time to time, quotations of a Fund's performance may be included in advertisements, sales literature, shareholder reports or other communications to shareholders or prospective shareholders. These performance figures are calculated in the following manner:

     Total Return:  A Fund's average annual total return is calculated for
     -------------
     certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. A Fund may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.

     Performance results:  Any total return quotation provided for a Fund should
     --------------------
     not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Portfolio, but also on changes in the current value of such securities and on changes in the expenses of the Fund and the Portfolio. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

Performance information may include the Fund's investment results and/or comparisons of its investment results to the S&P 500 Index, or various other unmanaged indices or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications will be calculated on a total rate of return basis in the manner set forth in this SAI. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line, and Morningstar, Inc.

The Trust may provide period and average annualized "total return" quotations for the shares. The shares' "total return" refers to the change in the value of an investment in the shares over a stated period based on any change in net asset value per share and including the value of any shares purchased with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gains distributions are reinvested. Because of the compounding effect, an annualized total return will be higher than a period total return if the period is shorter than one year.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Fund and changes in the shares' expenses. In addition, during certain periods for which total return may be provided, Bankers Trust, as Adviser, shareholder Service Agent or Administrator, or ICC Distributors, may have voluntarily agreed to waive portions of their fees on a month-to-month basis. Such waivers will have the effect of increasing shares' net income (and therefore its total return) during the period such waivers are in effect.

                        Comparison of Fund Performance

Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following: Asian Wall Street Journal, Barron's, Business Week, Changing Times, Consumer Digest, Financial Times, Financial World, Forbes, Fortune, Global Investor, Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, Morningstar Inc., New York Times, Personal Investing News, Personal Investor, Success, U.S. News and World Report, ValueLine, Wall Street Journal, Weisenberger Investment Companies Services, Working Women.

                        Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI").

          VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND

                            Valuation of Securities

The net asset value ("NAV") per share is calculated once on each Valuation Day as of the close of regular trading on the NYSE , which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing (the "Valuation Time"). The NAV per share is computed by dividing the value of the Fund's assets (i.e., the value of its investment in the Portfolio and other assets), less all liabilities attributable to the shares, by the total number of shares outstanding as of the Valuation Time. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Board of Trustees believes accurately reflects fair value.

Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued by Bankers Trust pursuant to procedures adopted by the Board of Trustees. It is generally agreed that securities for which market quotations are not readily available should not be valued at the same value as that carried by an equivalent security which is readily marketable.

The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:

     type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

To the extent that the Portfolio purchases securities which are restricted as to resale or for which current market quotations are not readily available, the Adviser will value such securities based upon all relevant factors as outlined in FRR 1.

                              Purchase of Shares

The Trust accepts purchase orders for shares of the Fund at the NAV per share next determined after the order is received on each Valuation Day. Shares of the Fund are only through Service Agents. Shares may also be sold to employees of Bankers Trust and its affiliates, their spouses and minor children. Investors who are customers of Service Agents should contact their Service Agent with respect to a proposed investment and then follow the procedures adopted by the Service Agent for making purchases. Shares that are purchased or sold through omnibus accounts maintained by securities firms may be subject to a service fee or commission for such transactions.

Purchase orders for shares (including those purchased through a Service Agent) that are transmitted to the Trust's Transfer Agent (the "Transfer Agent"), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. The Trust and Transfer Agent reserve the right to reject any purchase order.

Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to Bankers Trust as the Trust's custodian (the "Custodian") purchase payments by 4:00 p.m. Eastern time the following business day (trade date + 1) after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account held with Bankers Trust to settle transactions with the Fund without incurring the additional costs or delays associated with the wiring of federal funds.

The Trust and Bankers Trust have authorized one or more Service Agents to accept on the Trust's behalf purchase and redemption orders. Such Service Agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Transfer Agent will be deemed to have received a purchase or redemption order when an authorized Service Agent or, if applicable, a Service Agent's authorized designee, accepts the order. Customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized Service Agent or the Service Agent's authorized designee.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.

The Transfer Agent must receive payment within one business day after an order for Shares is placed; otherwise, the purchase order may be canceled and the investor could be held liable for resulting fees and/or losses.

The Fund and its service providers reserve the right to, from time to time in their discretion, waive or reduce the investment minimums.

Redemption of Shares

You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares shall be sold at the next NAV calculated after an order is received by the Transfer Agent. Redemption requests should be transmitted by customers in accordance with procedures established by their Transfer Agent and the shareholder's Service Agent. Redemption requests for Shares received by the Service Agent and transmitted to the Transfer Agent prior to the Valuation Time on each Valuation Day will be effective at that day's Valuation Time and the redemption proceeds normally will be delivered to the shareholder's account the next day, but in any event within seven calendar days following receipt of the request.

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.





Redemptions and Purchases in Kind

The Trust, on behalf of the Fund, and the Portfolio reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust, or the Portfolio, as the case may be, and valued as they are for purposes of computing the Fund's or the Portfolio's net asset value, as the case may be (a redemption in kind). If payment is made to a Fund shareholder in securities, an investor, including the Fund, the shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of the Fund, and the Portfolio have elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund and the Portfolio are obligated to redeem shares or beneficial interests, as the case may be, with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund or the Portfolio, as the case may be, at the beginning of the period.

The Portfolio has agreed to make a redemption in kind to the Fund whenever the Fund wishes to make a redemption in kind and therefore shareholders of the Fund that receive redemptions in kind will receive portfolio securities of the Portfolio and in no case will they receive a security issued by the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind or unless requested by the Fund.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals which are to be effected as of the close of business on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as the close of business on the following business day.

The Fund may, at its own option, accept securities in payment for shares. The securities delivered in payment for shares are valued by the method described under "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of the Adviser, appropriate investments for the Fund's corresponding Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund's corresponding Portfolio; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund's Portfolio); (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

The Trust, on behalf of the Fund, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or withdrawal by making payment in whole or in part in readily marketable securities chosen by the Trust, and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made to a Fund shareholder in securities, an investor, including the Fund, may incur transaction expenses in converting these securities into cash. The Trust, on behalf of the Fund, has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares or beneficial interests, as the case may be, with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

The Fund may, at its own option, accept securities in payment for shares. The securities delivered in payment for shares are valued by the method described under "Net Asset Value" as of the day the Fund receives the securities. This may be a taxable transaction to the shareholder. (Consult your tax adviser for further tax guidance.) Securities may be accepted in payment for shares only if they are, in the judgment of Bankers Trust, appropriate investments for the Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the Fund; (ii) be acquired by the Fund for investment and not for resale; (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of the market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

Each Fund and Portfolio reserves the right to redeem all of its shares, if the Funds' and/or Portfolios' Board of Trustees vote to liquidate and terminate the Fund or Portfolio.

                         Trading in Foreign Securities

Trading in foreign cities may be completed at times that vary from the closing of NYSE. In computing the net asset value, the Fund values foreign securities at the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Similarly, foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rates.

Occasionally, events that affect values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                   MANAGEMENT OF THE TRUST AND THE PORTFOLIO

The affairs of the Trust and the Portfolio are managed under the supervision of the Board of Trustees. By virtue of the responsibilities assumed by Bankers Trust, the administrator of the Trust, the Trust does not require employees other than its executive officers. None of the executive officers of the Trust devotes full time to the affairs of the Trust or the Portfolio.

The Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Trust and the Portfolio. In addition, the Trustees review contractual arrangements with companies that provide services to the Portfolio and review the Fund's performance.

The Trustees and officers of the Trust and Portfolio, their birth dates and their principal occupations during the past five years are set forth in the next section. Their titles may have varied during that period.





                      Trustees of the Trust and Portfolio

CHARLES P. BIGGAR (birth date: October 13, 1930) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; formerly Vice President, International Business Machines ("IBM") and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL (birth date: March 28, 1930) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; formerly Partner, KPMG Peat Marwick; Director, Vintners International Company Inc.; Director, Coutts (U.S.A.) International; Trustee, Phoenix Zweig Series Trust; Trustee, Phoenix Euclid Market Neutral Fund; Director, Coutts Trust Holdings Ltd., Director, Coutts Group; General Partner, Pemco2. His address is 5070 North Ocean Drive, Singer Island, Florida 33404.


MARTIN J. GRUBER (birth date: July 15, 1937) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, TIAA2; Director, S.G. Cowen Mutual Funds2; Director, Japan Equity Fund, Inc.2; Director, Taiwan Equity Fund, Inc.2 His address is 229 South Irving Street, Ridgewood, New Jersey 07450.

RICHARD HALE* (birth date: July 17, 1945) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Managing Director, Deutsche Asset Management; Director, Flag Investors Funds; Managing Director, Deutsche Banc Alex. Brown Incorporated; Director and President, Investment Company Capital Corp. His address is 205 Woodbrook Lane, Baltimore, Maryland 21202.

RICHARD J. HERRING (birth date: February 18, 1946) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since 1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.

BRUCE E. LANGTON (birth date: May 10, 1931) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; formerly Assistant Treasurer of IBM Corporation (until 1986); Trustee and Member, Investment Operations Committee, Allmerica Financial Mutual Funds (1992-present); Member, Investment


--------------------------

(1) The "Fund Complex" consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

*"Interested Person" within the meaning of Section 2(a)(19) of the Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank and its affiliates. An investment company registered under the 1940 Act.

Committee, Unilever U.S. Pension and Thrift Plans (1989 to present)(4) Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to present)2. His address is 99 Jordan Lane, Stamford, Connecticut 06903.

PHILIP SAUNDERS, JR. (birth date: October 11, 1935) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Principal, Philip Saunders Associates (Economic and Financial Consulting); former Director, Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is Philip Saunders Associates, 445 Glen Road, Weston, Massachusetts 02493.

HARRY VAN BENSCHOTEN (birth date: February 18, 1928) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; Corporate Vice President, Newmont Mining Corporation (prior to
1987); Director, Canada Life Insurance Corporation of New York (since 1987).
His address is 6581 Ridgewood Drive, Naples, Florida  34108.

* "Interested Person" within the meaning of Section 2(a)(19) of the Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank A.G. and its affiliates.

The Board has an Audit Committee that meets with the Trust's and the Portfolio Trust's independent auditors to review the financial statements of the Trust and Portfolio Trust, the adequacy of internal controls and the accounting procedures and policies of the Trust and Portfolio Trust. Each member of the Board except Mr. Hale also is a member of the Audit Committee.

                 Officers of the Trust and the Portfolio Trust

DANIEL O. HIRSCH (birth date: March 27, 1954) -- Secretary of the Trust and Portfolio Trust; Director, Deutsche Banc Alex. Brown Incorporated and Investment Company Capital Corp. since July 1998; Assistant General Counsel, Office of the General Counsel, United States Securities and Exchange Commission from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

JOHN A. KEFFER (birth date: July 14, 1942) -- President and Chief Executive Officer of the Trust and Portfolio Trust; President, Forum Financial Group L.L.C. and its affiliates; President, ICC Distributors, Inc.(5) His address is ICC Distributors, Inc., Two Portland Square, Portland, Maine 04101.

--------------------------

(4) A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

(5) Underwriter/distributor for the Trust. Mr. Keffer owns 100% of the shares of ICC Distributors, Inc.

CHARLES A. RIZZO (birth date: August 5, 1957) Treasurer of the Trust and Portfolio Trust; Vice President and Department Head, Deutsche Asset Management since 1998; Senior Manager, PricewaterhouseCoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, MD 21202.

Messrs. Hirsch, Keffer and Rizzo also hold similar positions for other investment companies for which ICC Distributors, or an affiliate serves as the principal underwriter.

No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust. No director, officer or employee of ICC Distributors, Inc. or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.

                         Trustee Compensation Table

                            Aggregate              Aggregate             Total Compensation
Trustee                     Compensation           Compensation          from
                            from Trust*            From Portfolio**      Fund Complex***
---------------------------------------------------------------------------------------------
Charles P. Biggar           $ 3,050                N/A                   $43,750
---------------------------------------------------------------------------------------------
S. Leland Dill              $16,417                N/A                   $43,750
---------------------------------------------------------------------------------------------
Martin Gruber               $ 2,972                N/A                   $45,000
---------------------------------------------------------------------------------------------
Richard J. Herring          $ 2,642                N/A                   $43,750
---------------------------------------------------------------------------------------------
Kelvin Lancaster            $12,617                N/A                   $18,750
---------------------------------------------------------------------------------------------
Bruce E. Langton            $ 2,972                N/A                   $43,750
---------------------------------------------------------------------------------------------
Philip Saunders, Jr.        $16,924                N/A                   $45,000
---------------------------------------------------------------------------------------------
HarryVan Benschoten         $ 3,050                N/A                   $45,000
---------------------------------------------------------------------------------------------

* The information provided is for the BT Investment Funds, which is comprised of 16 funds, for the year ended December 31, 1999.

** Until January 1, 2000, the Fund operated as a stand-alone Fund that directly acquired and managed its own portfolio securities; therefore, the Portfolio did not pay Trustees fees for the year ended December 31, 1999.

** Aggregated information is furnished for the Fund Complex which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio and Capital Appreciation Portfolio for the year ended December 31, 1999.

As of March 31, 2000, the Trustees and Officers of the Fund and the Trust owned in the aggregate less than 1% of the shares of the Fund or the Trust (all series taken together).

As of March 31, 2000, the following shareholders of record owned 5% or more of the outstanding voting shares of Quantitative Equity - Investment Class:
Jeremiah H. Chafkin, 274 Saint James Dr., Piedmont, California 94611-3626 (24.600%). Ross Youngman, 155 W. 68th Street Apt.930, New York, NY 10023-5815 (24.481%). DB Alex. Brown LLC, FBO 201-84306-17, P. O. Box 1346, Baltimore, MD 21203-1346 (13.073%). Peter C. Russell, 100 Evergreen Avenue, Rye, NY 10580-2005 (9.972%).

As of March 31, 2000, the following shareholders of record owned 5% or more of the outstanding voting shares of Quantitative Equity - Institutional Class: FAC Investment Limited Partnership, P.O. Box AB 20863, ABCO Marsh Harbour Bahamas (98.931%).


                                Code of Ethics

The Board of Trustees of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Fund's Code of Ethics permits Fund personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Fund's Code of Ethics provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security. The Fund's Code of Ethics also prohibits short-term trading profits and personal investment in initial public offerings. The Code requires prior approval with respect to purchases of securities in private placements.

The Fund's adviser, Bankers Trust Company, has also adopted a Code of Ethics. The Code of Ethics allows personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements and other restrictions including "blackout periods" and minimum holding periods, subject to limited exceptions. The Code prohibits purchases of securities in initial public offerings (the prohibition is limited to U.S. public offerings) and requires prior approval for purchases of securities in private placements.


The Fund's principal underwriter, ICC Distributors, Inc. ("ICC"), has adopted a Code of Ethics applicable to ICC's distribution services to registered investment companies such as the Fund. The distributor's Code of Ethics prohibits access persons and investment personnel from executing personal trades on a day during which the individual knows or should have known that a fund has a pending "buy" or "sell" order in the same security, subject to certain exceptions. In addition, investment personnel are prohibited from executing personal trades during a "blackout period" surrounding trades by funds for which such investment personnel make investment recommendations, subject to certain exceptions. The ICC Code of Ethics also requires investment personnel to obtain pre-clearance for purchases of securities in an initial public offering or private placement.

                              Investment Adviser

The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing all the assets of the Fund in the Portfolio. The Portfolio has retained the services of Bankers Trust as investment adviser.

Bankers Trust is a wholly owned subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase of sale by the Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates. Also, in dealing with its customers, Bankers Trust, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

Bankers Trust, subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with brokers, dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of Bankers Trust.

Under its Investment Advisory Agreement, Bankers Trust receives a fee from the Portfolio computed daily and paid monthly at the annual rate of 0.50% of the average daily net assets of the Portfolio. Under certain circumstances Bankers Trust has agreed to pay fees to certain securities brokers, dealers and other entities that facilitate the sale of Fund shares, and in connection therewith provide administrative, shareholder, or distribution-related services to the Fund or its shareholders. Fees paid to entities that administer mutual fund "supermarkets" may be higher than fees paid for other types of services.

Until January 1, 2000, the Fund operated as a stand-alone Fund that directly acquired and managed its own portfolio securities. For the period March 31, 1999 to December 31, 1999, Bankers Trust earned $6,366 as compensation for investment advisory services provided to the Fund.

The Fund's prospectus contains disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees, including waivers thereof. Bankers Trust may not recoup any of its waived investment advisory or administration and services fees.


                                 Administrator

Under an Administration and Services Agreement with the Portfolio, Bankers Trust calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee computed daily and paid monthly at the rate of 0.15% of the average daily net assets of the Portfolio. Under the Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others at Bankers Trust's expense.

Until January 1, 2000, the Fund operated as a stand-alone Fund that directly acquired and managed its own portfolio securities. For the period March 31, 1999 to December 31, 1999, Bankers Trust earned $7,201 as compensation for administration and services provided to the Fund.

Under the Administration and Services Agreement, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees reasonably deems necessary for the proper administration of the Trust or the Portfolio. Bankers Trust will generally assist in all aspects of the Fund's and Portfolio's operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

                             Expense Reimbursement

For the period March 31, 1999 to December 31, 1999, Bankers Trust reimbursed $142,798 to the Fund and Portfolio to cover expenses.

                         Custodian and Transfer Agent

Bankers Trust, 130 Liberty Street, New York, New York 10006, serves as Custodian for the Trust and for the Portfolio pursuant to the Administration and Services Agreement. As Custodian, it holds the Fund's and the Portfolio's assets. Bankers Trust also serves as transfer agent of the Trust and of the Portfolio pursuant to the Administration and Services Agreement. Under its transfer agency agreement with the Trust, Bankers Trust maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. Bankers Trust may be reimbursed by the Fund or the Portfolio for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

                                  Distributor

ICC Distributors is the principal distributor for shares of the Fund. ICC Distributors is a registered broker/dealer and is unaffiliated with Bankers Trust. The principal business address of ICC Distributors is Two Portland Square, Portland, Maine 04101.

                                 Service Agent

The Advisor acts as a Service Agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by Bankers Trust from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreement with Bankers Trust, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

                                  Use of Name

The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment adviser to the Portfolio or the Fund. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

                          Banking Regulatory Matters

Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Portfolio contemplated by the Advisory Agreement and other activities for the Portfolio and the Fund described in the Prospectuses and this SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Portfolio and the Fund. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Board of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.

                       Counsel and Independent Auditors

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, serves as Counsel to the Trust and the Portfolio. Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market St., Philadelphia, Pennsylvania 19103, acts as Independent Auditors of the Trust and the Portfolio.

                           ORGANIZATION OF THE TRUST

The Trust was organized on July 21, 1986, under the name BT Tax-Free Investment Trust, and assumed its current name on May 16, 1988. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. Trustees of the Trust established and designated one class of shares of beneficial interest of the Fund. The Trust reserves the right to add additional series in the future. The Trust also reserves the right to issue additional classes of shares of the Fund. No series of shares will have any preference over any other series.


When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. Shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

The shares of the series participate equally in the earnings, dividends and assets of the particular series. The Trust may create and issue additional series of shares. The Trust's Declaration of Trust permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in series. Each share represents an equal proportionate interest in a series with each other share. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held.

As of March 31, 2000, no shareholders of record owned 25% or more of the voting securities of Quantitative Equity--Investment Class, and, therefore, are not deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders.

As of March 31, 2000, the following shareholder of record owned 25% or more of the voting securities of Quantitative Equity - Institutional Class, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders: FAC Investment Limited Partnership, POB AB 20863, Abaco Marsh Harbour, Bahamas (98.831%)

Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees.

The Trust is an entity commonly known as a "Massachusetts business trust." Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

Whenever the Trust is requested to vote on matters pertaining to the Fund, the Trust will vote its shares without a meeting of shareholders of the Fund if the proposal is one, which if made with respect to the Fund, would not require the vote of shareholders of the Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, the Trust will hold a meeting of shareholders of the Fund and, at the meeting of the investors in the Fund, the Trust will cast all of its votes in the same proportion as votes in all its shares at the Fund meeting, other investors with a greater pro rata ownership of the Fund could have effective voting control of the operations of the Fund.

                                   TAXATION

                             Taxation of the Fund

The Trust intends to qualify annually and to elect the Fund to be treated as a regulated investment company under the Code.

To qualify as a regulated investment company, the Fund must, among other things:
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income, if any, each taxable year.

As a regulated investment company, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of:
(1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year;
(2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year; and
(3) any ordinary income and capital gains for previous years that were not distributed during those years.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Fund shareholders will also receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the federal income status of his dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their tax advisers as to any state and local taxes that may apply to these dividends and distributions. The dollar amount of dividends excluded from Federal income taxation and the dollar amount subject to such income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in the Fund.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

                           Taxation of the Portfolio

The Portfolio is not subject to federal income taxation. Instead, the Fund and other investors investing in the Portfolio must take into account, in computing their federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio.

                              Foreign Securities

Income from investments in foreign securities may be subject to foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries will vary.

If the Fund is liable for foreign taxes, and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by its shareholders. Pursuant to such election, the amount of foreign taxes paid will be included in the income of the Fund's shareholders, and the Fund shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Fund shareholders will be notified after the close of the Fund's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year generally will be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Fund on the sale of foreign securities will be treated as U.S. source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.

                                 Distributions

Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. The Taxpayer Relief Act of 1997 created additional categories of capital gains taxable at different rates. The categories of gain and related rates will be passed through to shareholders in capital gain dividends. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions.

                                Sale of Shares

Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

                           Foreign Withholding Taxes

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

                              Backup Withholding

The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

                             Foreign Shareholders

The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described in this SAI. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                                Other Taxation

The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

Fund shareholders may be subject to state and local taxes on the Fund's distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                             FINANCIAL STATEMENTS

The audited financial statements for the Fund for the fiscal period ended December 31, 1999, are incorporated herein by reference to the Annual Report to shareholders of the Fund dated December 31, 1999 (File Nos. 33-07404 and 811-
4760). A copy of the Annual Report may be obtained without charge by contacting the Service Center at 1-800-730-1313.

                                   APPENDIX

S&P'S Commercial Paper Ratings:

A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within it's a classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt ratings is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward tread. Typically, the issuer is a strong company in a well-established industry and has superior management.

Moody's Commercial Paper Ratings:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leasing market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rates Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Fitch Investors Service and Duff & Phelps Commercial Paper Ratings:

Commercial paper rated "Fitch-1" is considered to be the highest grade paper and is regarded as having the strongest degree of assurance for timely payment. "Fitch-2" is considered very good grade paper and reflects an assurance of timely payment only slightly less in degree than the strongest issue.

Commercial paper issued rated "Duff 1" by Duff & Phelps, Inc. have the following characteristics: very high certainty of timely payment, excellent liquidity factors supported by strong fundamental protection factors, and risk factors which are very small. Issues rated "Duff 2" have a good certainty of timely payment, sound liquidity factors and company fundamentals, small risk factors and good access to capital markets.

                                                            APRIL 30, 2000


Investment Adviser of the Portfolio
Administrator of the Fund and Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, NY  10006

Distributor
ICC DISTRIBUTORS, INC.

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, NY  10006

Independent Auditors
ERNST & YOUNG LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, PA 19103

Counsel
WILLKIE FARR & GALLAGHER LLP
787 Seventh Avenue
New York, NY  10019

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectuses, its Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectuses nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.


Cusip#: 055922652 (Quantitative Equity - Investment Class)
Cusip#: 055922645 (Quantitative Equity - Institutional Class)

COMBQEFSAI (0/00)

PART C - OTHER INFORMATION

ITEM 23. Exhibits.

(a)  Declaration of Trust dated July 21, 1986; 1
     (i)  Supplement to Declaration of Trust dated October 20, 1986; 1
     (ii) Second Supplement to Declaration of Trust dated May 16, 1988; 1
(b)  By-Laws; 1
(c)  Incorporated by reference to Exhibit (b) above;
(d)  Not applicable
(e)  Distribution Agreement dated August 11, 1998; 5
     (ii) Appendix A dated December 9, 1998 to Distribution Agreement; 7
     (iii) Appendix A dated December 23, 1999 to Distribution Agreement; 12
(f)  Bonus or Profit Sharing Contracts - Not applicable;
(g)  Custodian Agreement dated July 1, 1996; 2
     (i)  Cash Services Addendum to Custodian Agreement dated December 18, 1997;
          4
     (ii) Amendment No. 5 to Exhibit A of the Custodian Agreement dated December 23, 1999; 12

(h)  Administration and Services Agreement dated Oct. 28, 1992; 8
     (i) Exhibit D to the Administration and Services Agreement as of October 28, 1992, as revised December 23,1999; 12
     (ii) Agreement to Provide Shareholder Services for BT Preservation Plus Income Fund as of June 10, 1998; 5
    (iii) Shareholder Services Plan for BT Preservation Plus Income Fund as of June 10, 1998; 5
     (iv) Expense Limitation Agreement dated September 30, 1999 on behalf of Intermediate Tax Free Fund, Capital Appreciation Fund, Small Cap Fund; 13
     (v) Expense Limitation Agreement dated October 31, 1999 on behalf of International Equity Fund, Latin American Equity Fund and Pacific Basin Equity Fund; 13
     (vi) Expense Limitation Agreement dated June 4, 1999, on behalf of BT Investment Lifecycle Long Range Fund, BT

          Investment Lifecycle Mid Range Fund, and BT Investment Lifecycle Short Range Fund; 13
    (vii) Expense Limitation Agreement dated December 31, 1999 on behalf of
          Cash Management Fund, Tax Free Money Fund, NY Tax Free Money Fund, Treasury Money Fund and Quantitative Equity Fund; filed herewith
     (ix) Expense Limitation Agreement dated September 30, 1999 on behalf of Preservation Plus Income Fund; 13
(i)  Legal Opinion - Not applicable;
(j)  Consent of Independent Accountants; filed herewith.
(k)  Omitted Financial Statements - Not applicable;
(l)  Initial Capital Agreements - Not applicable;
(m)  Rule 12b-1 Plans - Not applicable; (n) Not applicable.
(o)  Rule 18f-3 Plan; 13.
(p)  Codes of Ethics for Funds, Adviser and Distributor; filed herewith

-----------------------------------
1. Incorporated by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A ("Registration Statement") as filed with the Securities and Exchange Commission ("Commission") on July 31, 1995.
2. Incorporated by reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement as filed with the Commission on July 1, 1997.
3. Incorporated by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement as filed with the Commission on January 28, 1998.
4. Incorporated by reference to Post-Effective Amendment No. 50 to Registrant's Registration Statement as filed with the Commission on June 30, 1998.
5. Incorporated by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement as filed with the Commission on November 25, 1998.
6. Incorporated by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement as filed with the Commission on January 28, 1999.
7. Incorporated by reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement as filed with the Commission on February 8, 1999.
8. Incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement as filed with the Commission on November 8, 1993.
9. Incorporated by reference to Post-Effective Amendment No. 60 to Registrant's Registration Statement as filed with the Commission on March 15, 1999.

10. Incorporated by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement as filed with the Commission on July 29, 1999.
11. Incorporated by reference to Post-Effective Amendment No. 64 to Registrant's Registration Statement as filed with the Commission on October 22, 1999.
12. Incorporated by reference to Post-Effective Amendment to No. 66 to Registrant's Registration Statement as filed with the Commission on December 23, 1999.
13. Incorporated by reference to Post-Effective Amendment to No. 67 to Registrant's Registration Statement as filed with the Commission on January 28, 2000.

ITEM 24. Persons Controlled by or Under Common Control with Registrant.

Not applicable.

ITEM 25. Indemnification.

Incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement as filed with the Commission on April 29, 1996.

ITEM 26.  Business and Other Connections of Investment Adviser.

Bankers Trust Company ("Bankers Trust") serves as investment adviser to the Portfolios. Bankers Trust, a New York banking corporation, is a wholly owned subsidiary of Deutsche Bank A.G. Bankers Trust conducts a variety of commercial banking and trust activities and is a major wholesale supplier of financial services to the international institutional market.

To the knowledge of the Trust, none of the directors or officers of Bankers Trust, except those set forth below, is engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Deutsche Bank A.G. and its affiliates or subsidiaries. Set forth below are the names and principal businesses of the directors and officers of Bankers Trust who, to our knowledge as of April 25, 2000, are engaged in any other business, profession, vocation or employment of a substantial nature.

Josef Ackermann
Member, Board of Managing Directors, Deutsche Bank AG; Chairman of the Board and Chief Executive Officer, Bankers Trust Corporation;

Chairman of the Board and Chief Executive Officer, Bankers Trust Company; Chairman of the Supervisory Board, Deutsche Bank Luxembourg, S.A.; Supervisory Board Memberships in: EUREX Frankfurt AG; EUREX Zurich AG; Linde AG, Stora Enso Oyj and Mannesmann AG; Director, Deutsche Bank Americas Holding Corp. Address:
Deutsche Bank AG, Taunusanlage 12, 60325 Frankfurt am Main, Germany.

Hans Angermueller
"Of Counsel", Shearman & Sterling; Director, Bankers Trust Corporation; Director, Bankers Trust Company. Address: Shearman & Sterling, 599 Lexington Avenue, Suite 1414, New York, New York 10022-6069.

George B. Beitzel
Private Investor; Director, Bankers Trust Corporation; Director, Bankers Trust Company; Directorships in: Bitstream, Inc.; Computer Task Group, Inc.; and Staff Leasing Inc. Address: 29 King Street, Chappaqua, New York 10514-3432.

Yves de Balman
Co-Chairman and Co-Chief Executive Officer, DB Alex. Brown LLC; Vice Chairman, Bankers Trust Corporation; Director, Bankers Trust International, plc; Director, Aerospatiale Matra; Co-Chairman and Co-Chief Executive Officer, Deutsche Bank Securities Inc. Address: 130 Liberty Street, New York, New York 10006.

William R. Howell
Chairman Emeritus, J.C. Penney Company, Inc.; Director, Bankers Trust Corporation; Director, Bankers Trust Company; Director, Exxon Mobil Corporation; Warner-Lambert Company; Halliburton Company; Williams, Inc.; Central and South West Corporation. Adddress: 6501 Legacy Drive, Plano, Texas 75054-3698.

Hermann-Josef Lamberti
Executive Vice President, Deutsche Bank AG; Director and Vice Chairman, Bankers Trust Corporation; Director, Bankers Trust Company; Board memberships: Euroclear plc (London); Euroclear sc. (Brussels); and The Clearinghouse Interbank Payments Co. L.L.C. Supervisory Board Memberships in: GZS (Frankfurt) and the European Transaction Bank (e.t.b.). Director, Deutsche Bank Americas Holding Corp.
Address: Deutsche Bank AG, Taunusanlage 12, 60325 Frankfurt am Main, Germany.

Troland S. Link
General Counsel of Deutsche Bank North America; General Counsel, Bankers Trust Corporation; Managing Director and General Counsel,

Bankers Trust Company. Address: 1301 Sixth Avenue - Fl.8, New York, NY 10019.

Rodney A. McLauchlan
Executive Vice President, Bankers Trust Company; Executive Vice President, Bankers Trust Corporation. Address: 31 West 52nd Street, Fl.28, New York, NY 10019.

John A. Ross
Chief Executive Officer of the Americas, Deutsche Bank AG; President and Director, Bankers Trust Corporation; President and Director, Bankers Trust Company; President, Director and Chief Executive Officer, Taunus Corporation and DB U.S. Financial Markets Holding Corporation; President and Chief Executive Officer, Deutsche Bank Americas Holding Corp.; Director, Deutsche Bank Securities Inc.and DB Alex. Brown LLC. Address: Deutsche Bank, 31 West 52nd Street, FL. 28, New York, New York 10019.

Ronaldo H. Schmitz
Member of the Group Board, Deutsche Bank AG, Director, Bankers Trust Corporation; Director, Bankers Trust Company; Non-executive Director, Bertelsmann AG, Glaxo Wellcome plc, Rohm & Haas Co. and INSEAD - Paris, France; Director, Deutsche Bank Americas Holding Corp. Address: Deutsche Bank AG, Taunusanlage 12, 60325 Frankfurt am Main, Germany.

Mayo A. Shattuck III
Co-Chairman and Co-Chief Executive Officer, DB Alex. Brown LLC; Vice Chairman, Bankers Trust Corporation; Director, Bankers Trust International, plc, Alex. Brown & Sons Holdings Limited, Alex. Brown & Sons Limited, Alex. Brown Asset Management, Inc., Alex. Brown Capital Advisory, Incorporated and Investment Company Capital Corporation; Co-Chairman and Co-Chief Executive Officer, Deutsche Bank Securities Inc.; Director and President - AB Administrative Partner, Inc., ABFS I Incorporated, ABS Leasing Services Company, ABS MB Ltd., Alex. Brown Financial Corporation, Alex. Brown Financial Services Incorporated, Alex. Brown Investments Incorporated, Alex. Brown Management Services Inc. and Alex. Brown Mortgage Capital Corporation; and Director and Vice President, Alex. Brown & Sons Holdings Limited; Director, Constellation Holdings; President, South Street Aviation; Co-Chairman and Co-Chief Executive Officer, Deutsche Bank Securities Inc. Address: One South Street, Fl.30 Baltimore, MD 21202.

Item 27. Principal Underwriters.

(a) ICC Distributors, Inc., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies:
BT Advisor Funds, BT Institutional Funds, BT Pyramid Mutual Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio, BT Investment Portfolios, Deutsche Banc Alex. Brown Cash Reserve Fund, Inc., Flag Investors Communications Fund, Inc., Flag Investors Emerging Growth Fund, Inc., the Flag Investors Total Return U.S. Treasury Fund Shares of Total Return U.S. Treasury Fund, Inc., the Flag Investors Managed Municipal Fund Shares of Managed Municipal Fund, Inc., Flag Investors Short-Intermediate Income Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Flag (formerly known as Deutsche Funds, Inc.), Flag Investors Portfolios Trust (formerly known as Deutsche Portfolios), Morgan Grenfell Investment Trust, DP Trust, The Glenmede Funds, Inc. and The Glenmede Portfolios.


(b) Unless otherwise stated, the principal business address for the following persons is Two Portland Square, Portland, Maine 04101.

Name and                   Positions and               Positions and
Principal Business         Offices with                Offices with
Address                    Distributor                 Registrant

John Y. Keffer             President                   None
Ronald H. Hirsch           Treasurer                   None
Nanette K. Chern           Chief Compliance Officer    None
David I. Goldstein         Secretary                   None
Benjamin L. Niles          Vice President              None
Frederick Skillin          Assistant Treasurer         None
Marc D. Keffer             Assistant Secretary         None

(c)  None

ITEM 28. Location of Accounts and Records.

BT Investment Funds:                        Deutsche Asset Management
(Registrant)                                One South Street
                                            Baltimore, MD 21202

Bankers Trust Company:                      130 Liberty Street
(Custodian, Investment Adviser              New York, NY 10006
and Administrator)

Investors Fiduciary                         127 West 10th Street,
Trust Company:                              Kansas City, MO 64105.

ICC Distributors, Inc.:                     Two Portland Square
(Distributor)                               Portland, ME 04101

ITEM 29. Management Services.

Not Applicable

ITEM 30. Undertakings.

Not Applicable
                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, BT INVESTMENT FUNDS, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 68 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 68 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and the State of Maryland on this 28th day of April, 2000.

                                              BT INVESTMENT FUNDS

                                              By: /s/ Daniel O. Hirsch
                                              Daniel O. Hirsch, Secretary
                                              April 28, 2000

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

NAME                                        TITLE                              DATE
By:  /s/ Daniel O. Hirsch               Secretary                          April 28, 2000
     Daniel O. Hirsch                   (Attorney in Fact
                                        For the Persons Listed Below)

/s/ John Y. Keffer*                     President and
John Y. Keffer                          Chief Executive Officer

/s/ Charles A. RIZZO*                   Treasurer (Principal
Charles A. Rizzo                        Financial and Accounting Officer)

/s/ CHARLES P. BIGGAR*                  Trustee
Charles P. Biggar

/s/ S. LELAND DILL*                     Trustee
S. Leland Dill

/s/ MARTIN J. GRUBER*                   Trustee
Martin J. Gruber

/s/ RICHARD T. HALE*                    Trustee
Richard T. Hale

/s/ RICHARD J. HERRING*                 Trustee
Richard J. Herring

/s/ BRUCE T. LANGTON*                   Trustee
Bruce T. Langton

/s/ PHILIP SAUNDERS, JR.*               Trustee
Philip Saunders, Jr.

/s/ HARRY VAN BENSCHOTEN*               Trustee
Harry Van Benschoten

* By Power of Attorney. Incorporated by reference to Post-Effective Amendment No. 64 of BT Investment Funds as filed with the Commission on October 22, 1999.

                                   SIGNATURES

      BT INVESTMENT PORTFOLIOS has duly caused this Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of BT Investment Funds to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 28th day of April, 2000.

                                               BT INVESTMENT PORTFOLIOS

                                               By: /s/ Daniel O. Hirsch
                                               Daniel O. Hirsch, Secretary
                                               April 28, 2000

This Post-Effective Amendment No. 68 to the Registration Statement of BT Investment Funds has been signed below by the following persons in the capacities indicated with respect to Quantitative Equity Portfolio, a series of BT INVESTMENT PORTFOLIOS.

NAME                                        TITLE                        DATE
By:  /s/ Daniel O. Hirsch          Secretary                          April 28, 2000
     Daniel O. Hirsch              Attorney in Fact
                                   For the Persons Listed Below)

/s/ John Y. Keffer*                President and
John Y. Keffer                     Chief Executive Officer

/s/ Charles A. RIZZO*              Treasurer (Principal
Charles A. Rizzo                   Financial and Accounting Officer)

/s/ CHARLES P. BIGGAR*             Trustee
Charles P. Biggar

/s/ S. LELAND DILL*                Trustee
S. Leland Dill

/s/ MARTIN J. GRUBER*              Trustee
Martin J. Gruber

/s/ RICHARD T. HALE*               Trustee
Richard T. Hale

/s/ RICHARD J. HERRING*            Trustee
Richard J. Herring

/s/ BRUCE T. LANGTON*              Trustee
Bruce T. Langton

/s/ PHILIP SAUNDERS, JR.*          Trustee
Philip Saunders, Jr.

/s/ HARRY VAN BENSCHOTEN*          Trustee
Harry Van Benschoten

* By Power of Attorney. Incorporated by reference to Post-Effective Amendment No. 64 of BT Investment Funds as filed with the Commission on October 22, 1999.

                                   SIGNATURES

      CASH MANAGEMENT PORTFOLIO has duly caused this Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of BT Investment Funds to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 28th day of April, 2000.

                                                 CASH MANAGEMENT PORTFOLIO

                                                 By:      /s/ Daniel O. Hirsch
                                                 Daniel O. Hirsch, Secretary
                                                 April 28, 2000

This Post-Effective Amendment No. 68 to the Registration Statement of BT Investment Funds has been signed below by the following persons in the capacities indicated with respect to CASH MANAGEMENT PORTFOLIO.

NAME                                        TITLE                        DATE
By:  /s/ Daniel O. Hirsch           Secretary                          April 28, 2000
     Daniel O. Hirsch               Attorney in Fact
                                    For the Persons Listed Below)

/s/ John Y. Keffer*                 President and
John Y. Keffer                      Chief Executive Officer

/s/ Charles A. RIZZO*               Treasurer (Principal
Charles A. Rizzo                    Financial and Accounting Officer)

/s/ CHARLES P. BIGGAR*              Trustee
Charles P. Biggar

/s/ S. LELAND DILL*                 Trustee
S. Leland Dill

/s/ MARTIN J. GRUBER*               Trustee
Martin J. Gruber

/s/ RICHARD T. HALE*                Trustee
Richard T. Hale

/s/ RICHARD J. HERRING*             Trustee
Richard J. Herring


/s/ BRUCE T. LANGTON*               Trustee
Bruce T. Langton

/s/ PHILIP SAUNDERS, JR.*           Trustee
Philip Saunders, Jr.

/s/ HARRY VAN BENSCHOTEN*           Trustee
Harry Van Benschoten

* By Power of Attorney. Incorporated by reference to Post-Effective Amendment No. 64 of BT Investment Funds as filed with the Commission on October 22, 1999.

                                   SIGNATURES

      TAX FREE MONEY PORTFOLIO has duly caused this Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of BT Investment Funds to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 28th day of April, 2000.

                                                 TAX FREE MONEY PORTFOLIO

                                                 By: /s/ Daniel O. Hirsch
                                                 Daniel O. Hirsch, Secretary
                                                 April 28, 2000

This Post-Effective Amendment No. 68 to the Registration Statement of BT Investment Funds has been signed below by the following persons in the capacities indicated with respect to TAX FREE MONEY PORTFOLIO.

NAME                                        TITLE                         DATE
By:  /s/ Daniel O. Hirsch           Secretary                          April 28, 2000
     Daniel O. Hirsch               Attorney in Fact
                                    For the Persons Listed Below)

/s/ John Y. Keffer*                 President and
John Y. Keffer                      Chief Executive Officer

/s/ Charles A. RIZZO*               Treasurer (Principal
Charles A. Rizzo                    Financial and Accounting Officer)

/s/ CHARLES P. BIGGAR*              Trustee
Charles P. Biggar

/s/ S. LELAND DILL*                 Trustee
S. Leland Dill

/s/ MARTIN J. GRUBER*               Trustee
Martin J. Gruber

/s/ RICHARD T. HALE*                Trustee
Richard T. Hale

/s/ RICHARD J. HERRING*             Trustee
Richard J. Herring


/s/ BRUCE T. LANGTON*               Trustee
Bruce T. Langton

/s/ PHILIP SAUNDERS, JR.*           Trustee
Philip Saunders, Jr.

/s/ HARRY VAN BENSCHOTEN*           Trustee
Harry Van Benschoten

* By Power of Attorney. Incorporated by reference to Post-Effective Amendment No. 64 of BT Investment Funds as filed with the Commission on October 22, 1999.

                                   SIGNATURES

      NY TAX FREE MONEY PORTFOLIO has duly caused this Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of BT Investment Funds to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 28th day of April, 2000.

                                                 NY TAX FREE MONEY PORTFOLIO

                                                 By: /s/ Daniel O. Hirsch
                                                 Daniel O. Hirsch, Secretary
                                                 April 28, 2000

This Post-Effective Amendment No. 68 to the Registration Statement of BT Investment Funds has been signed below by the following persons in the capacities indicated with respect to NY TAX FREE MONEY PORTFOLIO.

NAME                                        TITLE                          DATE
By:  /s/ Daniel O. Hirsch           Secretary                          April 28, 2000
     Daniel O. Hirsch               Attorney in Fact
                                    For the Persons Listed Below)

/s/ John Y. Keffer*                 President and
John Y. Keffer                      Chief Executive Officer

/s/ Charles A. RIZZO*               Treasurer (Principal
Charles A. Rizzo                    Financial and Accounting Officer)

/s/ CHARLES P. BIGGAR*              Trustee
Charles P. Biggar

/s/ S. LELAND DILL*                 Trustee
S. Leland Dill

/s/ MARTIN J. GRUBER*               Trustee
Martin J. Gruber

/s/ RICHARD T. HALE*                Trustee
Richard T. Hale

/s/ RICHARD J. HERRING*             Trustee
Richard J. Herring

/s/ BRUCE T. LANGTON*               Trustee
Bruce T. Langton

/s/ PHILIP SAUNDERS, JR.*           Trustee
Philip Saunders, Jr.

/s/ HARRY VAN BENSCHOTEN*           Trustee
Harry Van Benschoten

* By Power of Attorney. Incorporated by reference to Post-Effective Amendment No. 64 of BT Investment Funds as filed with the Commission on October 22, 1999.

                                   SIGNATURES

      TREASURY MONEY PORTFOLIO has duly caused this Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of BT Investment Funds to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 28th day of April, 2000.

                                              TREASURY MONEY PORTFOLIO

                                              By: /s/ Daniel O. Hirsch
                                              Daniel O. Hirsch, Secretary
                                              April 28, 2000

This Post-Effective Amendment No. 68 to the Registration Statement of BT Investment Funds has been signed below by the following persons in the capacities indicated with respect to TREASURY MONEY PORTFOLIO.

NAME                                        TITLE                          DATE
By:  /s/ Daniel O. Hirsch           Secretary                          April 28, 2000
     Daniel O. Hirsch               Attorney in Fact
                                    For the Persons Listed Below)

/s/ John Y. Keffer*                 President and
John Y. Keffer                      Chief Executive Officer

/s/ Charles A. RIZZO*               Treasurer (Principal
Charles A. Rizzo                    Financial and Accounting Officer)

/s/ CHARLES P. BIGGAR*              Trustee
Charles P. Biggar

/s/ S. LELAND DILL*                 Trustee
S. Leland Dill

/s/ MARTIN J. GRUBER*               Trustee
Martin J. Gruber

/s/ RICHARD T. HALE*                Trustee
Richard T. Hale

/s/ RICHARD J. HERRING*             Trustee
Richard J. Herring

/s/ BRUCE T. LANGTON*               Trustee
Bruce T. Langton

/s/ PHILIP SAUNDERS, JR.*           Trustee
Philip Saunders, Jr.

/s/ HARRY VAN BENSCHOTEN*           Trustee
Harry Van Benschoten

* By Power of Attorney. Incorporated by reference to Post-Effective Amendment No. 64 of BT Investment Funds as filed with the Commission on October 22, 1999.

                             RESOLUTION RELATING TO
                     RATIFICATION OF REGISTRATION STATEMENTS

(To be approved by the Boards of each Investment Company with a Fiscal Year End of December 31 (each, a "Trust" or a "Portfolio Trust", as applicable)

         RESOLVED,That the proper officers of the Trust be, and they hereby are, authorized and directed to execute, in the name and on behalf of the Trust, a Post-Effective Amendment under the Securities Act of 1933 (the "1933 Act") and an Amendment under the Investment Company Act of 1940, as amended, (the "1940 Act") to the Trust's Registration Statement on Form N-1A, and all necessary exhibits and other instruments relating thereto (collectively, the "Registration Statement"), to procure all other necessary signatures thereon, and to file the appropriate exhibits thereto, with the Securities and Exchange Commission (the "Commission"), under the 1933 Act and the 1940 Act and to appear, together with legal counsel, on behalf of the Trust before the Commission in connection with any matter relating to the Registration Statement; and further

         RESOLVED,That any officer of the Trust be, and he or she hereby is, authorized and directed in the name and on behalf of the Trust to take any and all action which the officer so acting may deem necessary or advisable in order to obtain a permit to register or qualify shares of common stock of the Trust for issuance and sale or to request an exemption from registration of shares of common stock of the Trust under the securities laws of such of the states of the United States of America or other jurisdictions, including Canada, as such officer may deem advisable, and in connection with such registration, permits, licenses, qualifications and exemptions to execute, acknowledge, verify, deliver, file and publish all such applications, reports, issuer's covenants, resolutions, irrevocable consents to service of process, powers of attorney and other papers and instruments as may be required under such laws or may be deemed by such officer to be useful or advisable to be filed thereunder, and that the form of any and all resolutions required by any such state authority in connection with such registration, licensing, permitting, qualification or exemption is hereby adopted if (1) in the opinion of the officer of the Trust so acting the adoption of such resolutions is necessary or advisable, and (2) the Secretary of the Trust evidences such adoption by filing herewith copies of such resolutions which shall thereupon be deemed to be adopted by the Board of Directors and incorporated in the minutes as a part of this resolution and with the same force and effect as if attached hereto and that the proper officers of the Trust are hereby authorized to take any and all action that they may deem necessary or advisable in order to maintain such registration in effect for as long as they may deem to be in the best interests of the Trust; and further

         RESOLVED,That any and all actions heretofore or hereafter taken by such officer or officers within the terms of the foregoing resolutions be, and they hereby are, ratified and confirmed as the authorized act and deed of the Trust; and further

         RESOLVED,That the proper officers of the Portfolio Trust be, and they hereby are, authorized and directed to execute, in the name and on behalf of the Portfolio Trust, an Amendment under the 1940 Act to the Portfolio Trust's Registration Statement, to procure all other necessary signatures thereon, and to file the appropriate exhibits thereto, with the Commission and to appear, together with legal counsel, on behalf of the Portfolio Trust before the Commission in connection with any matter relating to the Registration Statement; and further

         RESOLVED,That any officer of the Portfolio Trust be, and he or she hereby is, authorized and directed in the name and on behalf of the Portfolio Trust to take any and all action which the officer so acting may deem necessary or advisable in order to obtain a permit to register or qualify shares of common stock of the Portfolio Trust for issuance and sale or to request an exemption from registration of shares of common stock of the Portfolio Trust under the securities laws of such of the states of the United States of America or other jurisdictions, including Canada, as such officer may deem advisable, and in connection with such registration, permits, licenses, qualifications and exemptions to execute, acknowledge, verify, deliver, file and publish all such applications, reports, issuer's covenants, resolutions, irrevocable consents to service of process, powers of attorney and other papers and instruments as may be required under such laws or may be deemed by such officer to be useful or advisable to be filed thereunder, and that the form of any and all resolutions required by any such state authority in connection with such registration, licensing, permitting, qualification or exemption is hereby adopted if (1) in the opinion of the officer of the Portfolio Trust so acting the adoption of such resolutions is necessary or advisable, and
                  (2) the Secretary of the Portfolio Trust evidences such adoption by filing herewith copies of such resolutions which shall thereupon be deemed to be adopted by the Board of Directors and incorporated in the minutes as a part of this resolution and with the same force and effect as if attached hereto and that the proper officers of the Portfolio Trust are hereby authorized to take any and all action that they may deem necessary or advisable in order to maintain such registration in effect for as long as they may deem to be in the best interests of the Portfolio Trust; and further

         RESOLVED,That any and all actions heretofore or hereafter taken by such officer or officers within the terms of the foregoing resolutions be, and they hereby are, ratified and confirmed as the authorized act and deed of the Portfolio Trust.